UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04642

Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Jennifer S. Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

ANNUAL REPORT
VIRTUS VARIABLE INSURANCE TRUST

December 31, 2017

Virtus Duff & Phelps International Series
Virtus Duff & Phelps Real Estate Securities Series
Virtus KAR Capital Growth Series
Virtus KAR Small-Cap Growth Series
Virtus KAR Small-Cap Value Series
Virtus Newfleet Multi-Sector Intermediate Bond Series
Virtus Rampart Enhanced Core Equity Series
Virtus Rampart Equity Trend Series
Virtus Strategic Allocation Series

The Annual Report describes one or more Series available for underlying investment through your variable contract. For information about your variable contract, including information about insurance-related expenses, see the prospectus for your variable contract.

Not FDIC Insured

No Bank Guarantee

May Lose Value

Message to Shareholders		1
Key Investment Terms		2
Disclosure of Series Expenses		5

Series	Series Summary	Schedule of Investments

Virtus Duff & Phelps International Series (“Duff & Phelps International Series”)	7	35
Virtus Duff & Phelps Real Estate Securities Series (“Duff & Phelps Real Estate Securities Series”)	10	37
Virtus KAR Capital Growth Series (“KAR Capital Growth Series”)	13	38
Virtus KAR Small-Cap Growth Series (“KAR Small-Cap Growth Series”)	16	39
Virtus KAR Small-Cap Value Series (“KAR Small-Cap Value Series”)	19	40
Virtus Newfleet Multi-Sector Intermediate Bond Series (“Newfleet Multi-Sector Intermediate Bond Series”)	22	41
Virtus Rampart Enhanced Core Equity Series (“Rampart Enhanced Core Equity Series”)	25	52
Virtus Rampart Equity Trend Series (“Rampart Equity Trend Series”)	28	58
Virtus Strategic Allocation Series (“Strategic Allocation Series”)	31	61
Statements of Assets and Liabilities		70
Statements of Operations		73
Statements of Changes in Net Assets		76
Financial Highlights		79
Notes to Financial Statements		83
Report of Independent Registered Public Accounting Firm		93
Tax Information Notice		94
Consideration of Advisory and Subadvisory Agreements by the Board of Trustees		95
Fund Management Tables		99

Proxy Voting Procedures and Voting Record (Form N-PX)

The adviser and subadvisers vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Board of Trustees of the Trust (“Trustees,” or the “Board”). You may obtain a description of these procedures, along with information regarding how the Series voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-367-5877. This information is also available through the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Form N-Q Information

The Trust files a complete schedule of portfolio holdings for each Series with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC’s Public Reference Room. Information on the operation of the SEC’s Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

MESSAGE TO SHAREHOLDERS

To Virtus Variable Insurance Trust Investors:

I am pleased to present this annual report that reviews the performance of your Series for the 12-month period ended December 31, 2017.

Economic growth and strong corporate earnings were driving forces in the U.S. in 2017, capped off by the sweeping tax overhaul signed into law at year-end, which fueled optimism further. The Federal Reserve, buoyed by a steadily strengthening economy, raised interest rates three times over the course of the year, and began the process of unwinding its balance sheet debt accumulated since the Financial Crisis of 2008 – a clear signal that it believes the U.S. has resumed a growth path. Outside the U.S., global growth also strengthened, with other major central banks preparing to taper their own stimulus policies.

The favorable investment backdrop lifted major U.S. equity markets to new all-time highs with near-record low volatility. Large-cap stocks, as measured by the S&P 500® Index, returned 21.83% for the year, outpacing small-cap stocks, which returned 14.65%, as measured by the Russell 2000® Index. Within international equities, emerging markets led their developed peers, with the MSCI Emerging Markets Index (net) up 37.28%, compared with the MSCI EAFE® Index (net), which returned 25.03%.

Demand for U.S. Treasuries remained strong, driven by foreign investors who favored their yield advantage and credit quality over many foreign government bonds. On December 31, 2017, the benchmark 10-year U.S. Treasury yielded 2.40%, compared with 2.45% one year earlier. The broader U.S. fixed income market, as represented by the Bloomberg Barclays U.S. Aggregate Bond Index, which tracks Treasuries and other investment-grade debt securities, increased 3.54% for the 12 months, while non-investment grade bonds gained 7.50%, as measured by the Bloomberg Barclays U.S. Corporate High Yield Bond Index.

Market uncertainty is an ever-present reminder of the importance of portfolio diversification, including exposure to traditional and alternative asset classes. While diversification cannot guarantee a profit or prevent a loss, owning a variety of asset classes may cushion your portfolio against inevitable market fluctuations. Your financial advisor can help you ensure that your variable investment portfolio is adequately diversified across asset classes and investment strategies.

On behalf of our investment affiliates, thank you for entrusting assets to the Virtus Variable Insurance Trust. Should you have questions about your account or require assistance, please visit Virtus.com, or call our customer service team at
1-800-367-5877. We appreciate your business and remain committed to your long-term financial success.

Sincerely,

George R. Aylward

President, Virtus Variable Insurance Trust

February 2018

Performance data quoted represents past results. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above.

KEY INVESTMENT TERMS

American Depositary Receipt (“ADR”)

Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a U.S. bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Bloomberg Barclays U.S. Aggregate Bond Index

The Bloomberg Barclays U.S. Aggregate Bond Index measures the U.S. investment-grade fixed-rate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Bloomberg Barclays U.S. Corporate High Yield Bond Index

The Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. The index is calculated on a total return basis. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Chicago Board Options Exchange Volatility Index® (“CBOE VIX®”)

The CBOE VIX® shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500® Index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The CBOE VIX® is a widely used measure of market risk and is often referred to as the “investor fear gauge.” The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Composite Index for Strategic Allocation Series

The Composite Index for Strategic Allocation Series consists of 45% Russell 1000® Growth Index (a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies, calculated on a total return basis with dividends reinvested), 15% MSCI EAFE® Index (net) (a free floatadjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada, calculated on a total return basis with net dividends reinvested) and 40% Bloomberg Barclays U.S. Aggregate Bond Index (an index that measures the U.S. investment grade fixed rate bond market, calculated on a total return basis). The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment. Performance of the Composite Index for Strategic Allocation Series prior to 9/7/2016 represents an allocation consisting of 60% S&P 500® Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index.

European Central Bank (“ECB”)

The European Central Bank (ECB) is responsible for conducting monetary policy for the Euro area. The ECB was established as the core of the Eurosystem and the European System of Central Banks (ESCB). The ESCB comprises the ECB and the National Central Banks (NCBs) of all 17 EU Member States whether they have adopted the Euro or not.

European Union (“EU”)

The European Union (EU) is a unique economic and political union of 28 European countries. The EU was created in the aftermath of the Second World War that has become a single market for goods and services and it created the single currency the Euro.

Exchange-Traded Fund (“ETF”)

An open-end fund that is traded on a stock exchange. Most ETFs have a portfolio of stocks or bonds that track a specific market index.

Federal Funds Rate

The interest rate at which a depository institution lends funds maintained at the Federal Reserve to another depository institution overnight. The Federal Funds rate is generally only applicable to the most creditworthy institutions when they borrow and lend overnight funds to each other. The Federal Funds rate is one of the most influential interest rates in the U.S. economy, since it affects monetary and financial conditions, which in turn have a bearing on key aspects of the broad economy including employment, growth and inflation.

Federal Reserve (the “Fed”)

The Central Bank of the U.S., responsible for controlling the money supply, interest rates, and credit with the goal of keeping the U.S. economy and currency stable. Governed by a seven-member board, the system includes 12 regional Federal Reserve Banks, 25 branches, and all national and state banks that are part of the system.

KEY INVESTMENT TERMS (Continued)

Financial Crisis of 2008

The Financial Crisis of 2008, also known as the Global Financial Crisis or Financial Crisis of 2007-2008, is considered by many economists to have been the worst financial and economic crisis since the Great Depression that lasted from 1929 to 1941. The Crisis began in 2007 with a crisis in the subprime mortgage market in the U.S., and it developed into an international banking crisis with the collapse of the investment bank Lehman Brothers in September of 2008. Although bail-outs of financial institutions as well as monetary and fiscal policies were put into place throughout the world to mitigate its impact, the Crisis led to the global economic downturn commonly referred to as the Great Recession. During the Crisis and through the Great Recession that followed, housing prices fell drastically and unemployment rose, leading to legislation designed to promote financial stability such as the Dodd-Frank Act in the U.S. and efforts by various central banks to stimulate their countries’ economies.

FTSE NAREIT Equity REITs Index

The FTSE NAREIT Equity REITs Index is a free-float market capitalization-weighted index measuring equity tax-qualified real estate investment trusts, which meet minimum size and liquidity criteria, that are listed on the New York Stock Exchange, the American Stock Exchange and the NASDAQ National Market System. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Gross Domestic Product (“GDP”)

The GDP represents the market value of all goods and services produced by the economy during the period measured, including personal consumption, government purchases, private inventories, paid-in construction costs, and the foreign trade balance.

MSCI EAFE® Index (net)

The MSCI EAFE® (Europe, Australasia, Far East) Index (net) is a free float-adjusted market capitalization-weighted index that measures developed foreign market equity performance, excluding the U.S. and Canada. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

MSCI Emerging Markets Index (net)

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization-weighted index designed to measure equity market performance in the global emerging markets. The index is calculated on a total return basis with net dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Payment-in-Kind Security (“PIK”)

A bond which pays interest in the form of additional bonds, or preferred stock which pays dividends in the form of additional preferred stock.

Real Estate Investment Trust (“REIT”)

A publicly traded company that owns, develops, and operates income-producing real estate such as apartments, office buildings, hotels, shopping centers, and other commercial properties.

Russell 1000® Growth Index

The Russell 1000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the 1,000 largest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Growth Index

The Russell 2000® Growth Index is a market capitalization-weighted index of growth-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

KEY INVESTMENT TERMS (Continued)

Russell 2000® Index

The Russell 2000® Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Russell 2000® Value Index

The Russell 2000® Value Index is a market capitalization-weighted index of value-oriented stocks of the smallest 2,000 companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

S&P 500® Index

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total return basis with dividends reinvested. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Sponsored ADR (American Depositary Receipt)

An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. Sponsored ADRs generally carry the same rights normally given to stockholders, such as voting rights. ADRs must be sponsored to be able to trade on a major U.S. exchange such as the New York Stock Exchange (“NYSE”).

Tax Cuts and Jobs Act (TCJA)

The Tax Cuts and Jobs Act, which became law in December 2017, provides the first major overhaul of the U.S. federal tax code since 1986. The TCJA modifies tax rates, policies, credits, and deductions for individuals and businesses.

Treasury Yield

The return on investment, expressed as a percentage, on the U.S. government’s debt obligations (bonds, notes and bills). The Treasury yield is considered a bellwether of the U.S. economy; the higher the yields on 10-, 20- and 30-year Treasuries, the better the economic outlook.

U.S. Dollar Index®

The U.S. Dollar Index® is a geometrically-averaged calculation of the following six currencies weighted against the U.S. dollar: the euro, Japanese yen, British pound, Canadian dollar, Swedish krona and Swiss franc. The index is compiled by ICE Futures U.S., Inc. The index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and it is not available for direct investment.

Yankee bonds

Yankee bonds are dollar-denominated instruments issued in the U.S. market by foreign branches of U.S. banks and U.S. branches of foreign banks.

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited)

For the six-month period of July 1, 2017 to December 31, 2017

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of a Series (each a “Series”) of Virtus Variable Insurance Trust (the “Trust”), you incur ongoing costs including investment advisory fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Series and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

Actual Expenses

The following Expense Table illustrates a Series’ information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. The Annualized Expense Ratios may be different from the expense ratios in the Financial Highlights which is for the fiscal year ended December 31, 2017. The expense estimate does not include the fees or expenses associated with the separate insurance accounts, and if such charges were included, your costs would have been higher.

		Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps International Series	Class A	$1,000.00	$1,088.00	1.18%	$6.21
	Class I	1,000.00	1,089.60	0.93	4.90
Duff & Phelps Real Estate Securities Series	Class A	1,000.00	1,043.20	1.16	5.97
	Class I	1,000.00	1,044.60	0.91	4.69
KAR Capital Growth Series	Class A	1,000.00	1,126.40	1.03	5.52
KAR Small-Cap Growth Series	Class A	1,000.00	1,194.80	1.19	6.58
	Class I	1,000.00	1,196.20	0.94	5.20
KAR Small-Cap Value Series	Class A	1,000.00	1,123.70	1.20	6.42
Newfleet Multi-Sector Intermediate Bond Series	Class A	1,000.00	1,024.70	0.93	4.75
	Class I	1,000.00	1,026.00	0.68	3.47
Rampart Enhanced Core Equity Series	Class A	1,000.00	1,126.70	0.98	5.25
Rampart Equity Trend Series	Class A	1,000.00	1,108.00	1.70	9.03
	Class I	1,000.00	1,109.60	1.45	7.71
Strategic Allocation Series	Class A	1,000.00	1,077.00	0.98	5.13

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. Exceptions noted below.

A Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the Series prospectus and the contract prospectus.

VIRTUS VARIABLE INSURANCE TRUST

Disclosure of Series Expenses (Unaudited) (Continued)

For the six-month period of July 1, 2017 to December 31, 2017

Hypothetical Example for Comparison Purposes

The accompanying table provides information about hypothetical account values and hypothetical expenses based on a Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Series and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect additional fees and expenses associated with the annuity or life insurance policy through which you invest. Therefore, the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if the annuity or life insurance policy costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

		Beginning Account Value July 1, 2017	Ending Account Value December 31, 2017	Annualized Expense Ratio	Expenses Paid During Period*
Duff & Phelps International Series	Class A	$1,000.00	$1,019.26	1.18%	$6.01
	Class I	1,000.00	1,020.52	0.93	4.74
Duff & Phelps Real Estate Securities Series	Class A	1,000.00	1,019.36	1.16	5.90
	Class I	1,000.00	1,020.62	0.91	4.63
KAR Capital Growth Series	Class A	1,000.00	1,020.01	1.03	5.24
KAR Small-Cap Growth Series	Class A	1,000.00	1,019.21	1.19	6.06
	Class I	1,000.00	1,020.47	0.94	4.79
KAR Small-Cap Value Series	Class A	1,000.00	1,019.16	1.20	6.11
Newfleet Multi-Sector Intermediate Bond Series	Class A	1,000.00	1,020.52	0.93	4.74
	Class I	1,000.00	1,021.78	0.68	3.47
Rampart Enhanced Core Equity Series	Class A	1,000.00	1,020.27	0.98	4.99
Rampart Equity Trend Series	Class A	1,000.00	1,016.64	1.70	8.64
	Class I	1,000.00	1,017.90	1.45	7.37
Strategic Allocation Series	Class A	1,000.00	1,020.27	0.98	4.99

*	Expenses are equal to the relevant Series’ annualized expense ratio, which is net of waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days (184) expenses were accrued in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. Exceptions noted below.

A Series may invest in other funds, and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher.

You can find more information about a Series’ expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, including contractual charges associated with the separate account, refer to the Series prospectus and the contract prospectus.

Duff & Phelps International Series

Series Summary (Unaudited)

Portfolio Manager Commentary by

Duff & Phelps Investment Management Co. (“Duff & Phelps”)

⬛	The Series is diversified and has an investment objective of high total return consistent with reasonable risk. There is no guarantee that the Series will meet its objective.

⬛	For the fiscal year ended December 31, 2017, the Series’ Class A shares at NAV returned 15.95% and Class I shares at NAV returned 16.17%. For the same period, the MSCI EAFE® Index (net), which serves as the Series’ broad-based and style-specific benchmark index appropriate for comparison, returned 25.03%.

All performance figures assume reinvestment of distributions and exclude the effect of fees and expenses associated with the variable life insurance or annuity product through which you invest. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the international equity markets perform during the fiscal year ended December 31, 2017?

⬛	International equity markets posted strong returns during each quarter of 2017, with the MSCI EAFE® Index (net) delivering a 25.03% return for the 12-month period. Equity markets worldwide displayed ongoing resilience on the back of continued global economic momentum.

⬛	Geopolitical tensions, natural disasters, and political divisions within many countries were relegated to background noise in 2017 as economic momentum fueled persistent optimism across most major developed markets.

What factors affected the Series’ performance during the fiscal year?

⬛	Both sector allocation and security selection detracted from the Series’ performance for the fiscal year ended December 31, 2017, with security selection having the greater impact. On a sector performance basis, all of the 11 market sectors posted positive returns, exemplifying the one-directional nature of international equity markets during the period.

⬛	The Series’ consumer discretionary holdings had a challenging year, detracting 2.67% on a relative basis for the period primarily due to unfavorable security selection (particularly IMAX and Ctrip.com). The second largest detractor at the sector level was energy, due to both security selection (especially Technip) and the adverse effect of being overweight the sector as it lagged the index. The third largest detractor was consumer staples, due to security selection, although an underweight position in the sector was accretive as it and other defensive sectors lagged the market for the most part.

⬛	On the positive side, the Series’ industrial sector investments contributed 1.02% to relative performance for the year, primarily due to favorable security selection (particularly Nidec and Airbus). The second largest contributor at the sector level was utilities, due to security selection (especially Veolia). The third largest contributor was information technology, due to being overweight the sector as it and other cyclical sectors led the market for the most part.

⬛	While the Series’ positioning in the health care sector overall was not among the most impactful, it was notable in that the Series’ strongest relative contributor (ICON plc) and second biggest detractor (Allergan plc) were health care names. We reaped some benefit from being underweight the sector as a whole, as it underperformed, and the net overall detraction was fairly minimal compared to the impact of other sectors.

⬛	Derivatives made a negative contribution to the Series’ performance. Specifically, a Japanese yen short forward currency contract detracted -0.83% from relative total return as the U.S. dollar weakened relative to the yen during the year.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Derivatives: Investments in derivatives such as futures, options, forwards, and swaps may increase volatility or cause a loss greater than the principal investment.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Duff & Phelps International Series (Continued)

Prospectus: For additional information on risks, please see the Series’ prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Financials	29%
Industrials	16
Materials	13
Information Technology	9
Consumer Discretionary	8
Energy	7
Consumer Staples	5
Other (includes short-term investments)	13

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Duff & Phelps International Series (Continued)

Average Annual Total Returns[1] for periods ended 12/31/17

	1 year	5 years	10 years	Since Inception		Inception Date
Class A shares at NAV[2]	15.95%	1.13%	1.31%	—		—
Class I shares at NAV[2]	16.17	—	—	0.05%		4/30/13
S&P 500® Index*	21.83	15.79	8.50	14.04	[4]	—
MSCI EAFE® Index (net)*	25.03	7.90	1.94	6.16	[4]	—
Series Expense Ratios[3]: Class A shares: Gross 1.26%, Net 1.19%; Class I shares: Gross 1.01%, Net 0.94%.

Returns represent past performance which is no guarantee of future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return does not reflect expenses associated with the separate account such as the administrative fees, account charges and surrender charges, which if reflected, would reduce total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance accounts.

[3]	The expense ratios of the Series, both net and gross, are set forth according to the prospectus for the Series effective May 1, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current information. Net Expenses: Expenses reduced by a contractual waiver in effect through April 30, 2018. Gross Expenses: Do not reflect the effect of the contractual waiver. Expense ratios include fees and expenses associated with underlying funds.

[4]	The since inception index returns are from the inception date of Class I shares.

*	The MSCI EAFE® Index (net) is an appropriate broad-based index. The Series is no longer using the S&P 500® Index.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2007 for Class A shares. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Duff & Phelps Real Estate Securities Series

Series Summary (Unaudited)

Portfolio Manager Commentary by

Duff & Phelps Investment Management Co.

⬛	The Series is diversified and has investment objectives of capital appreciation and income with approximately equal emphasis. There is no guarantee that the Series will meet its objectives.

⬛	For the fiscal year ended December 31, 2017, the Series’ Class A shares at NAV returned 5.97% and Class I shares at NAV returned 6.25%. For the same period, the FTSE NAREIT Equity REITs Index, which serves as the Series’ broad-based and style-specific benchmark index appropriate for comparison, returned 5.23%.

All performance figures assume reinvestment of distributions and exclude the effect of fees and expenses associated with the variable life insurance or annuity product through which you invest. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the fiscal year ended December 31, 2017?

⬛	Equity markets, as measured by the S&P 500® Index, were quite strong during the Series’ fiscal year.

⬛	U.S. REITs put up solid performance within real assets of 5.23%, as measured by the Series’ benchmark, the FTSE NAREIT Equity REITs Index. Cash flow and dividend growth were supportive, as were mergers and acquisitions (M&A) announcements within listed real estate, both in the U.S. and overseas, through the end of 2017. Private real estate funds had raised a significant amount of capital, which remained largely unspent, and were looking to purchase real estate from listed REITs, in part or in whole. Overall new supply remained contained, while there were some property sectors and markets in stronger positions on supply/demand dynamics than others. Certain sectors benefited from secular trends, such as industrial warehouses from e-commerce, as well as data centers, which provided an opportunity for security selection.

⬛	Interest rate volatility picked up into the end of the fiscal year, and expectations grew of additional increases by the Federal Reserve (the Fed) in 2018 following three increases of 0.25% each in 2017 to normalize rates.

⬛	At the end of the fiscal year, Congress was effective in passing tax reform, a material event and a notable fiscal stimulus. It is interesting to note that, following the global Financial Crisis of 2008, former Fed Chair Ben Bernanke called for a fiscal stimulus on top of a monetary one, but it was never implemented. The economic environment remained positive based on a number of macro factors, employment levels, and market returns.

⬛	The S&P 500® Index had a good year. Corporate earnings lifted notably through the year and benefited from a weaker U.S. dollar, which declined roughly 10% as measured by the U.S. Dollar Index (DXY). The dollar’s weakness helped non-U.S. listed real estate outperform U.S. listed real estate in 2017.

⬛	Central banks around the globe modified their quantitative easing programs during the fiscal year, and in some cases began to reduce the size of their balance sheets. The U.S. Fed is well ahead of the European Central Bank (ECB) in raising rates, tightening once in 2015, once in 2016, and three times in 2017. Equity REITs had positive returns in each of those years. M&A appeared to be picking up as the Fed hiked in 2017, just as it did from June ’04 to ’06, when the Fed hiked 17 times for 0.25% each. During that time period, equity REITs put up positive returns.

What factors affected the Series’ performance during the fiscal year?

⬛	For the fiscal year ended December 31, 2017, the Series benefited from security selection and property sector allocation, outperforming its benchmark.

⬛	Within the U.S., the data centers, manufactured homes, and industrial property sectors delivered the best total returns over the last 12 months. Retail, namely shopping centers and regional malls, as well as diversified property were the most significant laggards.

⬛	The most significant individual positive contributor to relative performance during the Series’ fiscal year was an underweight allocation to and security selection within healthcare, which lagged. Other contributors included security selection within office, which performed in line; an overweight allocation and security selection within industrial, which outperformed; and an overweight allocation and security selection within data centers, which also outperformed.

⬛	The most significant detractor from relative performance during the Series’ fiscal year was an overweight allocation to and security selection within apartments, which lagged. This was followed by an overweight allocation to shopping centers, which lagged and was partially offset by security selection; a zero-weight to specialty, which outperformed; and security selection within single family home rentals, which outperformed and was partially offset by an overweight allocation.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Real Estate: The Series may be negatively affected by factors specific to the real estate market, including interest rates, leverage, property, and management.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Duff & Phelps Real Estate Securities Series (Continued)

Prospectus: For additional information on risks, please see the Series’ prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Apartments	17%
Office	16
Industrials	14
Data Centers	13
Shopping Centers	8
Regional Malls	7
Self Storage	6
Other (includes short-term investments)	19

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Duff & Phelps Real Estate Securities Series (Continued)

Average Annual Total Returns[1] for periods ended 12/31/17

	1 year	5 years	10 years	Since Inception		Inception Date
Class A shares at NAV[2]	5.97%	9.00%	7.51%	—		—
Class I shares at NAV[2]	6.25	—	—	7.14%		4/30/13
S&P 500® Index*	21.83	15.79	8.50	14.04	[4]	—
FTSE NAREIT Equity REITs Index*	5.23	9.46	7.44	6.83	[4]	—
Series Expense Ratios[3]: Class A shares: Gross 1.24%, Net 1.16%; Class I shares: Gross 0.99%, Net 0.91%.

Returns represent past performance which is no guarantee of future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return does not reflect expenses associated with the separate account such as the administrative fees, account charges and surrender charges, which if reflected, would reduce total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

[3]	The expense ratios of the Series, both net and gross, are set forth according to the prospectus for the Series effective May 1, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current information. Net Expenses: Expenses reduced by a contractual waiver in effect through April 30, 2018. Gross Expenses: Do not reflect the effect of the contractual waiver. Expense ratios include fees and expenses associated with underlying funds.

[4]	The since inception index returns are from the inception date of Class I shares.

*	The FTSE NAREIT Equity REITs Index is an appropriate broad-based index. The Series is no longer using the S&P 500® Index.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2007 for Class A shares. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

KAR Capital Growth Series

Series Summary (Unaudited)

Portfolio Manager Commentary by

Kayne Anderson Rudnick Investment Management, LLC

⬛	The Series is diversified and has an investment objective of long-term growth of capital. There is no guarantee that the Series will meet its objective.

⬛	For the fiscal year ended December 31, 2017, the Series’ Class A shares at NAV returned 36.07%. For the same period, the Russell 1000® Growth Index, which serves as the Series’ broad-based and style-specific benchmark index appropriate for comparison, returned 30.21%.

All performance figures assume reinvestment of distributions and exclude the effect of fees and expenses associated with the variable life insurance or annuity product through which you invest. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the market perform during the fiscal year ended December 31, 2017?

⬛	The year 2017 was a banner one for global equities: The S&P 500® Index returned 21.83%; foreign markets, as measured by the MSCI EAFE® Index (net), gained 25.03%; and emerging markets stocks, as measured by the MSCI Emerging Markets Index (net), climbed 37.28%. Growth stocks across the market-cap spectrum outperformed value stocks for the year, the opposite of what occurred in 2016.

⬛	The Russell 1000® Growth Index rose 30.21% in 2017. The utilities sector was by far the best performer, with a gain of 70.80%. Other contributing sectors included information technology (+41.55%), financials (+31.63%) and industrials (+31.42%). Energy was the only negative sector in the index for the year, down 6.70%.

What factors affected the Series’ performance during the fiscal year?

⬛	The Series outperformed the Russell 1000® Growth Index for the year. The Series benefited from positive stock selection in the information technology and consumer staples sectors. Negative stock selection in health care and an overweight in energy detracted from performance.

⬛	Stocks that contributed the most to the year’s gains were Facebook and Alibaba Group Holding.

⬛	Facebook continued to grow advertising revenue and take share in the online digital marketing space. The company delivered an unprecedented global reach of about 30% of the earth’s population to advertisers in a measurable way. Facebook’s user growth remained stunning despite its scale, and Instagram’s Stories format had resounding success in fighting off competitors like Snapchat.

⬛	Alibaba’s two marketplaces, Taobao and Tmall.com, combine to form the largest online commerce company in the world. Management has committed to a number of social initiatives to further improve mobile monetization over time. Alibaba’s marketplaces have huge network effects, and the company made efforts to foster the ecosystem with investments in payments and logistics partnerships. Taobao, in particular, has become a destination for consumers, merchants, and key opinion leaders to interact and engage in what Alibaba calls social commerce. E-commerce penetration, mobile usage, and growth in Chinese consumer spending power were all durable long-term tailwinds benefitting the company during the fiscal period. Alibaba has attempted to seize the opportunity by using data to improve targeting and increasingly consummating transactions through Alipay, its leading mobile payment offering.

⬛	Positions that detracted the most from performance were Bristol-Myers Squibb and Schlumberger.

⬛	Bristol-Myers dominated the initial immuno-oncology (I/O) market, securing a market share over 80%. The company is working on combination therapies with a broad set of checkpoint inhibitors to treat cancer. However, a failed trial in first-line lung cancer and positive results from competitors led analysts to adjust assumptions for Bristol’s ultimate market share and pricing power. When Bristol’s back-up plan also fell through and left the company potentially years behind competitors, we exited our position.

⬛	Schlumberger has historically traded at a premium due to its technological prowess, scale, and efficiency. However, its shares underperformed peers during the fiscal year due to its exposure to late-cycle offshore and international customers rather than the faster-growing North American shale basins. Schlumberger’s business also became more capital intensive as it took ownership stakes in many of the fields alongside its operating customers. After trimming our position in April, we exited the name in July of 2017.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Series has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

KAR Capital Growth Series (Continued)

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Series’ prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Information Technology	42%
Consumer Discretionary	24
Health Care	8
Industrials	7
Financials	6
Consumer Staples	6
Energy	5
Other (includes short-term investment)	2

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

KAR Capital Growth Series (Continued)

Average Annual Total Returns[1] for periods ended 12/31/17

	1 year	5 years	10 years
Class A shares at NAV[2]	36.07%	16.34%	7.42%
S&P 500® Index*	21.83	15.79	8.50
Russell 1000® Growth Index*	30.21	17.33	10.00
Series Expense Ratios[3]: Class A shares: Gross 1.17%, Net 1.03%.

Returns represent past performance which is no guarantee of future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return does not reflect expenses associated with the separate account such as the administrative fees, account charges and surrender charges, which if reflected, would reduce total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance accounts.

[3]	The expense ratios of the Series, both net and gross, are set forth according to the prospectus for the Series effective May 1, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current information. Net Expenses: Expenses reduced by a contractual waiver in effect through April 30, 2018. Gross Expenses: Do not reflect the effect of the contractual waiver. Expense ratios include fees and expenses associated with underlying funds.

*	The Russell 1000® Growth Index is an appropriate broad-based index. The Series is no longer using the S&P 500® Index.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2007 for Class A shares. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

KAR Small-Cap Growth Series

Series Summary (Unaudited)

Portfolio Manager Commentary by

Kayne Anderson Rudnick Investment Management, LLC

⬛	The Series is diversified and has an investment objective of long-term capital growth. There is no guarantee that the Series will meet its objective.

⬛	For the fiscal year ended December 31, 2017, the Series’ Class A shares at NAV returned 40.85% and Class I shares at NAV returned 41.16%. For the same period, the Russell 2000® Growth Index, which serves as the Series’ broad-based and style-specific benchmark index appropriate for comparison, returned 22.17%.

All performance figures assume reinvestment of distributions and exclude the effect of fees and expenses associated with the variable life insurance or annuity product through which you invest. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the market perform during the fiscal year ended December 31, 2017?

⬛	The year 2017 was a banner one for global equities: The S&P 500® Index returned 21.83%; foreign markets, as measured by the MSCI EAFE® Index (net), gained 25.03%; and emerging markets stocks, as measured by the MSCI Emerging Markets Index (net), climbed 37.28%. Growth stocks across the market-cap spectrum outperformed value stocks for the year, the opposite of what occurred in 2016.

⬛	The Russell 2000® Growth Index rose 22.17% in 2017. Health care was the best performing sector, gaining 37.34% following a down year in 2016. Other sectors that posted solid performance in 2017 included technology (+21.87%), materials and processing (+19.92%), and consumer discretionary (+19.80%). Energy was the only negative sector in the index for the year, down 15.30%.

What factors affected the Series’ performance during the fiscal year?

⬛	The Series outperformed the Russell 2000® Growth Index for the year. From a sector perspective, returns were largely driven by positive stock selection in the technology and consumer discretionary sectors. Performance was hurt by an underweight in health care.

⬛	From an individual stock perspective, names that contributed the most to performance were Autohome and Ollie’s Bargain Outlet Holdings.

⬛	Autohome’s share price increased meaningfully during 2017 as the company refined its strategy and exited a money-losing new car transaction business. This allowed the strong profitability of its core business to re-emerge, and translated into double-digit growth in revenue and earnings per share for the trailing 12 months. Autohome’s financial results also benefited from the ongoing secular shift of advertising budgets from traditional to online media. Given Autohome’s strong competitive positioning, improved capital allocation, and the expected long-term growth of the Chinese car market, the Fund remained invested in the business as of the end of the period.

⬛	Throughout 2017, Ollie’s continued to defy the doom and gloom in retail and deliver healthy same-store sales growth and margins. The company focused on delivering best-in-class closeout deals, and as it grew, it continued to be the first choice for vendors looking to unload merchandise. The company slowly tilted inventory toward consumables, which helped to increase repeat purchases, as customers saw Ollie’s as more than just a once-a-year, deal-hunting adventure.

⬛	Names that detracted the most from performance were Shutterstock and Abaxis.

⬛	Shutterstock’s stock price had rebounded in the first half of 2016 as concerns regarding the competitive threat from Adobe’s new stock photo offering abated. However, a meaningful slowdown in revenue growth over the next two quarters sent the share price lower. Our original investment thesis was based on the network effects of Shutterstock’s core stock photo marketplace business. Even at lower growth rates, that marketplace business was profitable and valuable. Unfortunately, management sought growth by investing capital in other parts of the company where Shutterstock’s competitive advantage was less clear. Thus, we sold the Series’ position in early 2017.

⬛	Abaxis saw its shares fall after experiencing a weak sales quarter as its veterinary business grew only slightly while the medical business declined due to distributor de-stocking. The company ramped up its research and development (R&D) efforts in an effort to drive the top line, but those efforts did not bear fruit in 2017. The company’s solid balance sheet and high consumables mix kept the Series as a shareholder through the end of the period.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Series has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

KAR Small-Cap Growth Series (Continued)

Prospectus: For additional information on risks, please see the Series’ prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Information Technology	28%
Industrials	19
Consumer Discretionary	18
Financials	17
Health Care	8
Consumer Staples	6
Short-Term Investments	4

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

KAR Small-Cap Growth Series (Continued)

Average Annual Total Returns[1] for periods ended 12/31/17

	1 year	5 years	10 years	Since Inception		Inception Date
Class A shares at NAV[2]	40.85%	21.45%	10.18%	—		—
Class I shares at NAV[2]	41.16	—	—	20.68%		4/30/13
S&P 500® Index*	21.83	15.79	8.50	14.04	[4]	—
Russell 2000® Growth Index*	22.17	15.21	9.19	13.48	[4]	—
Series Expense Ratios[3]: Class A shares: Gross 1.36%, Net 1.19%; Class I shares: Gross 1.11%, Net 0.94%.

Returns represent past performance which is no guarantee of future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return does not reflect expenses associated with the separate account such as the administrative fees, account charges and surrender charges, which if reflected, would reduce total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

[3]	The expense ratios of the Series, both net and gross, are set forth according to the prospectus for the Series effective May 1, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current information. Net Expenses: Expenses reduced by a contractual waiver in effect through April 30, 2018. Gross Expenses: Do not reflect the effect of the contractual waiver. Expense ratios include fees and expenses associated with underlying funds.

[4]	The since inception index returns are from the inception date of Class I shares.

*	The Russell 2000® Growth Index is an appropriate broad-based index. The Series is no longer using the S&P 500® Index.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2007 for Class A shares. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

KAR Small-Cap Value Series

Series Summary (Unaudited)

Portfolio Manager Commentary by

Kayne Anderson Rudnick Investment Management, LLC

⬛	The Series is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Series will meet its objective.

⬛	For the fiscal year ended December 31, 2017, the Series’ Class A shares at NAV returned 20.16%. For the same period, the Russell 2000® Value Index, which serves as the Series’ broad-based and style-specific benchmark index appropriate for comparison, returned 7.84%.

All performance figures assume reinvestment of distributions and exclude the effect of fees and expenses associated with the variable life insurance or annuity product through which you invest. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the market perform during the fiscal year ended December 31, 2017?

⬛	The year 2017 was a banner one for global equities: The S&P 500® Index returned 21.83%; foreign markets, as measured by the MSCI EAFE® Index (net), gained 25.03%; and emerging markets stocks, as measured by the MSCI Emerging Markets Index (net), climbed 37.28%. Growth stocks across the market-cap spectrum outperformed value stocks for the year, the opposite of what occurred in 2016.

⬛	The Russell 2000® Value Index rose 7.84% in 2017. Health care and producer durables were the best performing sectors, returning 30.75% and 18.79%, respectively. Energy was the worst performing sector, down 17.46%, followed by consumer staples, which was down 5.33%.

What factors affected the Series’ performance during the fiscal year?

⬛	The Series outperformed the Russell 2000® Value Index for the year. By sector, performance was driven by positive stock selection in the consumer staples, financial services, and producer durables sectors. Gains were offset by the effects of negative stock selection in health care.

⬛	Companies that contributed the most to performance were SiteOne Landscape Supply and National Beverage Corp.

⬛	SiteOne continued to consolidate the industry and saw accelerating organic daily sales growth. With the company’s increased scale and initiatives such as improving its supply chain, SiteOne was able to expand gross margins during the year.

⬛	While National Beverage’s carbonated soft drink brands were weak like the rest of the industry, these declines were more than offset by growth in the company’s sparkling water portfolio, particularly the LaCroix brand. LaCroix’s sales grew at a rapid clip over the past several years as the brand gained additional points of distribution. As a result, National Beverage grew its consolidated revenue and profits by double digits over the past 12 months. The company recently launched a new Shasta-branded line of flavored sparkling water.

⬛	Stocks that detracted the most from performance were Sally Beauty Holdings and Cass Information Systems, Inc.

⬛	Throughout the year, Sally Beauty Supply, one of the two core segments of Sally Beauty Holdings, struggled to drive positive traffic into stores. The core business underwent a major transformation in terms of look, branding, service, and assortment. Sally also tinkered with its loyalty program, with plans to launch chain-wide in 2018. The company took price cuts on certain products in an effort to drive more traffic to its stores and maintain a more consistent value image. The professional segment had better results, with some execution missteps when it came to promotions.

⬛	Although Cass’s shares lagged, driven by the persistently low interest rate environment, the company was a solid generator of free cash flow, returning excess cash to shareholders in the form of regular cash dividends (paid continuously since 1934), opportunistic stock dividends, and sizeable share repurchases.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Limited Number of Investments: Because the Series has a limited number of securities, it may be more susceptible to factors adversely affecting its securities than a less concentrated fund.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

KAR Small-Cap Value Series (Continued)

Prospectus: For additional information on risks, please see the Series’ prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Industrials	21%
Financials	16
Information Technology	16
Consumer Discretionary	15
Real Estate	11
Consumer Staples	6
Health Care	6
Other (includes short-term investments)	9

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

KAR Small-Cap Value Series (Continued)

Average Annual Total Returns[1] for periods ended 12/31/17

	1 year	5 years	10 years
Class A shares at NAV[2]	20.16%	16.54%	7.91%
S&P 500® Index*	21.83	15.79	8.50
Russell 2000® Value Index*	7.84	13.01	8.17
Series Expense Ratios[3]: Class A shares: Gross 1.39%, Net 1.20%.

Returns represent past performance which is no guarantee of future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return does not reflect expenses associated with the separate account such as the administrative fees, account charges and surrender charges, which if reflected, would reduce total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance accounts.

[3]	The expense ratios of the Series, both net and gross, are set forth according to the prospectus for the Series effective May 1, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current information. Net Expenses: Expenses reduced by a contractual waiver in effect through April 30, 2018. Gross Expenses: Do not reflect the effect of the contractual waiver. Expense ratios include fees and expenses associated with underlying funds.

*	The Russell 2000® Value Index is an appropriate broad-based index. The Series is no longer using the S&P 500® Index.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2007 for Class A shares. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Newfleet Multi-Sector Intermediate Bond Series

Series Summary (Unaudited)

Portfolio Manager Commentary by

Newfleet Asset Management, LLC

⬛	The Series is diversified and has an investment objective of long-term total return. There is no guarantee that the Series will meet its objective.

⬛	For the fiscal year ended December 31, 2017, the Series’ Class A shares at NAV returned 6.72% and Class I shares at NAV returned 7.00%. For the same period, the Bloomberg Barclays U.S. Aggregate Bond Index, which serves as the broad-based and style-specific benchmark index appropriate for comparison, returned 3.54%.

All performance figures assume reinvestment of distributions and exclude the effect of fees and expenses associated with the variable life insurance or annuity product through which you invest. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the fiscal year ended December 31, 2017?

Most spread sectors outperformed U.S. Treasuries during the fiscal year ended December 31, 2017. The global growth outlook remained favorable and the search for yield persisted through the end of the fiscal year. Within most fixed income sectors, longer duration and lower quality assets were key drivers of performance.

The positive tone of the market that continued after the surprise outcome of the U.S. presidential election faced numerous challenges over the fiscal year. Geopolitical tensions with North Korea, continued gridlock in Washington, moderate volatility in oil prices, and major weather events such as Hurricane Harvey caused periods of weakness within spread sectors. However, these periods were short-lived as investors bought into any meaningful dip in prices, quickly pushing prices higher.

As anticipated, the Federal Reserve (the Fed) raised its target rate 0.25% on three separate occasions during the last 12 months to a range of 1.25% to 1.50%. During its September 2017 meeting, the Fed announced the start of its balance sheet reduction plan.

Over the 12 months ended December 31, 2017, short-term interest rates increased while longer-term rates decreased. This was due to the Fed rate hikes and U.S. inflation data that was generally below expectations.

What factors affected the Fund’s performance during the fiscal year?

The underperformance of U.S. Treasuries relative to most fixed income spread sectors was the key driver of the Fund’s outperformance for the fiscal year ended December 31, 2017. Among fixed income sectors, the Fund’s allocations to corporate high yield, emerging markets high yield, and high quality Yankee bonds were the largest positive contributors to performance for the fiscal year.

During the fiscal year, the Fund’s allocation to high yield bank loans was the largest detractor from performance. Valuations in the sector remained attractive on a risk-adjusted relative basis, and warranted strategic allocation, especially given the short duration nature of the asset class in a rising rate environment.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

ABS/MBS: Changes in interest rates can cause both extension and prepayment risks for asset- and mortgage-backed securities. These securities are also subject to risks associated with the repayment of underlying collateral.

Bank Loans: Loans may be unsecured or not fully collateralized, may be subject to restrictions on resale and/or trade infrequently on the secondary market. Loans can carry significant credit and call risk, can be difficult to value and have longer settlement times than other investments, which can make loans relatively illiquid at times.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Newfleet Multi-Sector Intermediate Bond Series (Continued)

Prospectus: For additional information on risks, please see the Series’ prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Corporate Bonds and Notes		54%
Financials	15%
Energy	11
Materials	6
All other corporate bond and note sectors	22
Mortgage Backed Securities		15
Foreign Government Securities		10
Loan Agreements		7
Asset-Backed Securities		5
U.S. Government Securities		3
Preferred Stocks		2
Other (includes short-term investments)		4

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Newfleet Multi-Sector Intermediate Bond Series (Continued)

Average Annual Total Returns[1] for periods ended 12/31/17

	1 year	5 years	10 years	Since Inception		Inception Date
Class A shares at NAV[2]	6.72%	3.71%	6.43%	—		—
Class I shares at NAV[2]	7.00	—	—	3.52%		4/30/13
Bloomberg Barclays U.S. Aggregate Bond Index	3.54	2.10	4.01	2.06	[4]	—
Series Expense Ratios[3]: Class A shares: Gross 1.02%, Net 0.97%; Class I shares: Gross 0.77%, Net 0.72%.

Returns represent past performance which is no guarantee of future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return does not reflect expenses associated with the separate account such as the administrative fees, account charges and surrender charges, which if reflected, would reduce total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

[3]	The expense ratios of the Series, both net and gross, are set forth according to the prospectus for the Series effective May 1, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current information. Net Expenses: Expenses reduced by a contractual waiver in effect through April 30, 2018. Gross Expenses: Do not reflect the effect of the contractual waiver. Expense ratios include fees and expenses associated with underlying funds.

[4]	The since inception index returns are from the inception date of Class I shares.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2007 for Class A shares. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Rampart Enhanced Core Equity Series

Series Summary (Unaudited)

Portfolio Manager Commentary by

Rampart Investment Management Company, LLC (“Rampart”)

⬛	The Series is diversified and has investment objectives of capital appreciation and current income. There is no guarantee that the Series will meet its objectives.

⬛	For the fiscal year ended December 31, 2017, the Series’ Class A shares at NAV returned 22.96%. For the same period, the S&P 500® Index, which serves as the broad-based and style-specific benchmark index appropriate for comparison, returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of fees and expenses associated with the variable life insurance or annuity product through which you invest. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the fiscal year ended December 31, 2017?

The year ended December 31, 2017, was a remarkable one, with a near-constant series of significant political, economic, cultural, and environmental events. Amid this tumult, the U.S. stock market kept its eye on the prize: corporate tax cuts. As year-end approached, it appeared that nearly every index move could be attributed to the progress that the Tax Cuts and Jobs Act was making through Washington. This single-minded approach produced a series of all-time high price levels with record-low volatility.

To put the year into perspective, some data analysis is in order:

⬛	The Chicago Board Options Exchange Volatility Index® (CBOE VIX®) reached both its lowest-ever intraday level (8.56) and its lowest-ever closing level (9.14) in November 2017.

⬛	The average CBOE VIX® level during 2017 was the lowest of any year since the index was launched in 1990.

⬛	The highest intraday CBOE VIX® level reached during the year (17.28) was lower than the long-term average CBOE VIX® level (19.36).

⬛	One-month realized S&P 500® Index volatility in 2017 was the third-lowest ever at 6.67%, less than half the historical average.

⬛	The S&P 500® Index had 62 new all-time high closes in 2017, the second most in a single year (1995 had 77).

⬛	One quarter (25%) of all trading days in 2017 closed at an all-time high, and 33% of all trading days in the fourth quarter closed at an all-time high.

⬛	Since the market lows of 2009, U.S. stocks have nearly quadrupled in value, with the aggregate S&P 500® Index market capitalization going from $6 trillion to $23 trillion.

⬛	The market cap of the S&P 500® Index exceeds the estimated 2017 gross domestic product (GDP) of the U.S., and exceeds the combined GDPs of China, Japan, Germany, and the U.K.

The year 2017 will go down in history as a definitive example of a low-volatility bull market. Such an environment can be challenging for volatility trading strategies, particularly those with a goal of income generation. Low volatility tends to produce lower option prices, which tends to lead to tighter spreads between strike price levels.

What factors affected the Series’ performance during the fiscal year?

Even with challenging market dynamics, the options overlay strategy that drives performance in the Series performed well. This was partly because performance is more closely linked to the spread between implied volatility (as measured by the CBOE VIX® Index) and realized volatility, than it is to the absolute level of volatility itself. Through this lens, 2017 had rather favorable characteristics. For example, the average volatility spread during 2017 of 4.1% was nearly spot-on the historical average of 4.2%. For the first time since the CBOE VIX® Index was first launched in 1990, this spread was positive throughout the year, without a single negative day.

In this context, the Series performed well during the fiscal year, outperforming the S&P 500® Index by 1.13%. The year was not without its share of drama, though. The combination of extremely low volatility and relentlessly upward moving stock prices put pressure on the options trading strategy near the end of November 2017. In such an environment, the Series’ short call options can occasionally expire in-the-money, requiring the Series to make a payment to settle the positions.

The portfolio management team made efforts during the year to control the risk associated with upside index moves, as our research and experience have highlighted this as a feature of low volatility bull markets. But at the same time, we are always aware that large gap moves – the more serious risk to options strategy performance – are typically experienced to the downside. By balancing these two risks – the greater probability of smaller losses to the upside versus the smaller probability of larger losses to the downside – the Series was able to successfully navigate the fourth quarter and the year.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice, and there is no guarantee that market forecasts will be realized.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Rampart Enhanced Core Equity Series (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Call/Put Spreads: Buying and selling call and put option spreads on the SPX Index risks the loss of the premium when buying, can limit upside participation and increase downside losses.

Portfolio Turnover: The Series’ principal investments strategies will result in a consistently high portfolio turnover rate. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.

Fund of Funds: Because the Series can invest in other funds, it indirectly bears its proportionate share of the operating expenses and management fees of the underlying fund(s).

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Prospectus: For additional information on risks, please see the Series’ prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments net of written options as of December 31, 2017.
Information Technology	24%
Financials	15
Health Care	13
Consumer Discretionary	12
Industrials	10
Consumer Staples	8
Energy	6
Other (includes purchased and written options and short-term investment)	12

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Rampart Enhanced Core Equity Series (Continued)

Average Annual Total Returns[1] for periods ended 12/31/17

	1 year	5 years	10 years
Class A shares at NAV[2]	22.96%	12.11%	6.13%
S&P 500® Index	21.83	15.79	8.50
Series Expense Ratios[3]: Class A shares: Gross 1.21%, Net 1.00%.

Returns represent past performance which is no guarantee of future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return does not reflect expenses associated with the separate account such as the administrative fees, account charges and surrender charges, which if reflected, would reduce total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance accounts.

[3]	The expense ratios of the Series, both net and gross, are set forth according to the prospectus for the Series effective May 1, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current information. Net Expenses: Expenses reduced by a contractual waiver in effect through April 30, 2018. Gross Expenses: Do not reflect the effect of the contractual waiver. Expense ratios include fees and expenses associated with underlying funds.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2007 for Class A shares. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Rampart Equity Trend Series

Series Summary (Unaudited)

Portfolio Manager Commentary by

Rampart Investment Management Company, LLC (“Rampart”)

⬛	The Series is diversified and has an investment objective of long-term capital appreciation. There is no guarantee that the Series will meet its objective.

⬛	For the fiscal year ended December 31, 2017, the Series’ Class A shares at NAV returned 20.44% and Class I shares at NAV returned 20.73%. For the same period, the S&P 500® Index, which serves as the broad-based equity index and style-specific benchmark index appropriate for comparison, returned 21.83%.

All performance figures assume reinvestment of distributions and exclude the effect of fees and expenses associated with the variable life insurance or annuity product through which you invest. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the fiscal year ended December 31, 2017?

The year ended December 31, 2017, was a remarkable one, with a near-constant series of significant political, economic, cultural, and environmental events. Amid this tumult, the U.S. stock market kept its eye on the prize: corporate tax cuts. As year-end approached, it appeared that nearly every index move could be attributed to the progress that the Tax Cuts and Jobs Act was making through Washington. This single-minded approach produced a series of all-time high price levels with record-low volatility.

To put the year into perspective, some data analysis is in order:

⬛	The Chicago Board Options Exchange Volatility Index® (CBOE VIX®) reached both its lowest-ever intraday level (8.56) and its lowest-ever closing level (9.14) in November 2017.

⬛	The average CBOE VIX® level during 2017 was the lowest of any year since the index was launched in 1990.

⬛	The highest intraday CBOE VIX® level reached during the year (17.28) was lower than the long-term average CBOE VIX® level (19.36).

⬛	One-month realized S&P 500® Index volatility in 2017 was the third-lowest ever at 6.67%, less than half the historical average.

⬛	The S&P 500® Index had 62 new all-time high closes in 2017, the second most in a single year (1995 had 77).

⬛	One quarter (25%) of all trading days in 2017 closed at an all-time high, and 33% of all trading days in the fourth quarter closed at an all-time high.

⬛	Since the market lows of 2009, U.S. stocks have nearly quadrupled in value, with the aggregate S&P 500® Index market capitalization going from $6 trillion to $23 trillion.

⬛	The market cap of the S&P 500® Index exceeds the estimated 2017 gross domestic product (GDP) of the U.S., and exceeds the combined GDPs of China, Japan, Germany, and the U.K.

Thus, 2017 will go down in history as a definitive example of a low-volatility bull market. While the upward move was led by the technology sector, the rally was broad. Only one sector, energy, was down for the year, and seven out of 10 sectors were up 10% or more. The story during the fourth quarter of 2017 was similar, with only one sector (utilities) slightly down during the period. Without a doubt, 2017 saw the continuation of a remarkably broad and strong bull market in U.S. large cap stocks.

What factors affected the Series’ performance during the fiscal year?

The Equity Trend Series underperformed the S&P 500® Index during the fiscal year ended December 31, 2017, gaining 20.73% compared to 21.83% for the index. The majority of this underperformance occurred during the third quarter, when the Series underperformed the index by nearly 2%. This was driven by two main factors: difficulty in identifying strong and weak market components, and allocation limitations emerging from the Series’ diversified investment technique.

Significant outperformance during the fourth quarter of 2017 gained back much of this loss, and represented the improved environment for momentum and trend-based investment strategies, such as the relative strength technique that drives allocations in the Series. Examples of this increased recent effectiveness can be found in the Series’ sub-industry allocations during the fourth quarter. While the top-performing sub-industries for the quarter were well-represented in the Series (in many cases with weightings in excess of the index), none of the 10 worst-performing sub-industries were held in the Series’ portfolio. This ability to identify and appropriately allocate to those market components which are exhibiting strength or weakness is one of the goals of the Series’ investment strategy.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Rampart Equity Trend Series (Continued)

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Industry/Sector Concentration: A fund that focuses its investments in a particular industry or sector will be more sensitive to conditions that affect that industry or sector than a non-concentrated fund.

Allocation: The Series’ exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

Prospectus: For additional information on risks, please see the Series’ prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Consumer Discretionary	19%
Information Technology	17
Industrials	16
Financials	13
Materials	10
Real Estate	6
Health Care	6
Other (includes short-term investments)	13

Total	100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Rampart Equity Trend Series (Continued)

Average Annual Total Returns[1] for periods ended 12/31/17

	1 year	5 years	Since Inception	Inception Date
Class A shares at NAV[2]	20.44%	7.31%	6.12%	2/14/11
Class I shares at NAV[2]	20.73	—	5.44	4/30/13
S&P 500® Index	21.83	15.79	—[4]	—
Series Expense Ratios[3]: Class A shares: Gross 1.93%, Net 1.72%; Class I shares: Gross 1.68%, Net 1.47%.

Returns represent past performance which is no guarantee of future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return does not reflect expenses associated with the separate account such as the administrative fees, account charges and surrender charges, which if reflected, would reduce total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with the separate insurance products.

[3]	The expense ratios of the Series, both net and gross, are set forth according to the prospectus for the Series effective May 1, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current information. Net Expenses: Expenses reduced by a contractual waiver in effect through April 30, 2018. Gross Expenses: Do not reflect the effect of the contractual waiver. Expense ratios include fees and expenses associated with underlying funds.

[4]	The index returned 13.03% for Class A shares and 14.04% for Class I shares since the inception date of the respective share classes.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on February 14, 2011 (inception date of the Class A shares). Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Strategic Allocation Series

Series Summary (Unaudited)

Portfolio Managers Commentaries by

Kayne Anderson Rudnick Investment Management, LLC (domestic equity portfolio), Duff & Phelps Investment Management Co. (international equity portfolio), and Newfleet Asset Management, LLC (fixed income portfolio)

⬛	The Series is diversified and has an investment objective of high total return over an extended period of time consistent with prudent investment risk. There is no guarantee that the Series will meet its objective.

⬛	For the fiscal year ended December 31, 2017, the Series’ Class A shares at NAV returned 18.97%. For the same period, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based fixed income index, returned 3.54%. The Russell 1000® Growth Index, a broad-based U.S. equity index, returned 30.21%. The MSCI EAFE® Index (net), a broad-based international equity index, returned 25.03%. The Composite Index for the Series, the Series’ style-specific benchmark appropriate for comparison, returned 18.18%.

All performance figures assume reinvestment of distributions and exclude the effect of fees and expenses associated with the variable life insurance or annuity product through which you invest. Past performance is no guarantee of future results, and current performance may be higher or lower than the performance shown above. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please visit Virtus.com for performance data current to the most recent month-end.

How did the markets perform during the fiscal year ended December 31, 2017?

U.S. Equities

⬛	The year 2017 was a banner one for global equities: The S&P 500® Index returned 21.83%; foreign markets, as measured by the MSCI EAFE® Index (net), gained 25.03%; and emerging markets stocks, as measured by the MSCI Emerging Markets Index (net), climbed 37.28%. Growth stocks across the market-cap spectrum outperformed value stocks for the year, the opposite of what occurred in 2016.

⬛	The Russell 1000® Growth Index rose 30.22% in 2017. The utilities sector was by far the best performer, with a gain of 70.80%. Other contributing sectors included information technology (+41.55%), financials (+31.63%) and industrials (+31.42%). Energy was the only negative sector in the index for the year, down 6.70%.

International Equities

⬛	International equity markets posted strong returns during each quarter of 2017, with the MSCI EAFE® Index (net) delivering a 25.03% return for the 12-month period. Equity markets worldwide displayed ongoing resilience on the back of continued global economic momentum.

⬛	Geopolitical tensions, natural disasters, and political divisions within many countries were relegated to background noise in 2017 as economic momentum fueled persistent optimism across most major developed markets.

Fixed Income

⬛	Most spread sectors outperformed U.S. Treasuries during the fiscal year ended December 31, 2017. The global growth outlook remained favorable and the search for yield persisted through the end of the fiscal year. Within most fixed income sectors, longer duration and lower quality assets were key drivers of performance.

⬛	The positive tone of the market that continued after the surprise outcome of the U.S. presidential election faced numerous challenges over the fiscal year. Geopolitical tensions with North Korea, continued gridlock in Washington, moderate volatility in oil prices, and major weather events such as Hurricane Harvey caused periods of weakness within spread sectors. However, these periods were short-lived as investors bought into any meaningful dip in prices, quickly pushing prices higher.

⬛	As anticipated, the Federal Reserve (the Fed) raised its target rate 0.25% on three separate occasions during the last 12 months to a range of 1.25% to 1.50%. During its September 2017 meeting, the Fed announced the start of its balance sheet reduction plan.

⬛	Over the 12 months ended December 31, 2017, short-term interest rates increased while longer-term rates decreased. This was due to the Fed rate hikes and U.S. inflation data that was generally below expectations.

What factors affected the Series’ performance during the fiscal year?

U.S. Equities

⬛	The Series’ U.S. equity sleeve outperformed the Russell 1000® Growth Index for the year. The sleeve benefited from positive stock selection in the information technology and consumer staples sectors. Negative stock selection in health care and an overweight in energy detracted from performance.

⬛	Stocks that contributed the most to the year’s gains were Facebook and Alibaba Group Holding.

⬛	Facebook continued to grow advertising revenue and take share in the online digital marketing space. The company delivered an unprecedented global reach of about 30% of the earth’s population to advertisers in a measurable way. Facebook’s user growth remained stunning despite its scale, and Instagram’s Stories format had resounding success in fighting off competitors like Snapchat.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Strategic Allocation Series (Continued)

⬛	Alibaba’s two marketplaces, Taobao and Tmall.com, combine to form the largest online commerce company in the world. Management has committed to a number of social initiatives to further improve mobile monetization over time. Alibaba’s marketplaces have huge network effects, and the company made efforts to foster the ecosystem with investments in payments and logistics partnerships. Taobao, in particular, has become a destination for consumers, merchants, and key opinion leaders to interact and engage in what Alibaba calls social commerce. E-commerce penetration, mobile usage, and growth in Chinese consumer spending power were all durable long-term tailwinds benefitting the company during the fiscal period. Alibaba has attempted to seize the opportunity by using data to improve targeting and increasingly consummating transactions through Alipay, its leading mobile payment offering.

⬛	Positions that detracted the most from performance were Bristol-Myers Squibb and Schlumberger.

⬛	Bristol-Myers dominated the initial immuno-oncology (I/O) market, securing a market share over 80%. The company is working on combination therapies with a broad set of checkpoint inhibitors to treat cancer. However, a failed trial in first-line lung cancer and positive results from competitors led analysts to adjust assumptions for Bristol’s ultimate market share and pricing power. When Bristol’s back-up plan also fell through and left the company potentially years behind competitors, we exited our position.

⬛	Schlumberger has historically traded at a premium due to its technological prowess, scale, and efficiency. However, its shares underperformed peers during the fiscal year due to its exposure to late-cycle offshore and international customers rather than the faster-growing North American shale basins. Schlumberger’s business also became more capital intensive as it took ownership stakes in many of the fields alongside its operating customers. After trimming our position in April, we exited the name in July of 2017.

International Equities

⬛	Security selection detracted from the international equity sleeve’s performance for the fiscal year ended December 31, 2017, partially offset by a positive impact from sector allocations. On a sector performance basis, all of the 11 market sectors posted positive returns, exemplifying the one-directional nature of international equity markets during the period.

⬛	The Series’ consumer discretionary holdings had a challenging year, detracting 2.55% on a relative basis for the period primarily due to unfavorable security selection (particularly IMAX and Subaru). The second largest detractor at the sector level was energy, due to both security selection (especially Technip) and the adverse effect of being overweight the sector as it lagged the index. The third largest detractor was materials, due to security selection, although an overweight position in the sector was accretive as it and other cyclical sectors led the market for the most part.

⬛	On the positive side, the Series’ industrial sector investments contributed 1.03% to relative performance for the year, primarily due to favorable security selection (particularly Nidec and Airbus). The second largest contributor at the sector level was information technology, primarily due to being overweight the sector as it too enjoyed a cyclical upswing. The third largest contributor was utilities, driven by security selection (especially Veolia).

⬛	While the Series’ positioning in the health care sector overall was not among the most impactful, it was notable in that the Series’ strongest relative contributor (ICON plc) and second biggest detractor (Allergan plc) were health care names. We reaped some benefit from being underweight the sector as a whole, as it underperformed, and the net overall detraction was fairly minimal compared to the impact of other sectors.

Fixed Income

⬛	The underperformance of U.S. Treasuries relative to most fixed income spread sectors was the key driver of the fixed income portfolio’s outperformance versus the Bloomberg Barclays U.S. Aggregate Bond Index for the fiscal year ended December 31, 2017. Among fixed income sectors, the portfolio’s allocations to corporate high yield, emerging markets high yield, and corporate high quality securities were the largest positive contributors to performance for the fiscal year.

⬛	During the fiscal year, the portfolio’s allocation to high yield bank loans was the largest detractor from performance. Valuations in the sector remained attractive on a risk-adjusted relative basis, and warranted strategic allocation, especially given the short duration nature of the asset class in a rising rate environment.

The preceding information is the opinion of portfolio management only through the end of the period of the report as stated on the cover. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice, and there is no guarantee that market forecasts will be realized.

Equity Securities: The market price of equity securities may be adversely affected by financial market, industry, or issuer-specific events. Focus on a particular style or on small or medium-sized companies may enhance that risk.

Credit & Interest: Debt securities are subject to various risks, the most prominent of which are credit and interest rate risk. The issuer of a debt security may fail to make interest and/or principal payments. Values of debt securities may rise or fall in response to changes in interest rates, and this risk may be enhanced with longer-term maturities.

Foreign & Emerging Markets: Investing internationally, especially in emerging markets, involves additional risks such as currency, political, accounting, economic, and market risk.

Allocation: The Series’ exposure to different asset classes may not be optimal for market conditions at a given time. Asset allocation does not guarantee a profit or protect against a loss in declining markets.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Strategic Allocation Series (Continued)

High Yield-High Risk Fixed Income Securities: There is a greater level of credit risk and price volatility involved with high yield securities than investment grade securities.

Prospectus: For additional information on risks, please see the Series’ prospectus.

Asset Allocation

The following table presents asset allocations within certain sectors as a percentage of total investments as of December 31, 2017.
Common Stocks		63%
Information Technology	22%
Consumer Discretionary	13
Financials	7
All other common stock sectors	21
Corporate Bonds and Notes		18
Financials	7
Energy	2
All other corporate bond and note sectors	9
Mortgage Backed Securities		9
Asset-Backed Securities		3
U.S. Government Securities		2
Municipal Bonds		2
Other (includes short-term investments)		3

Total		100%

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

Strategic Allocation Series (Continued)

Average Annual Total Returns[1] for periods ended 12/31/17

	1 year	5 years	10 years
Class A shares at NAV[2]	18.97%	7.56%	5.75%
S&P 500® Index*	21.83	15.79	8.50
Russell 1000® Growth Index	30.21	17.33	10.00
MSCI EAFE® Index (net)	25.03	7.90	1.94
Bloomberg Barclays U.S. Aggregate Bond Index	3.54	2.10	4.01
Composite Index for Strategic Allocation Series*	18.18	10.58	7.14
Series Expense Ratios[3]: Class A shares: Gross 1.06%, Net 0.99%.

Returns represent past performance which is no guarantee of future results. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Total return does not reflect expenses associated with the separate account such as the administrative fees, account charges and surrender charges, which if reflected, would reduce total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Please visit Virtus.com for performance data current to the most recent month-end.

[1]	Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

[2]	“NAV” (Net Asset Value) total returns do not reflect any fees or expenses associated with separate insurance accounts.

[3]	The expense ratios of the Series, both net and gross, are set forth according to the prospectus for the Series effective May 1, 2017, as supplemented and revised, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current information. Net Expenses: Expenses reduced by a contractual waiver in effect through April 30, 2018. Gross Expenses: Do not reflect the effect of the contractual waiver. Expense ratios include fees and expenses associated with underlying funds.

*	The Composite Index for the Series no longer includes the S&P 500® Index.

Growth of $10,000 For periods ended 12/31

This chart assumes an initial investment of $10,000 made on December 31, 2007 for Class A shares. Returns shown include the reinvestment of all distributions at net asset value, and the change in share price for the stated period.

The indexes are unmanaged and not available for direct investment; therefore, their performance does not reflect the expenses associated with active management of an actual portfolio.

For information regarding the indexes and certain investment terms, see the Key Investment Terms starting on page 2.

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%

Consumer Discretionary—8.2%
Ctrip.com International Ltd. ADR (China)(1)	103,727	$4,574
IMAX Corp. (Canada)(1)	200,346	4,638
Sony Corp. (Japan)	131,220	5,920

		15,132

Consumer Staples—5.2%
Fomento Economico Mexicano SAB de C.V. ADR (Mexico)	56,147	5,272
Marine Harvest ASA (Norway)(1)	252,707	4,278

		9,550

Energy—6.7%
Statoil ASA (Norway)	296,279	6,322
TechnipFMC plc (France)	194,536	6,034

		12,356

Financials—28.9%
BOC Hong Kong Holdings Ltd. (Hong Kong)	1,061,500	5,380
CaixaBank SA (Spain)	1,179,110	5,502
China Construction Bank Corp. Class H (China)	6,175,000	5,691
Credit Agricole SA (France)	331,910	5,496
DBS Group Holdings Ltd. (Singapore)	380,510	7,070
ING Groep NV (Netherlands)	331,208	6,090
Nomura Holdings, Inc. (Japan)	941,800	5,559
ORIX Corp. (Japan)	356,290	6,022
UBS Group AG Registered Shares (Switzerland)(1)	333,663	6,143

		52,953

Health Care—4.9%
Allergan plc (Ireland)	32,351	5,292
ICON plc (Ireland)(1)	32,328	3,626

		8,918

Industrials—16.2%
Airbus SE (France)	61,027	6,078
Ashtead Group plc (United Kingdom)	248,896	6,694
Hitachi Ltd. (Japan)	890,215	6,936
Nidec Corp. (Japan)	44,935	6,305
RELX plc (United Kingdom)	157,863	3,706

		29,719

Information Technology—8.5%
Broadcom Ltd. (Singapore)	21,517	5,528
Check Point Software Technologies Ltd. (Israel)(1)	45,130	4,676
SAP SE (Germany)	48,490	5,437

		15,641

Materials—13.0%
Anhui Conch Cement Co., Ltd. Class H (China)	1,367,500	6,432
Glencore plc (Jersey)(1)	1,203,337	6,336
HeidelbergCement AG (Germany)	51,909	5,621
Toray Industries, Inc. (Japan)	569,750	5,373

		23,762

	SHARES	VALUE
Real Estate—2.1%
LendLease Group (Australia)	303,952	$3,877

Telecommunication Services—2.0%
BT Group plc (United Kingdom)	982,641	3,605

Utilities—3.0%
Veolia Environnement SA (France)	217,727	5,558
TOTAL COMMON STOCKS (Identified Cost $153,986)		181,071
TOTAL LONG TERM INVESTMENTS—98.7%
(Identified Cost $153,986)		181,071

SHORT-TERM INVESTMENT—1.4%

Money Market Mutual Fund—1.4%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)(2)	2,575,780	2,576
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $2,576)		2,576
TOTAL INVESTMENTS—100.1%
(Identified Cost $156,562)		183,647
Other assets and liabilities, net—(0.1)%		(144)

NET ASSETS—100.0%		$183,503

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings† (unaudited)
Japan	20%
France	12
China	9
United Kingdom	8
Singapore	7
Germany	6
Norway	6
Other	32
Total	100%
† % of total investments as of December 31, 2017

See Notes to Financial Statements

VIRTUS DUFF & PHELPS INTERNATIONAL SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$181,071	$181,071
Short-Term Investment	2,576	2,576

Total Investments	$183,647	$183,647

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS DUFF & PHELPS REAL ESTATE SECURITIES SERIES

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.8%

Real Estate Investment Trusts—98.8%

Data Centers—13.2%
CoreSite Realty Corp.	9,400	$1,071
CyrusOne, Inc.	32,000	1,905
Digital Realty Trust, Inc.	32,150	3,662
Equinix, Inc.	7,975	3,614

		10,252

Diversified—3.0%
Vornado Realty Trust	29,700	2,322

Health Care—4.3%
Healthcare Realty Trust, Inc.	33,291	1,069
Healthcare Trust of America, Inc. Class A	76,400	2,295

		3,364

Industrial/Office—29.7%

Industrial—13.7%
DCT Industrial Trust, Inc.	48,057	2,825
Duke Realty Corp.	103,398	2,813
Prologis, Inc.	78,264	5,049

		10,687

Office—16.0%
Alexandria Real Estate Equities, Inc.	19,050	2,488
Boston Properties, Inc.	7,014	912
Cousins Properties, Inc.	167,180	1,546
Douglas Emmett, Inc.	49,414	2,029
Highwoods Properties, Inc.	32,667	1,663
Kilroy Realty Corp.	24,164	1,804
Paramount Group, Inc.	123,860	1,963

		12,405

Total Industrial/Office		23,092

Lodging/Resorts—2.8%
Host Hotels & Resorts, Inc.	36,904	733
RLJ Lodging Trust	66,553	1,462

		2,195

Residential—25.3%

Apartments—17.2%
American Campus Communities, Inc.	17,787	730
Apartment Investment & Management Co. Class A	59,700	2,609
AvalonBay Communities, Inc.	20,704	3,694
Equity Residential	41,731	2,661
Essex Property Trust, Inc.	6,955	1,679
Mid-America Apartment Communities, Inc.	19,800	1,991

		13,364

Manufactured Homes—4.8%
Equity LifeStyle Properties, Inc.	12,042	1,072
Sun Communities, Inc.	28,150	2,612

		3,684

	SHARES	VALUE
Single Family Homes—3.3%
American Homes 4 Rent Class A	118,800	$2,595

Total Residential		19,643

Retail—14.1%

Regional Malls—6.4%
Simon Property Group, Inc.	29,201	5,015

Shopping Centers—7.7%
Brixmor Property Group, Inc.	85,602	1,597
Federal Realty Investment Trust	11,000	1,461
Regency Centers Corp.	38,750	2,681
Tanger Factory Outlet Centers, Inc.	8,686	230

		5,969

Total Retail		10,984

Self Storage—6.4%
CubeSmart	79,600	2,302
Extra Space Storage, Inc.	23,948	2,094
Public Storage	2,761	577

		4,973
TOTAL COMMON STOCKS (Identified Cost $53,285)		76,825
TOTAL LONG TERM INVESTMENTS—98.8% (Identified Cost $53,285)		76,825

SHORT-TERM INVESTMENT—1.0%

Money Market Mutual Fund—1.0%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)(1)	755,000	755
Total SHORT-TERM INVESTMENT (Identified Cost $755)		755
TOTAL INVESTMENTS—99.8% (Identified cost $54,050)		77,580
Other assets and liabilities, net—0.2%		191

NET ASSETS—100.0%		$77,771

Footnote Legend

(1)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Series’ investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$76,825	$76,825
Short-Term Investment	755	755

Total Investments	$77,580	$77,580

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS KAR CAPITAL GROWTH SERIES

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.9%

Consumer Discretionary—23.8%
Amazon.com, Inc.(1)	9,130	$10,677
Ctrip.com International Ltd. ADR(1)	80,600	3,555
Home Depot, Inc. (The)	26,778	5,075
Las Vegas Sands Corp.	99,222	6,895
McDonald’s Corp.	20,390	3,510
MercadoLibre, Inc.	4,020	1,265
Netflix, Inc.(1)	31,880	6,120
NIKE, Inc. Class B	68,635	4,293
Priceline Group, Inc. (The)(1)	1,769	3,074
Ross Stores, Inc.	55,367	4,443
Starbucks Corp.	76,338	4,384

		53,291

Consumer Staples—6.2%
Monster Beverage Corp.(1)	137,165	8,681
Philip Morris International, Inc.	49,701	5,251

		13,932

Energy—4.6%
Cabot Oil & Gas Corp.	146,873	4,200
Core Laboratories N.V.	23,246	2,547
Pioneer Natural Resources Co.	20,580	3,557

		10,304

Financials—6.4%
Bank of America Corp.	269,070	7,943
Charles Schwab Corp. (The)	67,757	3,481
MarketAxess Holdings, Inc.	14,990	3,024

		14,448

Health Care—7.7%
BioMarin Pharmaceutical, Inc.(1)	35,786	3,191
Danaher Corp.	37,207	3,454
HealthEquity, Inc.(1)	45,700	2,132
Illumina, Inc.(1)	16,760	3,662
Zoetis, Inc.	66,394	4,783

		17,222

Industrials—6.6%
Caterpillar, Inc.	30,570	4,817
Kansas City Southern	30,790	3,240
Rockwell Automation, Inc.	11,820	2,321
Roper Technologies, Inc.	17,142	4,440

		14,818

Information Technology—42.5%
Accenture plc Class A	24,791	3,795
Activision Blizzard, Inc.	61,350	3,885
Alibaba Group Holding Ltd. Sponsored ADR(1)	79,458	13,701
Alphabet, Inc. Class A(1)	3,589	3,781
Amphenol Corp. Class A	76,964	6,757
CoStar Group, Inc.(1)	10,800	3,207
Facebook, Inc. Class A(1)	121,182	21,384
Gartner, Inc.(1)	19,630	2,417
NVIDIA Corp.	39,110	7,568
Paycom Software, Inc.(1)	48,702	3,912
Tencent Holdings Ltd. ADR	118,930	6,175
Visa, Inc. Class A	77,118	8,793

	SHARES	VALUE
Information Technology—continued
Workday, Inc. Class A(1)	44,820	$4,560
Yandex N.V. Class A(1)	163,345	5,350

		95,285

Materials—2.1%
Ecolab, Inc.	34,754	4,663
TOTAL COMMON STOCKS
(Identified Cost $119,419)		223,963
TOTAL LONG TERM INVESTMENTS—99.9%
(Identified Cost $119,419)		223,963

SHORT-TERM INVESTMENT—0.2%

Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)(2)	483,256	483
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $483)		483
TOTAL INVESTMENTS—100.1%
(Identified Cost $119,902)		224,446
Other assets and liabilities, net—(0.1)%		(193)

NET ASSETS—100.0%		$224,253

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings† (unaudited)
United States	87%
China	11
Russia	2
Total	100%
† % of total investments as of December 31, 2017

The following table provides a summary of inputs used to value the Series’ investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$223,963	$223,963
Short-Term Investment	483	483

Total Investments	$224,446	$224,446

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP GROWTH SERIES

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.5%

Consumer Discretionary—17.6%
Emerald Expositions Events, Inc.	87,850	$1,787
Fox Factory Holding Corp.(1)	127,925	4,970
MercadoLibre, Inc.	11,350	3,571
Ollie’s Bargain Outlet Holdings, Inc.(1)	75,140	4,001

		14,329

Consumer Staples—5.6%
Chefs’ Warehouse, Inc. (The)(1)	124,350	2,549
PriceSmart, Inc.	23,000	1,981

		4,530

Financials—16.8%
FactSet Research Systems, Inc.	12,200	2,352
Financial Engines, Inc.	11,350	344
Interactive Brokers Group, Inc. Class A	89,530	5,301
MarketAxess Holdings, Inc.	10,150	2,048
Moelis & Co. Class A	13,885	673
Morningstar, Inc.	30,740	2,981

		13,699

Health Care—8.0%
Abaxis, Inc.	34,100	1,688
National Research Corp. Class A	83,240	3,105
U.S. Physical Therapy, Inc.	24,000	1,733

		6,526

Industrials—19.5%
AAON, Inc.	45,600	1,673
Copart, Inc.(1)	79,500	3,434
HEICO Corp. Class A	45,811	3,621
Old Dominion Freight Line, Inc.	32,000	4,210
Omega Flex, Inc.	41,699	2,978

		15,916

Information Technology—28.0%
ANSYS, Inc.(1)	14,820	2,187
Aspen Technology, Inc.(1)	45,420	3,007
Autohome, Inc. ADR(1)	103,700	6,706
Ellie Mae, Inc.(1)	20,000	1,788
Mesa Laboratories, Inc.	7,035	875
NVE Corp.	39,200	3,371
Paycom Software, Inc.(1)	14,700	1,181
Rightmove plc	60,000	3,645

		22,760
TOTAL COMMON STOCKS (Identified Cost $37,099)		77,760
TOTAL LONG TERM INVESTMENTS—95.5%
(Identified Cost $37,099)		77,760

	SHARES	VALUE
SHORT-TERM INVESTMENT—4.8%

Money Market Mutual Fund—4.8%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)(2)	3,928,117	$3,928
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $3,928)		3,928
TOTAL INVESTMENTS—100.3%
(Identified Cost $41,027)		81,688
Other assets and liabilities, net—(0.3)%		(233)

NET ASSETS—100.0%		$81,455

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings† (unaudited)
United States	87%
China	8
United Kingdom	5
Total	100%
† % of total investments as of December 31, 2017

The following table provides a summary of inputs used to value the Series’ investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$77,760	$77,760
Short-Term Investment	3,928	3,928

Total Investments	$81,688	$81,688

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS KAR SMALL-CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.3%

Consumer Discretionary—15.1%
Cheesecake Factory, Inc. (The)	86,200	$4,153
Cinemark Holdings, Inc.	84,900	2,956
Sally Beauty Holdings, Inc.(1)	124,000	2,327
Thor Industries, Inc.	32,100	4,838

		14,274

Consumer Staples—6.0%
National Beverage Corp.	38,650	3,766
WD-40 Co.	15,900	1,876

		5,642

Energy—3.7%
Core Laboratories N.V.	31,800	3,484

Financials—16.0%
Artisan Partners Asset Management, Inc. Class A	73,200	2,891
Bank of Hawaii Corp.	45,070	3,863
First Financial Bankshares, Inc.	54,870	2,472
Primerica, Inc.	33,828	3,435
RLI Corp.	40,450	2,454

		15,115

Health Care—5.8%
Anika Therapeutics, Inc.(1)	62,830	3,387
Patterson Cos., Inc.	59,500	2,150

		5,537

Industrials—21.5%
Graco, Inc.	70,110	3,170
Landstar System, Inc.	28,100	2,925
Lincoln Electric Holdings, Inc.	22,010	2,016
RBC Bearings, Inc.(1)	31,050	3,925
SiteOne Landscape Supply, Inc.(1)	67,850	5,204
Watsco, Inc.	18,050	3,069

		20,309

Information Technology—15.7%
American Software, Inc. Class A	102,600	1,193
Badger Meter, Inc.	71,466	3,416
Cass Information Systems, Inc.	53,454	3,112
Cognex Corp.	38,980	2,384
Jack Henry & Associates, Inc.	24,640	2,882
Manhattan Associates, Inc.(1)	37,750	1,870

		14,857

Materials—4.2%
Scotts Miracle-Gro Co. (The)	37,592	4,022

Real Estate—11.3%
HFF, Inc. Class A	71,500	3,478
MGM Growth Properties LLC Class A	134,040	3,907

	SHARES	VALUE
Real Estate—continued
RE/MAX Holdings, Inc. Class A	67,700	$3,283

		10,668
TOTAL COMMON STOCKS
(Identified Cost $60,251)		93,908
TOTAL LONG TERM INVESTMENTS—99.3%
(Identified Cost $60,251)		93,908

SHORT-TERM INVESTMENT—0.8%

Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)(2)	796,967	797
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $797)		797
TOTAL INVESTMENTS—100.1%
(Identified Cost $61,048)		94,705
Other assets and liabilities, net—(0.1)%		(67)

NET ASSETS—100.0%		$94,638

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

The following table provides a summary of inputs used to value the Series’ investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$93,908	$93,908
Short-Term Investment	797	797

Total Investments	$94,705	$94,705

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—2.7%
U.S. Treasury Note
2.000%, 12/31/21	$1,185		$1,179
1.875%, 1/31/22	600		594
1.875%, 2/28/22	1,845		1,825
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $3,614)			3,598

MUNICIPAL BONDS—0.6%

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	185		184

Virginia—0.5%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	655		591
TOTAL MUNICIPAL BONDS
(Identified Cost $830)			775

FOREIGN GOVERNMENT SECURITIES—10.3%
Argentine Republic 5.625%, 1/26/22	130		137
7.500%, 4/22/26	540		611
Series NY, 8.280%, 12/31/33	562		663
7.125%, 7/6/36	265		287
7.625%, 4/22/46	150		169
Bolivarian Republic of Venezuela 7.650%, 4/21/25(18)	825		169
9.375%, 1/13/34(18)	295		60
Federative Republic of Brazil 12.500%, 1/5/22	930	BRL	316
Treasury Note Series F, 10.000%, 1/1/23	870	BRL	266
Treasury Note Series F, 10.000%, 1/1/25	1,030	BRL	310
10.250%, 1/10/28	1,200	BRL	388
5.625%, 1/7/41	310		317
Kingdom of Bahrain 144A 7.000%, 10/12/28(3)	340		345
Kingdom of Morocco 144A 5.500%, 12/11/42(3)	300		340
Pakistan Government International Bond 144A 6.875%, 12/5/27(3)	285		286
Provincia de Buenos Aires 144A, 9.125%, 3/16/24(3)	280		328
144A, 7.875%, 6/15/27(3)	465		517
Republic of Chile 5.500%, 8/5/20	231,500	CLP	394
Republic of Colombia 4.375%, 3/21/23	1,823,000	COP	577
9.850%, 6/28/27	283,000	COP	118
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	315		325
Republic of Ghana 144A 10.750%, 10/14/30(3)	225		310
Republic of Indonesia
Series FR70, 8.375%, 3/15/24	4,196,000	IDR	344
Series FR56, 8.375%, 9/15/26	6,228,000	IDR	520
144A, 4.350%, 1/8/27(3)	270		286

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—continued
Republic of Iraq RegS 5.800%, 1/15/28(4)	$250		$242
Republic of South Africa
Series R208, 6.750%, 3/31/21	3,680	ZAR	291
4.875%, 4/14/26	200		204
4.300%, 10/12/28	785		757
Republic of Turkey 4.875%, 10/9/26	570		562
4.875%, 4/16/43	420		368
Russian Federation 144A, 7.850%, 3/10/18(3)	30,000	RUB	521
Series 6216, 6.700%, 5/15/19	20,000	RUB	347
Series 6215, 7.000%, 8/16/23	11,865	RUB	206
Sultanate of Oman 144A 4.750%, 6/15/26(3)	470		456
Ukraine 144A, 7.750%, 9/1/22(3)	275		292
144A, 7.750%, 9/1/26(3)	400		413
United Mexican States Series M, 6.500%, 6/9/22	6,713	MXN	327
4.150%, 3/28/27	275		285
4.750%, 3/8/44	164		166
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $14,374)			13,820

MORTGAGE-BACKED SECURITIES—14.5%

Agency—4.9%
FNMA 3.000%, 4/1/43	424		426
3.000%, 5/1/43	791		795
3.500%, 1/1/45	170		174
3.500%, 5/1/45	258		266
3.500%, 8/1/45	1,244		1,278
3.000%, 12/1/45	654		654
3.500%, 1/1/46	639		657
3.500%, 1/1/46	515		530
3.500%, 1/1/47	375		385
4.000%, 4/1/47	147		154
4.000%, 7/1/47	109		115
4.000%, 8/1/47	866		907
4.000%, 9/1/47	318		333

			6,674

Non-Agency—9.6%
American Homes 4 Rent Trust 2014-SFR2, C 144A, 4.705%, 10/17/36(3)	435		462
2015-SFR2, C 144A, 4.691%, 10/17/45(3)	340		363
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	323		331
Ameriquest Mortgage Securities, Inc. 2003-AR3, M4, (5.850% minus 1 month LIBOR) 4.593%, 6/25/33(2)	310		308
2003-10, AF6, 5.210%, 11/25/33(2)	5		5
AMSR Trust 2016-SFR1, D 144A, (1 month LIBOR + 2.400%) 3.891%, 11/17/33(2)(3)	335		338
Banc of America Funding Trust 2005-1, 1A1 5.500%, 2/25/35	94		94
Bank of America (Countrywide) Asset-Backed Certificates 2005-1, AF5A 5.042%, 7/25/35(2)	368		379

Refer to Footnote Legend on page 50.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 2004-22CB, 1A1 6.000%, 10/25/34	$159	$164
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(3)	295	298
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	275	284
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	203	208
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A, 4.250%, 6/28/53(2)(3)	130	134
2017-SPL3, B1 144A, 4.250%, 11/28/53(2)(3)	300	314
Caesars Palace Las Vegas Trust 2017-VICI, C 144A 4.138%, 10/15/34(3)	215	221
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(2)	205	208
Citigroup Mortgage Loan Trust, Inc. 2015-A, A1 144A 3.500%, 6/25/58(2)(3)	201	203
Colony American Finance Ltd. 2015-1, A 144A 2.896%, 10/15/47(3)	214	214
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 3.627%, 12/17/33(2)(3)	335	335
COLT Mortgage Loan Trust Funding LLC 2017-1, A3 144A 3.074%, 5/27/47(2)(3)	220	220
Credit Suisse Commercial Mortgage Trust 2014-IVR2, A2 144A 3.807%, 4/25/44(2)(3)	123	126
Credit Suisse Commercial Mortgage-Backed Trust 2006-8, 3A1 6.000%, 10/25/21	104	98
Deephaven Residential Mortgage Trust 2017-1A, A2 144A 2.928%, 12/26/46(2)(3)	65	64
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	290	292
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(2)(3)	199	200
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	109	110
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1 3.396%, 4/25/34(2)	137	137
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2004-CB1, 5A 5.000%, 6/25/19	4	4
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDPX, AM 5.464%, 1/15/49(2)	99	99
JPMorgan Chase Mortgage Trust 2005-A1, 4A1, 3.829%, 2/25/35(2)	13	13
2005-A4, 3A1, 3.408%, 7/25/35(2)	15	15
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	301	304
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	373	377
JPMorgan Mortgage Trust 2017-5, A1 144A, 3.188%, 10/26/48(2)(3)	483	487
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	311	315
MASTR Alternative Loan Trust 2005-5, 2A3 5.500%, 7/25/25	140	132
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	175	180
MetLife Securitization Trust 2017-1A, M1 144A 3.601%, 4/25/55(2)(3)	150	155
Morgan Stanley - Bank of America (Merrill Lynch) Trust 2013-C13, AS 4.266%, 11/15/46	125	132

	PAR VALUE	VALUE
Non-Agency—continued
New Residential Mortgage Loan Trust 2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	$297	$303
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	240	245
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	207	211
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	297	315
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	260	268
Pretium Mortgage Credit Partners I LLC 2017-NPL2, A1 144A 3.250%, 3/28/57(2)(3)	213	213
Pretium Mortgage Credit Partners LLC 2017-NPL5, A1 144A 3.327%, 12/30/32(2)(3)	131	131
Residential Asset Mortgage Products Trust 2004-SL1, A8, 6.500%, 11/25/31	20	21
2005-SL2, A4, 7.500%, 2/25/32	157	147
Residential Asset Securitization Trust 2005-A1, A3 5.500%, 4/25/35	229	235
Sequoia Mortgage Trust 2013-8, B1 3.534%, 6/25/43(2)	192	191
Structured Adjustable Rate Mortgage Loan Trust 2004-4, 3A1 3.542%, 4/25/34(2)	154	155
Sutherland Commercial Mortgage Loans 2017-SBC6, A 144A 3.192%, 5/25/37(2)(3)	94	94
Towd Point Mortgage Trust 2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	255	257
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	130	135
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	315	324
2017-1, M1 144A, 3.750%, 10/25/56(2)(3)	135	137
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	855	869
Vericrest Opportunity Loan Trust LLC 2017-NPL3, A1 144A 3.500%, 3/25/47(2)(3)	215	216
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	150	150

		12,940
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $19,470)		19,614

ASSET-BACKED SECURITIES—4.8%

Automobiles—3.1%
AmeriCredit Automobile Receivables Trust 2017-3, D 3.180%, 7/18/23	405	406
Capital Auto Receivables Asset Trust 2017-1, D 144A 3.150%, 2/20/25(3)	340	338
Carnow Auto Receivables Trust 2016-1A, D 144A 7.340%, 11/15/21(3)	325	327
Drive Auto Receivables Trust 2017-2, C 2.750%, 9/15/23	405	405
Exeter Automobile Receivables Trust 2014-1A, C 144A, 3.570%, 7/15/19(3)	67	67
2015-2A, C 144A, 3.900%, 3/15/21(3)	380	385
2014-3A, D 144A, 5.690%, 4/15/21(3)	410	420
First Investors Auto Owner Trust 2015-2A, E 144A 5.590%, 11/15/22(3)	400	401
Flagship Credit Auto Trust 2014-1, E 144A, 5.710%, 8/16/21(3)	305	311
2016-3, D 144A, 3.890%, 11/15/22(3)	400	404
Foursight Capital Automobile Receivables Trust 2017-1, B 144A 3.050%, 12/15/22(3)	320	318
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(3)	405	404

		4,186

Refer to Footnote Legend on page 50.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Other—1.6%
CKE Restaurant Holdings, Inc. 2013-1A, A2 144A 4.474%, 3/20/43(3)	$354	$355
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	313	311
Drug Royalty II LP 2 2014-1, A2 144A 3.484%, 7/15/23(3)	203	202
HOA Funding LLC 2014-1A, A2 144A 4.846%, 8/20/44(3)	379	368
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	325	327
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(3)	340	341
TGIF Funding LLC 2017-1A, A2 144A 6.202%, 4/30/47(3)	262	267

		2,171

Student Loans—0.1%
Sofi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	160	160
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $6,489)		6,517

CORPORATE BONDS AND NOTES—53.7%

Consumer Discretionary—5.0%
Beacon Escrow Corp. 144A 4.875%, 11/1/25(3)	170	171
Beazer Homes USA, Inc. 144A 5.875%, 10/15/27(3)	215	217
Cablevision Systems Corp. 5.875%, 9/15/22	290	286
CalAtlantic Group, Inc. 5.000%, 6/15/27	215	223
Charter Communications Operating LLC 4.908%, 7/23/25	340	361
Clear Channel Worldwide Holdings, Inc. Series A 7.625%, 3/15/20	250	245
CRC Escrow Issuer LLC 144A 5.250%, 10/15/25(3)	255	258
Discovery Communications LLC 3.950%, 3/20/28	325	323
DISH DBS Corp. 7.750%, 7/1/26	135	142
Eldorado Resorts, Inc. 6.000%, 4/1/25	145	152
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(3)	250	267
Goodyear Tire & Rubber Co. (The) 4.875%, 3/15/27	110	113
Horton (D.R.), Inc. 4.750%, 2/15/23	260	278
L Brands, Inc. 6.875%, 11/1/35	162	164
Laureate Education, Inc. 144A 8.250%, 5/1/25(3)	55	58
Lear Corp. 3.800%, 9/15/27	405	405
Lennar Corp. 144A 4.750%, 11/29/27(3)	335	345
M/I Homes, Inc. 5.625%, 8/1/25	220	223
McGraw-Hill Global Education Holdings LLC 144A 7.875%, 5/15/24(3)	210	207

	PAR VALUE	VALUE
Consumer Discretionary—continued
MDC Holdings, Inc. 5.500%, 1/15/24	$295	$311
PetSmart, Inc. 144A 8.875%, 6/1/25(3)	150	90
Scientific Games International, Inc. 144A 5.000%, 10/15/25(3)	205	205
SFR Group S.A. 144A 7.375%, 5/1/26(3)	200	206
Station Casinos LLC 144A 5.000%, 10/1/25(3)	70	70
TRI Pointe Group, Inc. 5.875%, 6/15/24	270	288
Viking Cruises Ltd. 144A 5.875%, 9/15/27(3)	270	275
Vista Outdoor, Inc. 5.875%, 10/1/23	275	264
Weekley Homes LLC 144A 6.625%, 8/15/25(3)	270	269
Wyndham Worldwide Corp. 4.500%, 4/1/27	325	330

		6,746

Consumer Staples—1.2%
Albertsons’s Cos LLC 5.750%, 3/15/25	155	140
Anheuser-Busch InBev Finance, Inc. 3.650%, 2/1/26	210	217
BAT Capital Corp. 144A 3.557%, 8/15/27(3)	275	275
Cumberland Farms, Inc. 144A 6.750%, 5/1/25(3)	125	133
Kronos Acquisition Holdings, Inc. 144A 9.000%, 8/15/23(3)	140	131
MARB BondCo plc 144A 7.000%, 3/15/24(3)	260	261
Post Holdings, Inc. 144A 5.625%, 1/15/28(3)	40	40
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	245	221
Tops Holding LLC 144A 8.000%, 6/15/22(3)	250	135

		1,553

Energy—11.1%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(3)	193	205
Alta Mesa Holdings LP 7.875%, 12/15/24	160	175
American Midstream Partners LP 144A 8.500%, 12/15/21(3)	130	134
Anadarko Finance Co. Series B 7.500%, 5/1/31	160	205
Anadarko Petroleum Corp. 6.600%, 3/15/46	200	257
Antero Resources Corp. 5.625%, 6/1/23	125	130
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	125	130
Callon Petroleum Co. 6.125%, 10/1/24	235	242
Cheniere Corpus Christi Holdings LLC 7.000%, 6/30/24	260	296

Refer to Footnote Legend on page 50.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Energy—continued
Chesapeake Energy Corp. 144A 8.000%, 6/15/27(3)	$270	$259
Compagnie Generale de Geophysique-Veritas SA 6.500%, 6/1/21(10)	375	172
Continental Resources, Inc. 4.500%, 4/15/23	145	148
Crownrock LP 144A 5.625%, 10/15/25(3)	285	286
Denbury Resources, Inc. 5.500%, 5/1/22	150	103
Ecopetrol S.A. 5.875%, 9/18/23	285	315
5.375%, 6/26/26	725	783
Encana Corp. 8.125%, 9/15/30	155	209
Energy Transfer Equity LP
5.000%, 10/1/22	425	453
4.250%, 3/15/23	150	149
EP Energy LLC 6.375%, 6/15/23	155	84
144A, 8.000%, 11/29/24(3)	180	186
FTS International, Inc. 6.250%, 5/1/22	175	169
Gazprom OAO 144A 4.950%, 2/6/28(3)(7)	205	213
Geopark Ltd. 144A 6.500%, 9/21/24(3)	270	277
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	220	232
HollyFrontier Corp. 5.875%, 4/1/26	360	400
KazMunayGas National Co JSC 144A 4.750%, 4/19/27(3)	395	416
Kinder Morgan, Inc. 7.750%, 1/15/32	400	516
MEG Energy Corp. 144A 6.500%, 1/15/25(3)	190	188
Nabors Industries, Inc. 5.500%, 1/15/23	135	131
NGL Energy Partners LP 5.125%, 7/15/19	335	341
NuStar Logistics LP 5.625%, 4/28/27	115	117
Oasis Petroleum, Inc. 6.875%, 1/15/23	265	271
Odebrecht Offshore Drilling Finance Ltd. 6.720%, 12/1/22	132	126
7.720%, 12/1/26	363	73
Odebrecht Oil & Gas Finance Ltd. 0.000%(5)	60	2
Parker Drilling Co. 7.500%, 8/1/20	365	332
Peabody Energy Corp. 144A 6.375%, 3/31/25(3)	195	203
Pertamina Persero PT 144A 5.625%, 5/20/43(3)	370	402
Petrobras Global Finance BV 144A, 5.299%, 1/27/25(3)	364	365
7.375%, 1/17/27	660	727
144A, 5.999%, 1/27/28(3)	180	180
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(3)(18)	650	146
Petroleos Mexicanos 6.875%, 8/4/26	755	856
6.500%, 6/2/41	220	226
5.500%, 6/27/44	200	184

	PAR VALUE		VALUE
Energy—continued
QEP Resources, Inc. 5.625%, 3/1/26	$35		$35
RSP Permian, Inc. 5.250%, 1/15/25	275		282
SESI LLC 144A 7.750%, 9/15/24(3)	210		223
Seven Generations Energy Ltd. 144A 5.375%, 9/30/25(3)	270		273
Southern Gas Corridor CJSC 144A 6.875%, 3/24/26(3)	265		301
SRC Energy, Inc. 144A 6.250%, 12/1/25(3)	155		158
State Oil Co. of the Azerbaijan Republic 6.950%, 3/18/30	320		355
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	230		228
Transocean, Inc. 144A, 9.000%, 7/15/23(3)	95		103
6.800%, 3/15/38	85		68
Ultra Resources, Inc. 144A, 6.875%, 4/15/22(3)	16		16
144A, 7.125%, 4/15/25(3)	51		51
Vine Oil & Gas LP 144A 8.750%, 4/15/23(3)	205		199
Weatherford International Ltd. 9.875%, 2/15/24	80		85
Whiting Petroleum Corp. 144A 6.625%, 1/15/26(3)	110		112
YPF S.A. 144A, 8.500%, 3/23/21(3)	138		156
144A, 8.750%, 4/4/24(3)	45		52
144A, 6.950%, 7/21/27(3)	295		313

			15,024

Financials—14.6%
Acrisure LLC 144A 7.000%, 11/15/25(3)	325		313
AerCap Ireland Capital Ltd. 3.950%, 2/1/22	150		155
3.650%, 7/21/27	310		307
Akbank TAS 144A 7.500%, 2/5/18(3)	935	TRY	245
Allstate Corp. (The) 5.750%, 8/15/53(6)	365		398
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	440		450
Ares Capital Corp. 3.625%, 1/19/22	210		211
3.500%, 2/10/23	205		202
Australia & New Zealand Banking Group Ltd. 144A 4.400%, 5/19/26(3)	335		348
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	155		152
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	425		463
Banco de Bogota S.A. 144A 6.250%, 5/12/26(3)	330		356
Banco de Credito del Peru 144A 6.125%, 4/24/27(3)	520		571
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	415		405
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	155		175

Refer to Footnote Legend on page 50.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Financials—continued
Banco Santander Chile 144A 3.875%, 9/20/22(3)	$505		$525
Bancolombia S.A. 5.125%, 9/11/22	545		570
Bank of America Corp. 4.200%, 8/26/24	458		482
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	390		416
Bank of Montreal 3.803%, 12/15/32	71		70
Bonos del Banco Central de Chile En Pesos 4.500%, 6/1/20	70,000	CLP	117
Brighthouse Financial, Inc. 144A 3.700%, 6/22/27(3)	215		211
Capital One Financial Corp. 3.750%, 7/28/26	405		403
Compass Bank 3.875%, 4/10/25	380		381
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	535		550
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	440		454
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	475		503
FS Investment Corp. 4.250%, 1/15/20	230		234
4.750%, 5/15/22	50		51
GrupoSura Finance S.A. 144A 5.500%, 4/29/26(3)	335		363
HBOS plc 144A 6.750%, 5/21/18(3)	200		203
Huntington National Bank (The) 6.600%, 6/15/18	250		253
ICAHN Enterprises LP 144A 6.375%, 12/15/25(3)	335		335
ING Groep N.V. 6.000%(5)(6)	275		285
iStar, Inc. 6.000%, 4/1/22	110		114
5.250%, 9/15/22	155		156
Jefferies Group LLC 5.125%, 1/20/23	165		179
4.850%, 1/15/27	60		64
JPMorgan Chase & Co. 2.950%, 10/1/26	475		466
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	410		480
Kazakhstan Temir Zholy National Co. JSC 144A 4.850%, 11/17/27(3)	435		453
Leucadia National Corp. 5.500%, 10/18/23	250		269
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(3)	25		32
Lincoln National Corp., (3 month LIBOR + 2.040%) 3.403%, 4/20/67(2)(6)	365		334
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	600		656
Navient Corp. 6.750%, 6/25/25	215		221
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	350		369
OM Asset Management plc 4.800%, 7/27/26	270		280

	PAR VALUE	VALUE
Financials—continued
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(7)	$610	$652
Prudential Financial, Inc. 5.875%, 9/15/42	405	442
Santander Holdings USA, Inc. 144A, 3.700%, 3/28/22(3)	195	197
144A, 4.400%, 7/13/27(3)	200	205
Sberbank of Russia 144A 5.500%, 2/26/24(3)(7)	315	320
Springleaf Finance Corp. 6.125%, 5/15/22	265	275
Synchrony Financial 3.950%, 12/1/27	295	294
TC Ziraat Bankasi AS 144A 5.125%, 5/3/22(3)	335	332
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	360	365
Toronto-Dominion Bank (The) 3.625%, 9/15/31	135	135
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	405	404
VICI Properties 1 LLC, (3 month LIBOR + 3.500%) 4.847%, 10/15/22(2)	2	2
Voya Financial, Inc. 5.650%, 5/15/53	290	309
Wells Fargo & Co. Series S 5.900%, 8/15/27	475	508

		19,670

Health Care—3.4%
Abbott Laboratories 3.750%, 11/30/26	405	416
Anthem, Inc. 3.650%, 12/1/27	90	92
Avantor, Inc. 144A 6.000%, 10/1/24(3)	125	125
Becton Dickinson & Co. 3.700%, 6/6/27	420	423
Catalent Pharma Solutions, Inc. 144A 4.875%, 1/15/26(3)	25	25
Community Health Systems, Inc. 6.250%, 3/31/23	80	72
Concordia International Corp. 144A 9.000%, 4/1/22(3)	65	56
DJO Finco, Inc. 144A 8.125%, 6/15/21(3)	135	126
Eagle Holding Co. II, LLC PIK Interest Capitalization, 144A 7.625%, 5/15/22(3)(15)	150	153
Endo Dac 144A, 6.000%, 7/15/23(3)	100	79
144A, 6.000%, 2/1/25(3)	190	147
Envision Healthcare Corp. 144A 6.250%, 12/1/24(3)	60	62
HCA, Inc. 5.250%, 6/15/26	130	138
MPH Acquisition Holdings LLC 144A 7.125%, 6/1/24(3)	205	218
Mylan NV 3.950%, 6/15/26	335	338
Owens & Minor, Inc. 3.875%, 9/15/21	75	76
Polaris Intermediate Corp. PIK Interest Capitalization, 144A 8.500%, 12/1/22(3)(15)	30	31

Refer to Footnote Legend on page 50.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
SP Finco LLC 144A 6.750%, 7/1/25(3)	$50	$47
Surgery Center Holdings, Inc. 144A 8.875%, 4/15/21(3)	265	274
Teleflex Inc. 4.625%, 11/15/27	120	121
Tenet Healthcare Corp. 8.125%, 4/1/22	60	61
144A, 4.625%, 7/15/24(3)	70	68
144A, 5.125%, 5/1/25(3)	65	63
144A, 7.000%, 8/1/25(3)	220	207
Valeant Pharmaceuticals International, Inc. 144A, 7.500%, 7/15/21(3)	50	51
144A, 6.500%, 3/15/22(3)	20	21
144A, 5.875%, 5/15/23(3)	300	278
144A, 7.000%, 3/15/24(3)	30	32
144A, 5.500%, 11/1/25(3)	200	203
144A, 9.000%, 12/15/25(3)	35	36
West Street Merger Sub, Inc. 144A 6.375%, 9/1/25(3)	165	165
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	405	405

		4,609

Industrials—3.6%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	320	338
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(3)	340	345
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	280	274
CNH Industrial N.V. 4.500%, 8/15/23	280	291
3.850%, 11/15/27	180	180
DP World Ltd. 144A 6.850%, 7/2/37(3)	200	246
Embraer Netherlands Finance BV 5.400%, 2/1/27	150	162
GrafTech International Ltd. 6.375%, 11/15/20	280	279
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	285	280
JSL Europe S.A. 144A 7.750%, 7/26/24(3)	285	302
Masco Corp. 5.950%, 3/15/22	296	328
Navistar International Corp. 144A 6.625%, 11/1/25(3)	270	282
New Enterprise Stone & Lime Co., Inc. 144A 10.125%, 4/1/22(3)	20	22
Owens Corning 3.400%, 8/15/26	330	324
Pitney Bowes, Inc. 4.125%, 5/15/22	391	359
Prime Security Services Borrower LLC 144A 9.250%, 5/15/23(3)	130	144
Standard Industries, Inc. 144A, 5.500%, 2/15/23(3)	65	68
144A, 4.750%, 1/15/28(3)	130	130
TransDigm, Inc. 6.500%, 7/15/24	145	149
6.500%, 5/15/25	90	92

	PAR VALUE	VALUE
Industrials—continued
Wrangler Buyer Corp. 144A 6.000%, 10/1/25(3)	$208	$214

		4,809

Information Technology—2.4%
Arrow Electronics, Inc. 3.875%, 1/12/28	340	339
Blackboard, Inc. 144A 9.750%, 10/15/21(3)	155	141
Broadcom Corp. 144A, 3.000%, 1/15/22(3)	105	104
144A, 3.625%, 1/15/24(3)	260	259
Citrix Systems, Inc. 4.500%, 12/1/27	320	325
Dell International LLC 144A, 5.450%, 6/15/23(3)	70	76
144A, 8.100%, 7/15/36(3)	140	177
Everi Payments, Inc. 144A 7.500%, 12/15/25(3)	65	64
Flex Ltd. 4.750%, 6/15/25	375	401
Match Group, Inc. 144A 5.000%, 12/15/27(3)	160	162
Rackspace Hosting, Inc. 144A 8.625%, 11/15/24(3)	265	283
Radiate Holdco LLC 144A 6.625%, 2/15/25(3)	260	246
ViaSat, Inc. 144A 5.625%, 9/15/25(3)	270	272
VMware, Inc. 2.950%, 8/21/22	217	216
3.900%, 8/21/27	230	232

		3,297

Materials—5.8%
AK Steel Corp. 7.500%, 7/15/23	130	141
7.000%, 3/15/27	195	198
Alpek SAB de C.V. 144A 5.375%, 8/8/23(3)	425	449
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	435	432
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(3)(6)	225	263
BlueScope Steel Finance Ltd. 144A 6.500%, 5/15/21(3)	150	156
CRH America Finance, Inc. 144A 3.400%, 5/9/27(3)	300	300
Equate Petrochemical BV 144A 4.250%, 11/3/26(3)	340	346
Fibria Overseas Finance Ltd. 4.000%, 1/14/25	350	347
FMG Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	130	144
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	210	225
Glencore Funding LLC 144A 4.000%, 3/27/27(3)	390	391
INEOS Group Holdings S.A. 144A 5.625%, 8/1/24(3)	345	360
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	300	314

Refer to Footnote Legend on page 50.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
Materials—continued
James Hardie International Finance DAC 144A 5.000%, 1/15/28(3)	$265		$267
Kraton Polymers LLC 144A 7.000%, 4/15/25(3)	390		417
Mercer International, Inc. 144A 5.500%, 1/15/26(3)	65		66
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)	130		130
144A, 5.000%, 5/1/25(3)	300		299
OCP SA 144A 5.625%, 4/25/24(3)	320		343
Platform Specialty Products Corp. 144A 5.875%, 12/1/25(3)	220		218
PQ Corp. 144A 5.750%, 12/15/25(3)	90		92
Reynolds Group Issuer, Inc. 144A 7.000%, 7/15/24(3)	185		198
Rusal Capital DAC 144A 5.125%, 2/2/22(3)	325		332
Severstal OAO 144A 5.900%, 10/17/22(3)(7)	260		288
Standard Industries, Inc. 144A 6.000%, 10/15/25(3)	175		187
Vale Overseas Ltd. 5.875%, 6/10/21	205		223
6.250%, 8/10/26	135		156
Vedanta Resources plc 144A 6.125%, 8/9/24(3)	215		219
Yamana Gold, Inc. 144A 4.625%, 12/15/27(3)	350		352

			7,853

Real Estate—2.0%
EPR Properties 4.750%, 12/15/26	130		133
4.500%, 6/1/27	205		206
Greystar Real Estate Partners LLC 144A 5.750%, 12/1/25(3)	140		144
Healthcare Trust of America Holdings LP 3.750%, 7/1/27	180		179
Hospitality Properties Trust 4.950%, 2/15/27	195		206
LifeStorage LP 3.875%, 12/15/27	135		135
MPT Operating Partnership LP 5.500%, 5/1/24	165		171
5.000%, 10/15/27	155		158
Physicians Realty LP 4.300%, 3/15/27	330		336
Select Income REIT 4.500%, 2/1/25	385		388
Uniti Group, Inc. 144A 7.125%, 12/15/24(3)	325		296
WP Carey, Inc. 4.600%, 4/1/24	345		360

			2,712

Telecommunication Services—3.0%
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	94
AT&T, Inc. 3.400%, 8/14/24	213		214

	PAR VALUE	VALUE
Telecommunication Services—continued
4.250%, 3/1/27	$195	$199
3.900%, 8/14/27	295	297
5.250%, 3/1/37	65	69
4.800%, 6/15/44	265	262
5.650%, 2/15/47	135	147
Axtel SAB de C.V. 144A 6.375%, 11/14/24(3)	270	278
Crown Castle Towers LLC 144A 6.113%, 1/15/20(3)	100	105
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	345	339
Frontier Communications Corp. 6.250%, 9/15/21	135	96
10.500%, 9/15/22	135	102
GTH Finance BV 144A 7.250%, 4/26/23(3)	300	337
Level 3 Financing, Inc. 5.375%, 1/15/24	265	265
Qwest Corp. 7.250%, 9/15/25	185	198
Sprint Spectrum Co., LLC 144A 3.360%, 9/20/21(3)	188	189
Telenet Finance Luxembourg Notes S.a.r.l. 144A 5.500%, 3/1/28(3)	200	200
Verizon Communications, Inc. 4.125%, 3/16/27	395	412
West Corp. 144A 8.500%, 10/15/25(3)	80	79
Windstream Services LLC 144A 8.625%, 10/31/25(3)	140	135

		4,017

Utilities—1.6%
AmeriGas Partners LP 5.500%, 5/20/25	110	111
Dynegy, Inc. 7.375%, 11/1/22	225	238
Eskom Holdings SOC Ltd. 144A 7.125%, 2/11/25(3)	250	255
Exelon Corp. 3.497%, 6/1/22	540	550
Ferrellgas Partners LP 8.625%, 6/15/20	50	43
6.750%, 6/15/23	270	248
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	375	346
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	300	328
Texas Competitive Electric Escrow Series A 10.250%, 11/1/36(10)(16)	396	—	(14)
Vistra Operations Co. LLC 144A 11.500%, 10/1/20(3)(10)(16)	465	—	(14)

		2,119
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $71,908)		72,409

LOAN AGREEMENTS(2)—6.8%

Consumer Discretionary—1.6%
Advantage Sales & Marketing, Inc.
Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 4.630%, 7/23/21	139	136

Refer to Footnote Legend on page 50.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—continued
Second Lien, (3 month LIBOR + 6.500%) 7.878%, 7/25/22	$280	$259
Affinity Gaming, (3 month LIBOR + 3.500%) 5.193%, 7/1/23	362	363
Gateway Casinos & Entertainment Ltd. Tranche B-1, (3 month LIBOR + 3.750%) 5.443%, 2/22/23	45	45
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.570%, 9/29/24	190	192
Hoya Midco LLC First Lien, (1 month LIBOR + 4.000%) 5.569%, 6/30/24	85	85
Laureate Education, Inc. 2024, (1 month LIBOR + 4.500%) 6.069%, 4/26/24	151	152
Neiman Marcus Group Inc. (The), (1 month LIBOR + 3.250%) 0.000%, 10/25/20(8)	165	134
Playa Resorts Holding B.V., (3 month LIBOR + 3.000%) 4.620%, 4/29/24	229	230
Seminole Tribe of Florida Tranche B, (1 month LIBOR + 2.000%) 3.569%, 7/8/24	219	220
U.S. Farathane LLC Tranche B-4, (3 month LIBOR + 3.500%) 5.193%, 12/23/21	166	167
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 4.810%, 8/18/23	175	176

		2,159

Consumer Staples—0.6%
Albertson’s LLC 2017-1, Tranche B-4, (1 month LIBOR + 2.750%) 4.319%, 8/25/21	227	222
Chobani LLC First Lien, (1 month LIBOR + 3.500%) 5.069%, 10/10/23	118	119
Galleria Co. Tranche B, (1 month LIBOR + 3.000%) 4.375%, 9/29/23	100	100
JBS USA Lux S.A., (3 month LIBOR + 2.500%) 4.100%, 10/30/22	89	88
Parfums Holdings Co., Inc. First Lien, (3 month LIBOR + 4.750%) 6.443%, 6/30/24	144	145
TKC Holdings, Inc. First Lien, (2 month LIBOR + 4.250%) 5.673%, 2/1/23	174	175

		849

Energy—0.8%
California Resources Corp., (1 month LIBOR + 10.375%) 11.876%, 12/31/21	190	208
Chesapeake Energy Corp. Tranche A, (3 month LIBOR + 7.500%) 8.954%, 8/23/21	44	47
Contura Energy, Inc., (2 month LIBOR + 5.000%) 6.630%, 3/18/24	131	129
Medallion Midland Acquisition LLC, (1 month LIBOR + 3.250%) 4.819%, 10/30/24	190	190
Paragon Offshore Finance Co., (3 month LIBOR + 2.750%) 0.000%, 7/16/21(8)(10)(16)	2	—
Seadrill Operating LP, (3 month LIBOR + 3.000%) 4.693%, 2/21/21	241	194

	PAR VALUE	VALUE
Energy—continued
Traverse Midstream Partners LLC, (3 month LIBOR + 4.000%) 5.850%, 9/27/24	$110	$111
Ultra Resources, Inc., (3 month LIBOR + 3.000%) 4.413%, 4/12/24	175	175

		1,054

Financials—0.3%
Asurion LLC Tranche B-2, Second Lien, (1 month LIBOR + 6.000%) 7.569%, 8/4/25	30	31
FinCo I LLC, (1 month LIBOR + 2.750%) 4.319%, 12/27/22	80	81
Walter Investment Management Corp. Tranche B, (1 month LIBOR + 3.750%) 5.319%, 12/18/20(18)	260	248

		360

Health Care—0.4%
21st Century Oncology Holdings, Inc. Tranche B, (3 month LIBOR + 6.125%) 7.825%, 4/30/22(11)	42	39
Envision Healthcare Corp., (1 month LIBOR + 3.000%) 4.570%, 12/1/23	37	38
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.069%, 2/15/23	61	61
MMM Holdings, Inc., (3 month LIBOR + 8.750%) 10.324%, 6/30/19	91	87
MSO of Puerto Rico, Inc., (3 month LIBOR + 8.750%) 10.324%, 6/30/19	66	63
NVA Holdings, Inc. Second Lien, (3 month LIBOR + 7.000%) 8.693%, 8/14/22	183	184
PharMerica Corp. Second Lien, (3 month LIBOR + 7.750%) 9.153%, 9/26/25	20	20
U.S. Renal Care, Inc. First Lien, (3 month LIBOR + 4.250%) 5.943%, 12/30/22	68	67
Wink Holdco, Inc. (Superior Vision Holdings, Inc.) First Lien, (3 month LIBOR + 3.000%) 4.490%, 12/2/24	10	10

		569

Industrials—0.9%
84 Lumber Co. Tranche B-1, (1 month LIBOR + 5.250%) 6.802%, 10/25/23	126	127
Accudyne Industries LLC, (1 month LIBOR + 3.750%) 5.319%, 8/18/24	35	35
Navistar, Inc. Tranche B, (1 month LIBOR + 3.500%) 4.900%, 11/6/24	215	215
PAE Holding Corp. First Lien, (2 month LIBOR + 5.500%) 7.124%, 10/20/22	117	118
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 5.569%, 11/8/24	204	204
Sedgwick Claims Management Services, Inc. Second Lien, (3 month LIBOR + 5.750%) 7.229%, 2/28/22	340	342
TransDigm, Inc. Tranche F, (3 month LIBOR + 2.750%) 4.381%, 6/9/23	203	204

Refer to Footnote Legend on page 50.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—continued
TransDigm, Inc. Tranche G, (3 month LIBOR + 3.000%) 4.652%, 8/22/24	$30	$30

		1,275

Information Technology—0.4%
Applied Systems, Inc. Second Lien, (3 month LIBOR + 7.000%) 8.693%, 9/19/25	25	26
Blackboard, Inc. Tranche B-4, First Lien, (3 month LIBOR + 5.000%) 6.354%, 6/30/21	68	67
Everi Payments, Inc. Tranche B, (3 month LIBOR + 3.500%) 4.979%, 5/9/24	65	65
Kronos, Inc. Second Lien, (3 month LIBOR + 8.250%) 9.627%, 11/1/24	84	87
NAB Holdings LLC, (1 month LIBOR + 3.250%) 4.819%, 7/1/24	100	100
Presidio LLC Tranche B, (3 month PRIME + 2.250%) 5.668%, 2/2/22	159	159
Veritas US, Inc. Tranche B, (3 month LIBOR + 4.500%) 6.193%, 1/27/23	54	54

		558

Materials—0.7%
Anchor Glass Container Corp. Second Lien, (1 month LIBOR + 7.750%) 9.182%, 12/7/24	58	59
CPG International LLC, (3 month LIBOR + 3.750%) 5.593%, 5/5/24	194	194
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 5.962%, 8/17/22	358	258
IPS Acquisition LLC First Lien, (1 month LIBOR + 3.250%) 4.819%, 11/7/24	35	35
KMG Chemicals, Inc., (1 month LIBOR + 2.750%) 4.319%, 6/15/24	29	29
New Arclin U.S. Holding Corp. First Lien, (3 month LIBOR + 4.250%) 5.943%, 2/14/24	129	130
Omnova Solutions, Inc. Tranche B-2, (1 month LIBOR + 4.250%) 5.819%, 8/25/23	173	174

		879

Real Estate—0.1%
Capital Automotive LP Tranche B, Second Lien, (1 month LIBOR + 6.000%) 7.570%, 3/24/25	64	65

Telecommunication Services—0.4%
CenturyLink, Inc. Tranche B, (3 month PRIME + 1.750%) 0.000%, 1/31/25(8)	140	135
Digicel International Finance Ltd. Tranche-B, First Lien, (1 month LIBOR + 3.750%) 5.310%, 5/27/24	20	20
Securus Technologies Holdings, Inc.
First Lien, (2 month LIBOR + 4.500%) 6.124%, 11/1/24	180	182
Second Lien, (2 month LIBOR + 8.250%) 9.874%, 11/1/25	150	151
West Corp. Tranche B, (1 month LIBOR + 4.000%) 5.350%, 10/10/24	84	84

		572

	PAR VALUE		VALUE
Utilities—0.6%
APLP Holdings LP, (1 month LIBOR + 3.500%) 5.069%, 4/13/23	$258		$262
Energy Future Intermediate Holding Co. LLC, (1 month LIBOR + 3.000%) 4.546%, 6/30/18	240		240
Talen Energy Supply LLC, (1 month LIBOR + 4.000%) 5.569%, 4/15/24	124		125
Vistra Operations Co. LLC
Tranche C, (1 month LIBOR + 2.500%) 3.834%, 8/4/23	26		26
(1 month LIBOR + 2.750%) 3.951%, 8/4/23	149		149

			802
TOTAL LOAN AGREEMENTS
(Identified Cost $9,215)			9,142

	SHARES
PREFERRED STOCKS—2.5%

Financials—1.9%
Bank of New York Mellon Corp. (The) Series E, 4.950%	290	(9)	300
Citigroup, Inc. Series J, 7.125%	15,800		456
JPMorgan Chase & Co. Series Z, 5.300%	70	(9)	73
KeyCorp Series D, 5.000%	640	(9)	659
M&T Bank Corp. Series F, 5.125%	160	(9)	171
PNC Financial Services Group, Inc. (The) Series R, 4.850%	405	(9)	413
PNC Financial Services Group, Inc. (The) Series S, 5.000%	405	(9)	428

			2,500

Industrials—0.6%
General Electric Co. Series D, 5.000%	792	(9)	816
TOTAL PREFERRED STOCKS
(Identified Cost $3,113)			3,316

COMMON STOCKS—0.2%

Consumer Discretionary—0.0%
Mark IV Industries(1)(17)	828		26

Energy—0.0%
Frontera Energy Corp.(1)	1,339		42

Financials—0.1%
VICI Properties, Inc.(1)	4,879		100

Utilities—0.1%
Vistra Energy Corp.(1)	7,753		142
TOTAL COMMON STOCKS
(Identified Cost $267)			310

Refer to Footnote Legend on page 50.

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUND(13)—2.2%
Virtus Newfleet Credit Opportunities Fund Class R6	310,156	$3,002
TOTAL AFFILIATED MUTUAL FUND
(Identified Cost $3,100)		3,002

RIGHTS—0.0%

Utilities—0.0%
Vistra Energy Corp.(17)	7,753	7
TOTAL RIGHTS (Identified Cost $7)		7
TOTAL LONG TERM INVESTMENTS—98.3%
(Identified Cost $132,387)		132,510	(12)

SHORT-TERM INVESTMENT(13)—0.7%

Money Market Mutual Fund—0.7%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	963,170	963
TOTAL SHORT-TERM INVESTMENT (Identified Cost $963)		963
TOTAL INVESTMENTS—99.0% (Identified Cost $133,350)		133,473
Other assets and liabilities, net—1.0%		1,335

NET ASSETS—100.0%		$134,808

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”)
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of December 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $58,095 or 43.1% of net assets.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(8)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(11)	Security in default, a portion of the interest payments are being received during the bankruptcy proceedings.
(12)	All or a portion of the Fund’s assets have been segregated for delayed delivery security.
(13)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(14)	Amount is less than $500.
(15)	100% of the income received was in cash.
(16)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(17)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.
(18)	Security in default. Interest payments are being received during the bankruptcy proceedings.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
IDR	Indonesian Rupiah
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Country Weightings† (unaudited)
United States	66%
Mexico	3
Canada	3
Netherlands	3
Argentina	2
Colombia	2
Brazil	2
Other	19
Total	100%
† % of total investments as of December 31, 2017

See Notes to Financial Statements

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$6,517	$—	$6,517	$—
Corporate Bonds and Notes	72,409	—	72,409	—
Foreign Government Securities	13,820	—	13,820	—
Loan Agreements	9,142	—	9,142	—
Mortgage-Backed Securities	19,614	—	19,614	—
Municipal Bonds	775	—	775	—
U.S. Government Securities	3,598	—	3,598	—
Equity Securities:
Common Stocks	310	184	100	26
Preferred Stocks	3,316	456	2,860	—
Rights	7	—	—	7
Affiliated Mutual Fund	3,002	3,002	—	—
Short-Term Investment	963	963	—	—

Total Investments	$133,473	$4,605	$128,835	$33

Security held by the series with an end of period value of $0 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2017.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.1%

Consumer Discretionary—12.4%
Advance Auto Parts, Inc.	346	$35
Amazon.com, Inc.(1)(3)	1,973	2,307
Aptiv plc	1,205	102
AutoZone, Inc.(1)	139	99
Best Buy Co., Inc.	1,324	91
BorgWarner, Inc.	935	48
CarMax, Inc.(1)	906	58
Carnival Corp.	2,019	134
CBS Corp. Class B	1,801	106
Charter Communications, Inc. Class A(1)	995	334
Chipotle Mexican Grill, Inc.(1)	129	37
Comcast Corp. Class A(3)	23,277	932
Darden Restaurants, Inc.	641	62
Discovery Communications, Inc. Class A(1)	721	16
Discovery Communications, Inc. Class C(1)	988	21
DISH Network Corp. Class A(1)	1,170	56
Dollar General Corp.	1,289	120
Dollar Tree, Inc.(1)	1,173	126
Expedia, Inc.	617	74
Foot Locker, Inc.	615	29
Ford Motor Co.(3)	19,352	242
Gap, Inc. (The)	1,031	35
Garmin Ltd.	538	32
General Motors Co.(3)	6,491	266
Genuine Parts Co.	726	69
Goodyear Tire & Rubber Co. (The)	1,180	38
H&R Block, Inc.	971	25
Hanesbrands, Inc.	1,706	36
Harley-Davidson, Inc.	819	42
Hasbro, Inc.	580	53
Hilton Worldwide Holdings, Inc.	1,023	82
Home Depot, Inc. (The)(3)	5,833	1,106
Horton (D.R.), Inc.	1,686	86
Interpublic Group of Cos., Inc. (The)	1,851	37
Kohl’s Corp.	799	43
L Brands, Inc.	1,235	74
Leggett & Platt, Inc.	620	30
Lennar Corp. Class A	1,034	65
LKQ Corp.(1)	1,573	64
Lowe’s Cos., Inc.(3)	4,178	388
Macy’s, Inc.	1,427	36
Marriott International, Inc. Class A	1,548	210
Mattel, Inc.	1,605	25
McDonald’s Corp.(3)	4,008	690
MGM Resorts International	2,568	86
Michael Kors Holdings Ltd.(1)	730	46
Mohawk Industries, Inc.(1)	314	87
Netflix, Inc.(1)	2,136	410
Newell Brands, Inc.	2,423	75
News Corp. Class A	1,791	29
News Corp. Class B	561	9
NIKE, Inc. Class B(3)	6,502	407
Nordstrom, Inc.	521	25
Norwegian Cruise Line Holdings Ltd.(1)	904	48
O’Reilly Automotive, Inc.(1)	436	105
Omnicom Group, Inc.	1,141	83
Priceline Group, Inc. (The)(1)(3)	243	422
PulteGroup, Inc.	1,331	44
PVH Corp.	366	50
Ralph Lauren Corp.	258	27
Ross Stores, Inc.	1,925	154
Royal Caribbean Cruises Ltd.	851	102

	SHARES	VALUE
Consumer Discretionary—continued
Scripps Networks Interactive, Inc. Class A	449	$38
Signet Jewelers Ltd.	308	17
Starbucks Corp.(3)	7,145	410
Tapestry, Inc.	1,434	63
Target Corp.(3)	2,703	176
Tiffany & Co.	505	53
Time Warner, Inc.(3)	3,849	352
TJX Cos., Inc. (The)	3,149	241
Tractor Supply Co.	602	45
TripAdvisor, Inc.(1)	517	18
Twenty-First Century Fox, Inc. Class A(3)	5,207	180
Twenty-First Century Fox, Inc. Class B(3)	2,173	74
Ulta Beauty, Inc.(1)	297	66
Under Armour, Inc. Class A(1)	865	12
Under Armour, Inc. Class C(1)	864	12
VF Corp.	1,617	120
Viacom, Inc. Class B	1,820	56
Walt Disney Co. (The)(3)	7,638	821
Whirlpool Corp.	361	61
Wyndham Worldwide Corp.	490	57
Wynn Resorts Ltd.	405	68
Yum! Brands, Inc.	1,706	139

		13,849

Consumer Staples—7.5%
Altria Group, Inc.(3)	8,592	614
Archer-Daniels-Midland Co.	2,559	103
Brown-Forman Corp. Class B	844	58
Campbell Soup Co.	899	43
Church & Dwight Co., Inc.	1,168	59
Clorox Co. (The)	569	85
Coca-Cola Co. (The)(3)	17,191	789
Colgate-Palmolive Co.(3)	3,935	297
Conagra Brands, Inc.	1,894	71
Constellation Brands, Inc. Class A	776	177
Costco Wholesale Corp.(3)	1,964	365
Coty, Inc. Class A	2,207	44
CVS Health Corp.(3)	4,549	330
Dr. Pepper Snapple Group, Inc.	806	78
Estee Lauder Cos., Inc. (The) Class A	1,003	128
General Mills, Inc.	2,610	155
Hershey Co. (The)	611	69
Hormel Foods Corp.	1,264	46
J.M. Smucker Co. (The)	498	62
Kellogg Co.	1,108	75
Kimberly-Clark Corp.	1,563	189
Kraft Heinz Co.(The)(3)	2,649	206
Kroger Co. (The)	4,044	111
McCormick & Co., Inc.	531	54
Molson Coors Brewing Co. Class B	805	66
Mondelez International, Inc. Class A(3)	6,752	289
Monster Beverage Corp.(1)	1,890	120
PepsiCo, Inc.(3)	6,397	767
Philip Morris International, Inc.(3)	6,955	735
Procter & Gamble Co. (The)(3)	11,420	1,049
Sysco Corp.	2,213	134
Tyson Foods, Inc. Class A	1,279	104
Wal-Mart Stores, Inc.(3)	6,555	647
Walgreens Boots Alliance, Inc.(3)	3,888	282

		8,401

Energy—5.6%
Anadarko Petroleum Corp.	2,509	135

Refer to Footnote Legend on page 56.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Energy—continued
Andeavor	646	$74
Apache Corp.	1,706	72
Baker Hughes a GE Co.	1,917	61
Cabot Oil & Gas Corp.	2,071	59
Chesapeake Energy Corp.(1)	3,499	14
Chevron Corp.(3)	8,486	1,062
Cimarex Energy Co.	427	52
Concho Resources, Inc.(1)(3)	666	100
ConocoPhillips	5,450	299
Devon Energy Corp.	2,354	97
EOG Resources, Inc.	2,586	279
EQT Corp.	1,070	61
Exxon Mobil Corp.(3)	18,976	1,587
Halliburton Co.(3)	3,887	190
Helmerich & Payne, Inc.	486	31
Hess Corp.	1,210	57
Kinder Morgan, Inc.(3)	8,598	155
Marathon Oil Corp.	3,807	64
Marathon Petroleum Corp.	2,267	150
National Oilwell Varco, Inc.	1,702	61
Newfield Exploration Co.(1)	892	28
Noble Energy, Inc.	2,179	64
Occidental Petroleum Corp.(3)	3,424	252
ONEOK, Inc.	1,701	91
Phillips 66	1,924	195
Pioneer Natural Resources Co.	762	132
Range Resources Corp.	1,157	20
Schlumberger Ltd.(3)	6,222	419
TechnipFMC plc	1,967	62
Valero Energy Corp.	1,978	182
Williams Cos., Inc. (The)	3,702	113

		6,218

Financials—15.2%
Affiliated Managers Group, Inc.	282	58
Aflac, Inc.	1,967	173
Allstate Corp. (The)(3)	1,798	188
American Express Co.(3)	3,637	361
American International Group, Inc.(3)	4,479	267
Ameriprise Financial, Inc.	746	126
AON plc	1,266	170
Assurant, Inc.	284	29
Bank of America Corp.(3)	48,644	1,436
Bank of New York Mellon Corp. (The)	5,122	276
BB&T Corp.	4,022	200
Berkshire Hathaway, Inc. Class B(1)(3)	9,539	1,891
BlackRock, Inc.(3)	615	316
Brighthouse Financial, Inc.(1)(3)	489	29
Capital One Financial Corp.(3)	2,407	240
Cboe Global Markets, Inc.	561	70
Charles Schwab Corp. (The)	5,909	303
Chubb Ltd.	2,307	337
Cincinnati Financial Corp.	743	56
Citigroup, Inc.(3)	13,507	1,005
Citizens Financial Group, Inc.	2,492	104
CME Group, Inc.	1,692	247
Comerica, Inc.	875	76
Discover Financial Services	1,853	142
E*TRADE Financial Corp.(1)	1,369	68
Everest Re Group Ltd.	209	46
Fifth Third Bancorp	3,667	111
Franklin Resources, Inc.	1,659	72
Gallagher (Arthur J.) & Co.	897	57

	SHARES	VALUE
Financials—continued
Goldman Sachs Group, Inc. (The)(3)	1,784	$454
Hartford Financial Services Group, Inc. (The)	1,813	102
Huntington Bancshares, Inc.	5,425	79
Intercontinental Exchange, Inc.	2,929	207
Invesco Ltd.	2,025	74
JPMorgan Chase & Co.(3)	17,446	1,866
KeyCorp	5,413	109
Leucadia National Corp.	1,658	44
Lincoln National Corp.	1,103	85
Loews Corp.	1,374	69
M&T Bank Corp.	756	129
Marsh & McLennan Cos., Inc.	2,551	208
MetLife, Inc.(3)	5,269	266
Moody’s Corp.	827	122
Morgan Stanley(3)	7,011	368
Nasdaq, Inc.	583	45
Navient Corp.	1,545	20
Northern Trust Corp.	1,069	107
People’s United Financial, Inc.	1,763	33
PNC Financial Services Group, Inc. (The)	2,376	343
Principal Financial Group, Inc.	1,337	94
Progressive Corp. (The)	2,896	163
Prudential Financial, Inc.	2,125	244
Raymond James Financial, Inc.	639	57
Regions Financial Corp.	5,948	103
S&P Global, Inc.	1,279	217
State Street Corp.	1,861	182
SunTrust Banks, Inc.	2,389	154
Synchrony Financial	3,721	144
T. Rowe Price Group, Inc.	1,196	125
Torchmark Corp.	554	50
Travelers Cos., Inc. (The)	1,373	186
U.S. Bancorp(3)	7,878	422
Unum Group	1,129	62
Wells Fargo & Co.(3)	22,148	1,344
Willis Towers Watson plc	668	101
XL Group Ltd.	1,302	46
Zions Bancorporation	1,027	52

		16,930

Health Care—12.7%
Abbott Laboratories(3)	7,781	444
AbbVie, Inc.(3)	7,139	690
Aetna, Inc.	1,479	267
Agilent Technologies, Inc.	1,461	98
Alexion Pharmaceuticals, Inc.(1)	1,014	121
Align Technology, Inc.(1)	328	73
Allergan plc(3)	1,489	244
AmerisourceBergen Corp.	733	67
Amgen, Inc.(3)	3,268	568
Anthem, Inc.	1,170	263
Baxter International, Inc.	2,278	147
Becton, Dickinson & Co.	1,179	252
Biogen, Inc.(1)(3)	945	301
Boston Scientific Corp.(1)	6,237	155
Bristol-Myers Squibb Co.(3)	7,344	450
Cardinal Health, Inc.	1,438	88
Celgene Corp.(1)(3)	3,504	366
Centene Corp.(1)	784	79
Cerner Corp.(1)	1,432	97
Cigna Corp.	1,119	227
Cooper Cos., Inc. (The)	222	48
Danaher Corp.(3)	2,725	253

Refer to Footnote Legend on page 56.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Health Care—continued
DaVita, Inc.(1)	695	$50
DENTSPLY SIRONA, Inc.	1,024	67
Edwards Lifesciences Corp.(1)	960	108
Eli Lilly & Co.(3)	4,339	366
Envision Healthcare Corp.(1)	612	21
Express Scripts Holding Co.(1)	2,552	191
Gilead Sciences, Inc.(3)	5,848	419
HCA Healthcare, Inc.(1)	1,314	115
Henry Schein, Inc.(1)	684	48
Hologic, Inc.(1)	1,275	55
Humana, Inc.	637	158
IDEXX Laboratories, Inc.(1)	395	62
Illumina, Inc.(1)	664	145
Incyte Corp.(1)	776	74
Intuitive Surgical, Inc.(1)	494	180
IQVIA Holdings, Inc.(1)	679	66
Johnson & Johnson(3)	12,020	1,679
Laboratory Corp. of America Holdings(1)	463	74
McKesson Corp.	956	149
Medtronic plc(3)	6,066	490
Merck & Co., Inc.(3)	12,249	689
Mettler-Toledo International, Inc.(1)	117	73
Mylan NV(1)	2,437	103
Patterson Cos., Inc.	422	15
PerkinElmer, Inc.	500	37
Perrigo Co., plc	603	53
Pfizer, Inc.(3)	26,726	968
Quest Diagnostics, Inc.	601	59
Regeneron Pharmaceuticals, Inc.(1)	349	131
ResMed, Inc.	646	55
Stryker Corp.	1,428	221
Thermo Fisher Scientific, Inc.	1,792	340
UnitedHealth Group, Inc.(3)	4,330	955
Universal Health Services, Inc. Class B	402	46
Varian Medical Systems, Inc.(1)	417	46
Vertex Pharmaceuticals, Inc.(1)	1,146	172
Waters Corp.(1)	361	70
Zimmer Biomet Holdings, Inc.	919	111
Zoetis, Inc.	2,231	161

		14,120

Industrials—9.5%
3M Co.(3)	2,673	629
A.O. Smith Corp.	690	42
Acuity Brands, Inc.	176	31
Alaska Air Group, Inc.	560	41
Allegion plc	446	35
American Airlines Group, Inc.	1,970	102
AMETEK, Inc.	1,049	76
Arconic, Inc.	1,883	51
Boeing Co. (The)(3)	2,488	734
Caterpillar, Inc.(3)	2,647	417
Cintas Corp.	388	60
CSX Corp.	4,063	224
Cummins, Inc.	716	126
Deere & Co.	1,420	222
Delta Air Lines, Inc.	3,028	170
Dover Corp.	708	72
Eaton Corp. plc	2,022	160
Emerson Electric Co.(3)	2,833	197
Equifax, Inc.	547	65
Expeditors International of Washington, Inc.	821	53
Fastenal Co.	1,309	72

	SHARES	VALUE
Industrials—continued
FedEx Corp.(3)	1,101	$275
Flowserve Corp.	612	26
Fluor Corp.	636	33
Fortive Corp.	1,386	100
Fortune Brands Home & Security, Inc.	700	48
General Dynamics Corp.(3)	1,240	252
General Electric Co.(3)	38,773	677
Harris Corp.	592	84
Honeywell International, Inc.(3)	3,414	524
Hunt (JB) Transport Services, Inc.	402	46
IHS Markit Ltd.(1)	1,651	75
Illinois Tool Works, Inc.	1,377	230
Ingersoll-Rand plc	1,153	103
Jacobs Engineering Group, Inc.	564	37
Johnson Controls International plc	4,238	162
Kansas City Southern	479	50
L3 Technologies, Inc.	356	70
Lockheed Martin Corp.(3)	1,122	360
Masco Corp.	1,448	64
Nielsen Holdings plc	1,527	56
Norfolk Southern Corp.	1,274	185
Northrop Grumman Corp.	775	238
PACCAR, Inc.	1,597	114
Parker-Hannifin Corp.	605	121
Pentair plc	713	50
Quanta Services, Inc.(1)	694	27
Raytheon Co.(3)	1,292	243
Republic Services, Inc.	1,041	70
Robert Half International, Inc.	574	32
Robinson (C.H.) Worldwide, Inc.	638	57
Rockwell Automation, Inc.	583	114
Rockwell Collins, Inc.	738	100
Roper Technologies, Inc.	465	120
Snap-on, Inc.	272	47
Southwest Airlines Co.	2,503	164
Stanley Black & Decker, Inc.	696	118
Stericycle, Inc.(1)	400	27
Textron, Inc.	1,203	68
TransDigm Group, Inc.	219	60
Union Pacific Corp.(3)	3,584	481
United Continental Holdings, Inc.(1)	1,175	79
United Parcel Service, Inc. Class B(3)	3,085	368
United Rentals, Inc.(1)	384	66
United Technologies Corp.(3)	3,327	424
Verisk Analytics, Inc.(1)	706	68
W.W. Grainger, Inc.	239	56
Waste Management, Inc.	1,840	159
Xylem, Inc.	816	56

		10,563

Information Technology—24.0%
Accenture plc Class A(3)	3,042	466
Activision Blizzard, Inc.	3,724	236
Adobe Systems, Inc.(1)	2,430	426
Advanced Micro Devices, Inc.(1)	4,028	41
Akamai Technologies, Inc.(1)	804	52
Alliance Data Systems Corp.	239	61
Alphabet, Inc. Class A(1)(3)	1,466	1,544
Alphabet, Inc. Class C(1)(3)	1,485	1,554
Amphenol Corp. Class A	1,513	133
Analog Devices, Inc.	1,809	161
ANSYS, Inc.(1)	434	64
Apple, Inc.(3)	25,409	4,300

Refer to Footnote Legend on page 56.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Information Technology—continued
Applied Materials, Inc.	5,257	$269
Autodesk, Inc.(1)	1,087	114
Automatic Data Processing, Inc.	2,187	256
Broadcom Ltd.	2,002	514
CA, Inc.	1,618	54
Cadence Design Systems, Inc.(1)	1,383	58
Cisco Systems, Inc.(3)	24,606	942
Citrix Systems, Inc.(1)	714	63
Cognizant Technology Solutions Corp. Class A	2,933	208
Corning, Inc.	4,399	141
CSRA, Inc.	759	23
DXC Technology Co.	1,395	132
eBay, Inc.(1)	4,907	185
Electronic Arts, Inc.(1)	1,544	162
F5 Networks, Inc.(1)	296	39
Facebook, Inc. Class A(1)(3)	11,660	2,058
Fidelity National Information Services, Inc.	1,647	155
Fiserv, Inc.(1)	1,052	138
FLIR Systems, Inc.	710	33
Gartner, Inc.(1)	464	57
Global Payments, Inc.	734	74
Hewlett Packard Enterprise Co.	8,195	118
HP, Inc.	8,150	171
Intel Corp.(3)	23,124	1,067
International Business Machines Corp.(3)	4,265	654
Intuit, Inc.	1,215	192
Juniper Networks, Inc.	1,801	51
KLA-Tencor Corp.	759	80
Lam Research Corp.	798	147
Mastercard, Inc. Class A(3)	4,596	696
Microchip Technology, Inc.	1,124	99
Micron Technology, Inc.(1)	5,502	226
Microsoft Corp.(3)	37,890	3,241
Motorola Solutions, Inc.	788	71
NetApp, Inc.	1,308	72
NVIDIA Corp.	2,958	572
Oracle Corp.(3)	14,862	703
Paychex, Inc.	1,563	106
PayPal Holdings, Inc.(1)(3)	5,568	410
Qorvo, Inc.(1)	658	44
QUALCOMM, Inc.(3)	7,273	466
Red Hat, Inc.(1)	870	104
salesforce.com, Inc.(1)	3,362	344
Seagate Technology plc	1,388	58
Skyworks Solutions, Inc.	906	86
Symantec Corp.	2,990	84
Synopsys, Inc.(1)	712	61
TE Connectivity Ltd.	1,767	168
Texas Instruments, Inc.(3)	4,875	509
Total System Services, Inc.	856	68
VeriSign, Inc.(1)	410	47
Visa, Inc. Class A(3)	9,003	1,027
Western Digital Corp.	1,439	114
Western Union Co. (The)	2,176	41
Xerox Corp.	1,103	32
Xilinx, Inc.	1,203	81

		26,723

Materials—2.7%
Air Products & Chemicals, Inc.	976	160
Albemarle Corp.	495	63
Avery Dennison Corp.	396	46
Ball Corp.	1,575	60
CF Industries Holdings, Inc.	1,045	45

	SHARES	VALUE
Materials—continued
DowDuPont, Inc.(3)	10,449	$744
Eastman Chemical Co.	649	60
Ecolab, Inc.	1,166	156
FMC Corp.	601	57
Freeport-McMoRan, Inc.(1)	6,026	114
International Flavors & Fragrances, Inc.	354	54
International Paper Co.	1,849	107
LyondellBasell Industries N.V. Class A	1,453	160
Martin Marietta Materials, Inc.	281	62
Monsanto Co.(3)	1,967	230
Mosaic Co. (The)	1,572	40
Newmont Mining Corp.	2,388	90
Nucor Corp.	1,430	91
Packaging Corp. of America	423	51
PPG Industries, Inc.	1,149	134
Praxair, Inc.	1,281	198
Sealed Air Corp.	808	40
Sherwin-Williams Co. (The)	368	151
Vulcan Materials Co.	592	76
WestRock Co.	1,137	72

		3,061

Real Estate—2.7%
Alexandria Real Estate Equities, Inc.	420	55
American Tower Corp.	1,922	274
Apartment Investment & Management Co. Class A	704	31
AvalonBay Communities, Inc.	620	111
Boston Properties, Inc.	692	90
CBRE Group, Inc. Class A(1)	1,349	58
Crown Castle International Corp.	1,819	202
Digital Realty Trust, Inc.	918	105
Duke Realty Corp.	1,596	43
Equinix, Inc.	350	159
Equity Residential	1,648	105
Essex Property Trust, Inc.	296	71
Extra Space Storage, Inc.	565	49
Federal Realty Investment Trust	324	43
GGP, Inc.	2,721	64
HCP, Inc.	2,104	55
Host Hotels & Resorts, Inc.	3,320	66
Iron Mountain, Inc.	1,152	43
Kimco Realty Corp.	1,910	35
Macerich Co. (The)	471	31
Mid-America Apartment Communities, Inc.	510	51
Prologis, Inc.	2,386	154
Public Storage	671	140
Realty Income Corp.	1,230	70
Regency Centers Corp.	664	46
SBA Communications, Corp.(1)	540	88
Simon Property Group, Inc.(3)	1,392	239
SL Green Realty Corp.	444	45
UDR, Inc.	1,200	46
Ventas, Inc.	1,598	96
Vornado Realty Trust	774	61
Welltower, Inc.	1,655	106
Weyerhaeuser Co.	3,378	119

		2,951

Telecommunication Services—2.1%
AT&T, Inc.(3)	30,205	1,174
CenturyLink, Inc.	4,853	81
Verizon Communications, Inc.(3)	19,757	1,046

		2,301

Refer to Footnote Legend on page 56.

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Utilities—2.7%
AES Corp.	3,093	$33
Alliant Energy Corp.	1,037	44
Ameren Corp.	1,089	64
American Electric Power Co., Inc.	2,207	162
American Water Works Co., Inc.	800	73
CenterPoint Energy, Inc.	1,934	55
CMS Energy Corp.	1,265	60
Consolidated Edison, Inc.	1,390	118
Dominion Energy, Inc.	2,878	233
DTE Energy Co.	805	88
Duke Energy Corp.(3)	3,134	264
Edison International	1,462	92
Entergy Corp.	805	66
Eversource Energy	1,422	90
Exelon Corp.(3)	4,308	170
FirstEnergy Corp.	1,993	61
NextEra Energy, Inc.(3)	2,097	328
NiSource, Inc.	1,462	38
NRG Energy, Inc.	1,286	37
PG&E Corp.	2,301	103
Pinnacle West Capital Corp.	501	43
PPL Corp.	3,065	95
Public Service Enterprise Group, Inc.	2,270	117
SCANA Corp.	641	25
Sempra Energy	1,126	120
Southern Co. (The)(3)	4,476	215
WEC Energy Group, Inc.	1,416	94
Xcel Energy, Inc.	2,278	110

		2,998
TOTAL COMMON STOCKS
(Identified Cost $96,474)		108,115

EXCHANGE-TRADED FUND(2)—1.5%
Powershares S&P 500 High Beta Port ETF	40,511	1,721
TOTAL EXCHANGE-TRADED FUND
(Identified Cost $1,641)		1,721
TOTAL LONG TERM INVESTMENTS—98.6%
(Identified Cost $98,115)		109,836

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.1%

PURCHASED OPTIONS—0.1%

(see open purchased options schedule)
TOTAL PURCHASED OPTIONS—0.1%
(Premiums Paid $126)		$88

Money Market Mutual Fund(2)—1.0%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	1,074,908	1,075
TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,201)		1,163
TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—99.7%
(Identified Cost $99,316)		110,999

WRITTEN OPTIONS—(0.2)%

(see open written options schedule)
TOTAL WRITTEN OPTIONS—(0.2)%
(Premiums Received $237)		(161)
TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—99.5%
(Identified Cost $99,079)		110,838
Other assets and liabilities, net—0.5%		548

NET ASSETS—100.0%		$111,386

Abbreviation:

ETF	Exchange-Traded Fund

Footnote Legend:

(1)	Non-income producing.
(2)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(3)	All or a portion of the security is segregated as collateral for written options.

Open Purchased Options contracts as of December 31, 2017, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	219	$61,320	$2,800	1/2/2018	$—
S&P 500® Index	110	30,690	2,790	1/3/2018	—
S&P 500® Index	147	40,866	2,780	1/5/2018	1
S&P 500® Index	110	30,580	2,780	1/8/2018	1
S&P 500® Index	110	30,580	2,780	1/10/2018	—
S&P 500® Index	110	30,635	2,785	1/12/2018	1

Put Options
S&P 500® Index	219	56,393	2,575	1/2/2018	7
S&P 500® Index	110	28,215	2,565	1/3/2018	7
S&P 500® Index	147	37,706	2,565	1/5/2018	11
S&P 500® Index	110	28,270	2,570	1/8/2018	12
S&P 500® Index	110	28,215	2,565	1/10/2018	21
S&P 500® Index	110	28,160	2,560	1/12/2018	27

Total Purchased Options					$88

See Notes to Financial Statements

VIRTUS RAMPART ENHANCED CORE EQUITY SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

Open Written Options contracts as of December 31, 2017, were as follows:

Description of Options	Number of Contracts	Contract Notional Amount	Strike Price(1)	Expiration Date	Value
Call Options
S&P 500® Index	219	$60,335	$2,755	1/2/2018	$—
S&P 500® Index	110	30,140	2,740	1/3/2018	—
S&P 500® Index	147	40,131	2,730	1/5/2018	(2)
S&P 500® Index	110	30,030	2,730	1/8/2018	(3)
S&P 500® Index	110	30,030	2,730	1/10/2018	(5)
S&P 500® Index	110	30,085	2,735	1/12/2018	(3)

Put Options
S&P 500® Index	219	57,488	2,625	1/2/2018	(13)
S&P 500® Index	110	28,765	2,615	1/3/2018	(9)
S&P 500® Index	147	38,441	2,615	1/5/2018	(24)
S&P 500® Index	110	28,820	2,620	1/8/2018	(24)
S&P 500® Index	110	28,765	2,615	1/10/2018	(30)
S&P 500® Index	110	28,710	2,610	1/12/2018	(48)

Total Written Options					$(161)

Footnote Legend:

(1)	Strike price not reported in thousands.

The following table provides a summary of inputs used to value the Series’ investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$108,115	$108,115	$—
Exchange-Traded Fund	1,721	1,721	—
Purchased Options	88	88	—	(a)
Short-Term Investment	1,075	1,075	—

Total Investments before Written Options	$110,999	$110,999	$—	(a)

Written Options	(161)	(161)	—	(a)

Total Investments Net of Written Options	$110,838	$110,838	$—	(a)

There were no securities valued using significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

(a)	Purchased and written options valued at zero above are considered to be Level 2 investments in this table.

See Notes to Financial Statements

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.1%

Consumer Discretionary—19.4%
Amazon.com, Inc.(1)	36	$42
Aptiv plc	403	34
Best Buy Co., Inc.	987	68
BorgWarner, Inc.	299	15
Carnival Corp.	192	13
Charter Communications, Inc. Class A(1)	47	16
Chipotle Mexican Grill, Inc.(1)	5	1
Comcast Corp. Class A	1,090	44
Darden Restaurants, Inc.	27	3
Delphi Technologies plc(1)	134	7
DISH Network Corp. Class A(1)	53	3
Expedia, Inc.	11	1
Garmin Ltd.	947	56
H&R Block, Inc.	2,246	59
Hilton Worldwide Holdings, Inc.	96	8
Home Depot, Inc. (The)	246	47
Horton (D.R.), Inc.	506	26
Leggett & Platt, Inc.	321	15
Lennar Corp. Class A	302	19
Lowe’s Cos., Inc.	176	16
Marriott International, Inc. Class A	147	20
McDonald’s Corp.	177	30
MGM Resorts International	1,004	34
Mohawk Industries, Inc.(1)	153	42
Netflix, Inc.(1)	39	7
Norwegian Cruise Line Holdings Ltd.(1)	84	4
Priceline Group, Inc. (The)(1)	4	7
PulteGroup, Inc.	412	14
Royal Caribbean Cruises Ltd.	81	10
Starbucks Corp.	315	18
TripAdvisor, Inc.(1)	10	—	(2)
Wyndham Worldwide Corp.	48	6
Wynn Resorts Ltd.	155	26
Yum! Brands, Inc.	75	6

		717

Consumer Staples—5.0%
Altria Group, Inc.	389	28
Brown-Forman Corp. Class B	234	16
Constellation Brands, Inc. Class A	206	47
Philip Morris International, Inc.	315	33
Sysco Corp.	1,019	62

		186

Energy—1.7%
Andeavor	67	8
Marathon Petroleum Corp.	235	15
Phillips 66	199	20
Valero Energy Corp.	205	19

		62

Financials—12.8%
Affiliated Managers Group, Inc.	12	3
Aflac, Inc.	113	10
Allstate Corp. (The)	108	11
Ameriprise Financial, Inc.	33	6
AON plc	133	18
Bank of America Corp.	485	14
Bank of New York Mellon Corp. (The)	230	12
BB&T Corp.	162	8

	SHARES	VALUE
Financials—continued
Berkshire Hathaway, Inc. Class B(1)	298	$59
BlackRock, Inc.	28	14
Brighthouse Financial, Inc.(1)	27	2
Charles Schwab Corp. (The)	286	15
Chubb Ltd.	139	20
Cincinnati Financial Corp.	44	3
Citigroup, Inc.	135	10
Citizens Financial Group, Inc.	101	4
Comerica, Inc.	35	3
E*Trade Financial Corp.(1)	66	3
Fifth Third Bancorp	148	5
Franklin Resources, Inc.	73	3
Gallagher (Arthur J.) & Co.	94	6
Goldman Sachs Group, Inc. (The)	86	22
Huntington Bancshares, Inc.	219	3
Invesco Ltd.	90	3
JPMorgan Chase & Co.	174	19
KeyCorp	218	4
Leucadia National Corp.	49	1
Lincoln National Corp.	63	5
M&T Bank Corp.	31	5
Marsh & McLennan Cos., Inc.	269	22
MetLife, Inc.	305	15
Morgan Stanley	340	18
Northern Trust Corp.	48	5
People’s United Financial, Inc.	69	1
PNC Financial Services Group, Inc. (The)	96	14
Principal Financial Group, Inc.	77	6
Progressive Corp. (The)	173	10
Prudential Financial, Inc.	122	14
Raymond James Financial, Inc.	31	3
Regions Financial Corp.	240	4
State Street Corp.	83	8
SunTrust Banks, Inc.	96	6
T. Rowe Price Group, Inc.	53	6
Torchmark Corp.	31	3
Travelers Cos., Inc. (The)	82	11
U.S. Bancorp	79	4
Unum Group	65	4
Wells Fargo & Co.	221	13
Willis Towers Watson plc	70	11
XL Group Ltd.	77	3
Zions Bancorporation	41	2

		474

Health Care—6.1%
Abbott Laboratories	169	10
Aetna, Inc.	43	8
Agilent Technologies, Inc.	100	7
Align Technology, Inc.(1)	92	20
Anthem, Inc.	34	8
Baxter International, Inc.	49	3
Becton, Dickinson & Co.	26	5
Boston Scientific Corp.(1)	134	3
Centene Corp.(1)	23	2
Cigna Corp.	33	7
Cooper Cos., Inc. (The)	62	14
Danaher Corp.	60	6
DENTSPLY SIRONA, Inc.	293	19
Edwards Lifesciences Corp.(1)	21	2
Hologic, Inc.(1)	27	1
Humana, Inc.	19	5
IDEXX Laboratories, Inc.(1)	9	1

Refer to Footnote Legend on page 60.

See Notes to Financial Statements

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Health Care—continued
Illumina, Inc.(1)	46	$10
Intuitive Surgical, Inc.(1)	11	4
Iqvia Holdings, Inc.(1)	47	5
Medtronic plc	132	11
Mettler-Toledo International, Inc.(1)	8	5
PerkinElmer, Inc.	34	2
ResMed, Inc.	14	1
Stryker Corp.	31	5
Thermo Fisher Scientific, Inc.	125	24
UnitedHealth Group, Inc.	126	28
Varian Medical Systems, Inc.(1)	9	1
Waters Corp.(1)	25	5
Zimmer Biomet Holdings, Inc.	20	2

		224

Industrials—16.3%
A.O. Smith Corp.	112	7
Allegion plc	73	6
Arconic, Inc.	44	1
Boeing Co. (The)	58	17
Caterpillar, Inc.	258	41
Cintas Corp.	373	58
CSX Corp.	263	14
Cummins, Inc.	69	12
Deere & Co.	392	61
Dover Corp.	45	5
Expeditors International of Washington, Inc.	65	4
FedEx Corp.	88	22
Flowserve Corp.	38	2
Fortive Corp.	88	6
Fortune Brands Home & Security, Inc.	118	8
General Dynamics Corp.	29	6
Hunt (JB) Transport Services, Inc.	529	61
Illinois Tool Works, Inc.	90	15
Ingersoll-Rand plc	73	7
Johnson Controls International plc	716	27
Kansas City Southern	30	3
L3 Technologies, Inc.	8	2
Lockheed Martin Corp.	26	8
Masco Corp.	245	11
Norfolk Southern Corp.	83	12
Northrop Grumman Corp.	18	6
PACCAR, Inc.	154	11
Parker-Hannifin Corp.	39	8
Pentair plc	48	3
Raytheon Co.	30	6
Republic Services, Inc.	250	17
Robinson (C.H.) Worldwide, Inc.	50	4
Rockwell Collins, Inc.	17	2
Snap-on, Inc.	17	3
Stanley Black & Decker, Inc.	44	7
Stericycle, Inc.(1)	93	6
Textron, Inc.	27	2
TransDigm Group, Inc.	5	1
Union Pacific Corp.	231	31
United Parcel Service, Inc. Class B	246	29
United Technologies Corp.	77	10
Waste Management, Inc.	442	38
Xylem, Inc.	52	4

		604

Information Technology—17.4%
Activision Blizzard, Inc.	555	35

	SHARES	VALUE
Information Technology—continued
Adobe Systems, Inc.(1)	106	$18
Advanced Micro Devices, Inc.(1)	60	1
Akamai Technologies, Inc.(1)	9	1
Alliance Data Systems Corp.	5	1
Alphabet, Inc. Class A(1)	16	17
Alphabet, Inc. Class C(1)	16	17
Amphenol Corp. Class A	316	28
Analog Devices, Inc.	27	2
ANSYS, Inc.(1)	18	3
Apple, Inc.	303	51
Applied Materials, Inc.	606	31
Autodesk, Inc.(1)	47	5
Automatic Data Processing, Inc.	43	5
Broadcom Ltd.	30	8
CA, Inc.	22	1
Cadence Design Systems, Inc.(1)	60	2
Citrix Systems, Inc.(1)	31	3
Corning, Inc.	933	30
eBay, Inc.(1)	54	2
Electronic Arts, Inc.(1)	227	24
Facebook, Inc. Class A(1)	128	23
Fidelity National Information Services, Inc.	32	3
Fiserv, Inc.(1)	20	3
FLIR Systems, Inc.	1,262	59
Global Payments, Inc.	15	1
Hewlett Packard Enterprise Co.	96	1
HP, Inc.	98	2
Intel Corp.	349	16
Intuit, Inc.	52	8
KLA-Tencor Corp.	89	9
Lam Research Corp.	92	17
Mastercard, Inc. Class A	90	14
Microchip Technology, Inc.	17	1
Micron Technology, Inc.(1)	83	3
Microsoft Corp.	535	46
NetApp, Inc.	16	1
NVIDIA Corp.	45	9
Oracle Corp.	210	10
Paychex, Inc.	31	2
PayPal Holdings, Inc.(1)	109	8
Qorvo, Inc.(1)	9	1
QUALCOMM, Inc.	110	7
Red Hat, Inc.(1)	12	1
salesforce.com, Inc.(1)	146	15
Seagate Technology plc	17	1
Skyworks Solutions, Inc.	14	1
Symantec Corp.	43	1
Synopsys, Inc.(1)	32	3
TE Connectivity Ltd.	623	59
Texas Instruments, Inc.	73	8
Total System Services, Inc.	16	1
VeriSign, Inc.(1)	5	1
Visa, Inc. Class A	176	20
Western Digital Corp.	17	1
Western Union Co. (The)	45	1
Xerox Corp.	13	—	(2)
Xilinx, Inc.	18	1

		643

Materials—9.9%
Albemarle Corp.	52	7
Avery Dennison Corp.	75	9
DowDuPont, Inc.	757	54

Refer to Footnote Legend on page 60.

See Notes to Financial Statements

VIRTUS RAMPART EQUITY TREND SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Materials—continued
Eastman Chemical Co.	47	$4
Ecolab, Inc.	122	16
International Flavors & Fragrances, Inc.	37	6
International Paper Co.	351	20
LyondellBasell Industries N.V. Class A	562	62
Martin Marietta Materials, Inc.	124	27
Nucor Corp.	1,023	65
Packaging Corp. of America	80	10
PPG Industries, Inc.	120	14
Sealed Air Corp.	153	7
Sherwin-Williams Co. (The)	39	16
Vulcan Materials Co.	262	34
WestRock Co.	216	14

		365

Real Estate—6.3%
American Tower Corp.	94	13
CBRE Group, Inc. Class A(1)	1,356	59
Crown Castle International Corp.	89	10
Digital Realty Trust, Inc.	45	5
Duke Realty Corp.	462	13
Equinix, Inc.	17	8
Extra Space Storage, Inc.	28	2
Host Hotels & Resorts, Inc.	2,971	59
Iron Mountain, Inc.	58	2
Prologis, Inc.	691	45
Public Storage	33	7
SBA Communications, Corp.(1)	26	4
Weyerhaeuser Co.	165	6

		233

Utilities—3.2%
AES Corp.	2,538	27
American Water Works Co., Inc.	641	59
NRG Energy, Inc.	1,156	33

		119
TOTAL COMMON STOCKS
(Identified Cost $2,776)		3,627
TOTAL LONG TERM INVESTMENTS—98.1%
(Identified Cost $2,776)		3,627

SHORT-TERM INVESTMENT—2.2%

Money Market Mutual Fund—2.2%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)(3)	83,198	83
TOTAL SHORT-TERM INVESTMENT
(Identified Cost $83)		83
TOTAL INVESTMENTS—100.3%
(Identified Cost $2,859)		3,710
Other assets and liabilities, net—(0.3)%		(12)

NET ASSETS—100.0%		$3,698

Footnote Legend:

(1)	Non-income producing.
(2)	Amount is less than $500.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings† (unaudited)
United States	94%
Switzerland	2
United Kingdom	2
Ireland	2
Total	100%
† % of total investments as of December 31, 2017

The following table provides a summary of inputs used to value the Series’ investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,627	$3,627
Short-Term Investment	83	83

Total Investments	$3,710	$3,710

There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2017.

There were no transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—2.1%
U.S. Treasury Bond 2.500%, 2/15/46	$1,837		$1,746
U.S. Treasury Note 1.125%, 2/28/19	182		180
1.375%, 4/30/20	75		74
1.625%, 2/15/26	38		36
TOTAL U.S. GOVERNMENT SECURITIES
(Identified Cost $2,043)			2,036

MUNICIPAL BONDS—1.6%

California—0.8%
San Diego County Regional Airport Authority Rental Car Center Project Series B – Taxable 5.594%, 7/1/43	275		307
State of California, Build America Bonds Taxable 7.600%, 11/1/40	265		423

			730

New York—0.4%
Port Authority of New York & New Jersey, Consolidated Bonds Revenue 5.000%, 4/15/57	335		392

Texas—0.2%
State of Texas 3.011%, 10/1/26	200		203

Virginia—0.2%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	210		189
TOTAL MUNICIPAL BONDS
(Identified Cost $1,486)			1,514

FOREIGN GOVERNMENT SECURITIES—0.7%
Argentine Republic 7.625%, 4/22/46	150		169
Bolivarian Republic of Venezuela 9.375%, 1/13/34(8)	65		13
Kingdom of Abu Dhabi 144A 2.500%, 10/11/22(3)	200		196
Republic of Chile 5.500%, 8/5/20	52,000	CLP	88
Russian Federation 144A 7.850%, 3/10/18(3)	5,000	RUB	87
United Mexican States
Series M, 6.500%, 6/9/22	925	MXN	45
4.750%, 3/8/44	54		55
TOTAL FOREIGN GOVERNMENT SECURITIES
(Identified Cost $772)			653

MORTGAGE-BACKED SECURITIES—8.9%

Agency—3.5%
FHLMC 3.500%, 4/1/46	140		144
FNMA 4.000%, 6/1/20	7		7
4.500%, 7/1/20	1		1
6.500%, 10/1/31	3		3
6.000%, 9/1/32	8		9

	PAR VALUE	VALUE
Agency—continued
5.000%, 10/1/35	$26	$29
6.000%, 9/1/36	1	1
5.500%, 4/1/37	7	8
5.500%, 7/1/37	23	25
6.000%, 10/1/37	7	8
5.000%, 6/1/38	19	21
5.500%, 6/1/38	3	3
5.500%, 6/1/38	4	4
5.500%, 11/1/38	14	15
4.000%, 1/1/39	43	45
5.000%, 1/1/39	6	6
6.000%, 1/1/39	10	11
4.500%, 3/1/39	11	12
5.000%, 3/1/39	10	11
6.000%, 3/1/39	5	6
4.500%, 4/1/39	81	88
4.000%, 5/1/39	75	79
4.500%, 2/1/40	59	63
4.000%, 10/1/40	120	126
4.500%, 4/1/41	126	135
4.000%, 7/1/41	88	92
3.500%, 1/1/42	62	64
3.500%, 4/1/42	252	260
3.500%, 12/1/42	154	159
3.000%, 7/1/43	177	178
4.000%, 10/1/44	247	258
3.500%, 9/1/45	154	158
3.500%, 1/1/46	77	79
4.000%, 1/1/46	216	226
3.000%, 6/1/46	145	146
3.000%, 7/1/46	81	81
3.500%, 1/1/47	79	81
4.000%, 4/1/47	46	48
3.500%, 7/1/47	176	181
3.500%, 7/1/47	135	139
4.000%, 7/1/47	157	164
4.000%, 8/1/47	169	177
GNMA 6.500%, 11/15/23	21	23
6.500%, 12/15/23	1	1
6.500%, 2/15/24	15	17
6.500%, 11/15/31	18	20
6.500%, 2/15/32	21	23

		3,435

Non-Agency—5.4%
American Homes 4 Rent Trust 2015-SFR2, C 144A, 4.691%, 10/17/45(3)	110	117
2015-SFR1, A 144A, 3.467%, 4/17/52(3)	105	107
Ameriquest Mortgage Securities, Inc. 2003-AR3, M4, (5.850% minus 1 month LIBOR) 4.593%, 6/25/33(2)	148	147
AMSR Trust 2016-SFR1, C 144A, (1 month LIBOR + 2.250%) 3.741%, 11/17/33(2)(3)	100	101
Aventura Mall Trust 2013-AVM, C 144A 3.743%, 12/5/32(2)(3)	300	305
Bank of America (Merrill Lynch) Commercial Mortgage Securities Trust 2015-200P, A 144A 3.218%, 4/14/33(3)	100	101
Bayview Opportunity Master Fund IVa Trust 2016-SPL1, B1 144A, 4.250%, 4/28/55(3)	100	103
2017-SPL1, B1 144A, 4.250%, 10/28/64(2)(3)	100	102

Refer to Footnote Legend on page 68.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—continued
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(2)(3)	$100	$103
CIT Home Equity Loan Trust 2003-1, A5 5.480%, 7/20/34(2)	171	174
Citigroup Commercial Mortgage Trust 2016-SMPL, A 144A 2.228%, 9/10/31(3)	100	98
Citigroup Mortgage Loan Trust, Inc. 2004-NCM2, 2CB2, 6.750%, 8/25/34	61	65
2014-A, A 144A, 4.000%, 1/25/35(2)(3)	45	47
2015-A, A1 144A, 3.500%, 6/25/58(2)(3)	69	70
Cold Storage Trust 2017-ICE3, A 144A, (1 month LIBOR + 1.000%) 2.477%, 4/15/36(2)(3)	115	115
Colony Multi-Family Mortgage Trust 2014-1, A 144A 2.543%, 4/20/50(3)	28	28
Colony Starwood Homes Trust 2016-2A, C 144A, (1 month LIBOR + 2.150%) 3.627%, 12/17/33(2)(3)	100	100
Credit Suisse Mortgage Capital Trust 2013-HYB1, A16 144A 3.006%, 4/25/43(2)(3)	37	37
GAHR Commercial Mortgage Trust 2015-NRF, CFX 144A 3.382%, 12/15/34(2)(3)	100	101
Galton Funding Mortgage Trust 2017-1, A21 144A 3.500%, 7/25/56(2)(3)	75	76
GMAC Mortgage Corp. Loan Trust 2004-AR1, 12A 3.979%, 6/25/34(2)	30	31
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(3)	100	103
GSAA Home Equity Trust 2005-12, AF3W 4.999%, 9/25/35(2)	29	30
IMC Home Equity Loan Trust 1997-5, A9 7.310%, 11/20/28	67	67
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 2004-1, 21A1 3.396%, 4/25/34(2)	39	40
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust 2003-AR6, A1, 3.227%, 6/25/33(2)	44	45
2003-AR4, 2A1, 3.045%, 8/25/33(2)	62	62
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C22, A4, 3.801%, 9/15/47	150	157
2007-LDPX, AM, 5.464%, 1/15/49(2)	28	28
JPMorgan Chase Mortgage Trust 2014-2, 2A2 144A, 3.500%, 6/25/29(2)(3)	50	51
2016-1, M2 144A, 3.750%, 4/25/45(2)(3)	73	74
2016-2, M2 144A, 3.750%, 12/25/45(2)(3)	80	81
2011-C4, A4 144A, 4.388%, 7/15/46(3)	225	236
JPMorgan Mortgage Trust 2017-5, A1 144A, 3.188%, 10/26/48(2)(3)	175	177
2017-4, A3 144A, 3.500%, 11/25/48(2)(3)	97	98
MASTR Alternative Loan Trust 2003-8, 2A1 5.750%, 11/25/33	101	104
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(2)(3)	55	57
MetLife Securitization Trust 2017-1A, M1 144A 3.601%, 4/25/55(2)(3)	100	103
Morgan Stanley – Bank of America (Merrill Lynch) Trust 2015-C22, AS 3.561%, 4/15/48	225	226
New Residential Mortgage Loan Trust 2014-1A, A 144A, 3.750%, 1/25/54(2)(3)	78	80
2015-2A, A1 144A, 3.750%, 8/25/55(2)(3)	66	67

	PAR VALUE	VALUE
Non-Agency—continued
2016-1A, A1 144A, 3.750%, 3/25/56(2)(3)	$62	$63
2016-3A, A1 144A, 3.750%, 9/25/56(2)(3)	76	78
2016-4A, B1A 144A, 4.500%, 11/25/56(2)(3)	96	102
NovaStar Mortgage Funding Trust Series 2004-4, M5, (1 month LIBOR + 1.725%) 3.277%, 3/25/35(2)	116	116
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(3)	100	103
Residential Asset Mortgage Products Trust 2005-SL2, A4 7.500%, 2/25/32	47	44
Structured Adjustable Rate Mortgage Loan Trust 2004-1, 6A 3.579%, 2/25/34(2)	89	87
Towd Point Mortgage Trust 2015-1, A2 144A, 3.250%, 10/25/53(2)(3)	100	101
2015-6, M1 144A, 3.750%, 4/25/55(2)(3)	100	104
2015-5, A2 144A, 3.500%, 5/25/55(2)(3)	100	103
2016-4, A1 144A, 2.250%, 7/25/56(2)(3)	74	73
2015-2, 1M1 144A, 3.250%, 11/25/60(2)(3)	145	147
Wells Fargo Commercial Mortgage Trust 2015-LC20, B 3.719%, 4/15/50	50	50

		5,185
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $8,510)		8,620

ASSET-BACKED SECURITIES—2.5%

Auto Floor Plan—0.1%
Navistar Financial Dealer Note Master Owner Trust II 2016-1, B 144A, (1 month LIBOR + 1.750%) 3.302%, 9/27/21(2)(3)	165	166

		166

Automobiles—1.3%
American Credit Acceptance Receivables Trust 2017-2, C 144A 2.860%, 6/12/23(3)	95	95
Avis Budget Rental Car Funding LLC 2015-2A, A 144A 2.630%, 12/20/21(3)	180	180
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(3)	90	90
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(3)	57	56
DT Auto Owner Trust 2016-4A, C 144A 2.740%, 10/17/22(3)	125	125
Exeter Automobile Receivables Trust 2015-1A, C 144A, 4.100%, 12/15/20(3)	135	137
2014-3A, D 144A, 5.690%, 4/15/21(3)	115	118
Flagship Credit Auto Trust 2016-1, A 144A 2.770%, 12/15/20(3)	47	47
GLS Auto Receivables Trust 2017-1A, B 144A 2.980%, 12/15/21(3)	115	115
TCF Auto Receivables Owner Trust 2014-1A, C 144A 3.120%, 4/15/21(3)	165	165
Westlake Automobile Receivables Trust 2017-2A, C 144A 2.590%, 12/15/22(3)	110	109

		1,237

Home Equity Loans—0.0%
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2001-SB1, A2 3.375%, 8/25/31	46	45

		45

Refer to Footnote Legend on page 68.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Other—0.7%
BXG Receivables Note Trust 2012-A, A 144A 2.660%, 12/2/27(3)	$33	$32
Dell Equipment Finance Trust 2017-2, A3 144A 2.190%, 10/24/22(3)	100	100
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(3)	92	91
Mariner Finance Issuance Trust 2017-AA, A 144A 3.620%, 2/20/29(3)	100	101
MVW Owner Trust 2017-1A, A 144A 2.420%, 12/20/34(3)	106	105
OneMain Financial Issuance Trust 2015-1A, A 144A 3.190%, 3/18/26(3)	125	126
Prosper Marketplace Issuance Trust 2017-2A, B 144A 3.480%, 9/15/23(3)	100	100

		655

Student Loans—0.4%
Earnest Student Loan Program LLC 2017-A, A2 144A 2.650%, 1/25/41(3)	85	84
Laurel Road Prime Student Loan Trust 2017-B, A2FX 144A 2.770%, 8/25/42(3)	110	109
Sofi Professional Loan Program LLC 2017-E, A2B 144A 2.720%, 11/26/40(3)	110	110
Sofi Professional Loan Program LLC 2016-A, A2 144A 2.760%, 12/26/36(3)	60	60

		363
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $2,467)		2,466

CORPORATE BONDS AND NOTES—18.3%

Consumer Discretionary—1.9%
Aptiv plc 3.150%, 11/19/20	90	91
Cooper-Standard Automotive, Inc. 144A 5.625%, 11/15/26(3)	80	83
Discovery Communications LLC 3.950%, 3/20/28	90	90
Ford Motor Credit Co., LLC 5.750%, 2/1/21	275	299
General Motors Financial Co., Inc. 3.500%, 7/10/19	120	122
4.200%, 3/1/21	40	42
Horton (D.R.), Inc. 4.750%, 2/15/23	115	123
L Brands, Inc. 6.875%, 11/1/35	42	42
Lear Corp. 3.800%, 9/15/27	110	110
Lennar Corp. 144A 4.750%, 11/29/27(3)	70	72
Marriott International, Inc. 3.125%, 2/15/23	160	160
QVC, Inc. 5.125%, 7/2/22	135	143
Scientific Games International, Inc. 144A 5.000%, 10/15/25(3)	35	35
SFR Group S.A. 144A 7.375%, 5/1/26(3)	200	206
Sirius XM Radio, Inc. 144A 5.000%, 8/1/27(3)	75	75
TRI Pointe Group, Inc. 5.875%, 6/15/24	35	37

	PAR VALUE	VALUE
Consumer Discretionary—continued
Wyndham Worldwide Corp. 5.100%, 10/1/25	$130	$136

		1,866

Consumer Staples—0.4%
CVS Health Corp. 2.875%, 6/1/26	110	105
Flowers Foods, Inc. 4.375%, 4/1/22	120	127
Kraft Heinz Foods Co. (The) 3.500%, 7/15/22	48	49
Safeway, Inc. 7.250%, 2/1/31	70	59

		340

Energy—2.2%
Anadarko Petroleum Corp. 5.550%, 3/15/26	20	22
Ecopetrol S.A. 5.375%, 6/26/26	125	135
Enbridge Energy Partners LP 5.875%, 10/15/25	95	108
Energy Transfer Equity LP 5.000%, 10/1/22	135	144
4.250%, 3/15/23	90	89
EP Energy LLC 144A 8.000%, 11/29/24(3)	35	36
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	70	74
HollyFrontier Corp. 5.875%, 4/1/26	100	111
Kinder Morgan, Inc. 4.300%, 6/1/25	150	156
7.750%, 1/15/32	60	77
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	200	208
MPLX LP 4.875%, 12/1/24	110	119
NGL Energy Partners LP 5.125%, 7/15/19	95	97
NuStar Logistics LP 5.625%, 4/28/27	80	81
Occidental Petroleum Corp. 4.400%, 4/15/46	80	89
Parsley Energy LLC 144A 5.625%, 10/15/27(3)	80	82
Petrobras Global Finance BV 144A, 5.299%, 1/27/25(3)	58	58
7.375%, 1/17/27	105	116
Petroleos Mexicanos 6.875%, 8/4/26	35	40
6.500%, 6/2/41	90	93
5.500%, 6/27/44	60	55
QEP Resources, Inc. 5.625%, 3/1/26	10	10
Range Resources Corp. 4.875%, 5/15/25	75	72
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(3)	65	64

		2,136

Refer to Footnote Legend on page 68.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Financials—6.6%
Allstate Corp. (The) 5.750%, 8/15/53(4)	$135	$147
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	135	138
Ares Capital Corp. 4.875%, 11/30/18	18	18
3.875%, 1/15/20	49	50
3.500%, 2/10/23	40	39
Ares Finance Co., LLC 144A 4.000%, 10/8/24(3)	140	135
Aviation Capital Group LLC 144A 3.500%, 11/1/27(3)	40	39
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.500%, 3/10/21(3)	150	163
Banco de Credito del Peru 144A 4.250%, 4/1/23(3)	164	172
Banco de Credito e Inversiones 144A 3.500%, 10/12/27(3)	215	210
Banco Internacional del Peru SAA Interbank 144A 6.625%, 3/19/29(3)	115	130
Bank of America Corp. 5.650%, 5/1/18	345	349
4.200%, 8/26/24	155	163
Bank of Montreal 3.803%, 12/15/32	26	26
Brookfield Finance LLC 4.000%, 4/1/24	82	85
Capital One Financial Corp. 3.750%, 7/28/26	105	105
Citigroup, Inc. 3.200%, 10/21/26	150	149
CNOOC Finance 2013 Ltd. 3.000%, 5/9/23	200	198
Fifth Third Bancorp 4.500%, 6/1/18	150	152
First Horizon National Corp. 3.500%, 12/15/20	110	112
FS Investment Corp. 4.250%, 1/15/20	115	117
4.750%, 5/15/22	35	36
Goldman Sachs Group, Inc. (The) 4.250%, 10/21/25	180	188
Huntington Bancshares, Inc. 7.000%, 12/15/20	95	106
ICAHN Enterprises LP 144A 6.375%, 12/15/25(3)	20	20
iStar, Inc. 6.000%, 4/1/22	30	31
5.250%, 9/15/22	25	25
Jefferies Group LLC 5.125%, 1/20/23	150	163
JPMorgan Chase & Co. 3.300%, 4/1/26	150	151
KeyCorp 5.100%, 3/24/21	165	178
Kimco Realty Corp. 3.300%, 2/1/25	115	114
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	135	142
Lincoln National Corp., (3 month LIBOR + 2.040%) 3.403%, 4/20/67(2)(4)	50	46
Lloyds Bank plc 144A 6.500%, 9/14/20(3)	150	164

	PAR VALUE	VALUE
Financials—continued
Manulife Financial Corp. 4.150%, 3/4/26	$100	$106
Morgan Stanley 4.100%, 5/22/23	80	83
3.125%, 7/27/26	115	113
Navient Corp. 7.250%, 9/25/23	20	21
Nordea Bank AB 144A 2.125%, 5/29/20(3)	200	199
Nuveen Finance LLC 144A 4.125%, 11/1/24(3)	125	132
OM Asset Management plc 4.800%, 7/27/26	60	62
Powszechna Kasa Oszczednosci Bank Polski S.A. 144A 4.630%, 9/26/22(3)(6)	200	214
Prudential Financial, Inc. 5.875%, 9/15/42	90	98
5.625%, 6/15/43(4)	60	65
S&P Global, Inc. 4.000%, 6/15/25	125	131
Santander Holdings USA, Inc. 144A 3.700%, 3/28/22(3)	115	116
SBA Tower Trust 144A 2.877%, 7/9/21(3)	100	99
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(3)	110	112
Toronto-Dominion Bank (The) 2.125%, 4/7/21	65	64
3.625%, 9/15/31	25	25
Trinity Acquisition plc 4.400%, 3/15/26	80	85
Turkiye Vakiflar Bankasi TAO 144A 5.625%, 5/30/22(3)	200	199
Wells Fargo & Co. 3.069%, 1/24/23	40	40
Series M, 3.450%, 2/13/23	115	117
Series S, 5.900%, 12/29/49	130	139
Willis Towers Watson plc 5.750%, 3/15/21	125	136
Zions Bancorporation 4.500%, 6/13/23	40	42

		6,459

Health Care—1.5%
Abbott Laboratories 3.400%, 11/30/23	25	25
3.750%, 11/30/26	105	108
AbbVie, Inc. 3.600%, 5/14/25	45	46
3.200%, 5/14/26	65	65
AmerisourceBergen Corp. 3.450%, 12/15/27	75	74
Anthem, Inc. 3.650%, 12/1/27	24	24
Becton Dickinson and Co. 3.300%, 3/1/23	135	136
Cardinal Health, Inc. 3.200%, 3/15/23	70	70
3.079%, 6/15/24	5	5
3.410%, 6/15/27	40	39
Catalent Pharma Solutions, Inc. 144A 4.875%, 1/15/26(3)	5	5

Refer to Footnote Legend on page 68.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—continued
Endo Finance LLC 144A 5.375%, 1/15/23(3)	$50	$39
Express Scripts Holding Co. 3.900%, 2/15/22	140	145
Forest Laboratories LLC 144A 4.875%, 2/15/21(3)	38	40
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	15	16
HCA, Inc. 5.375%, 2/1/25	20	21
Mylan NV 3.150%, 6/15/21	20	20
3.950%, 6/15/26	75	76
Shire Acquisitions Investments Ireland DAC 2.400%, 9/23/21	120	118
Tenet Healthcare Corp. 144A 4.625%, 7/15/24(3)	95	93
Valeant Pharmaceuticals International, Inc. 144A, 7.500%, 7/15/21(3)	15	15
144A, 5.625%, 12/1/21(3)	25	24
144A, 5.875%, 5/15/23(3)	10	9
144A, 7.000%, 3/15/24(3)	15	16
144A, 5.500%, 11/1/25(3)	35	36
Zimmer Biomet Holdings, Inc. 3.550%, 4/1/25	130	130
Zoetis, Inc. 3.250%, 2/1/23	70	71

		1,466

Industrials—0.5%
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	55	54
British Airways Pass-Through-Trust 2013-1, B 144A 5.625%, 6/20/20(3)	26	27
CNH Industrial N.V. 4.500%, 8/15/23	79	82
3.850%, 11/15/27	49	49
Embraer Netherlands Finance BV 5.400%, 2/1/27	45	49
Owens Corning 3.400%, 8/15/26	80	78
Penske Truck Leasing Co., LP 144A 3.375%, 2/1/22(3)	50	51
Pitney Bowes, Inc. 4.125%, 5/15/22	91	84

		474

Information Technology—1.0%
Apple, Inc. 2.400%, 1/13/23	65	64
3.250%, 2/23/26	80	82
3.350%, 2/9/27	80	82
Applied Materials, Inc. 3.300%, 4/1/27	95	97
Arrow Electronics, Inc. 3.875%, 1/12/28	95	95
Broadcom Corp.
144A, 3.000%, 1/15/22(3)	45	45
144A, 3.625%, 1/15/24(3)	80	79
Citrix Systems, Inc. 4.500%, 12/1/27	90	91
Dell International LLC 144A 6.020%, 6/15/26(3)	10	11

	PAR VALUE	VALUE
Information Technology—continued
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	$60	$63
Match Group, Inc. 144A 5.000%, 12/15/27(3)	40	41
Microsoft Corp. 3.300%, 2/6/27	115	119
Verisk Analytics, Inc. 4.000%, 6/15/25	125	129

		998

Materials—0.7%
Anglo American Capital plc 144A 4.000%, 9/11/27(3)	200	199
Glencore Funding LLC 144A 4.125%, 5/30/23(3)	95	98
NewMarket Corp. 4.100%, 12/15/22	142	148
NOVA Chemicals Corp. 144A, 4.875%, 6/1/24(3)	35	35
144A, 5.000%, 5/1/25(3)	60	60
Vulcan Materials Co. 3.900%, 4/1/27	95	97

		637

Real Estate—2.2%
Alexandria Real Estate Equities, Inc. 3.950%, 1/15/27	60	61
American Tower Corp. 3.000%, 6/15/23	41	41
Brixmor Operating Partnership LP 3.875%, 8/15/22	35	36
Corporate Office Properties LP 3.700%, 6/15/21	90	92
3.600%, 5/15/23	150	150
Education Realty Operating Partnership LP 4.600%, 12/1/24	150	156
EPR Properties 4.750%, 12/15/26	110	113
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	80	81
Healthcare Trust of America Holdings LP 3.375%, 7/15/21	50	51
3.750%, 7/1/27	100	99
Highwoods Realty LP 3.625%, 1/15/23	135	136
Hospitality Properties Trust 4.500%, 3/15/25	130	135
Kilroy Realty LP 4.375%, 10/1/25	110	115
LifeStorage LP 3.500%, 7/1/26	50	49
3.875%, 12/15/27	35	35
MPT Operating Partnership LP 5.000%, 10/15/27	40	41
National Retail Properties, Inc. 5.500%, 7/15/21	150	163
Physicians Realty LP 4.300%, 3/15/27	95	97
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	105	103
Select Income REIT 4.500%, 2/1/25	125	126

Refer to Footnote Legend on page 68.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	PAR VALUE	VALUE
Real Estate—continued
Welltower, Inc. 4.000%, 6/1/25	$135	$139
WP Carey, Inc. 4.600%, 4/1/24	105	110

		2,129

Telecommunication Services—0.6%
AT&T, Inc. 3.400%, 8/14/24	77	77
4.250%, 3/1/27	60	61
5.250%, 3/1/37	20	21
4.800%, 6/15/44	80	79
Level 3 Financing, Inc. 5.375%, 1/15/24	70	70
Qwest Corp. 7.250%, 9/15/25	55	59
Verizon Communications, Inc. 2.946%, 3/15/22	110	111
4.125%, 3/16/27	95	99

		577

Utilities—0.7%
American Electric Power Co., Inc. 3.200%, 11/13/27	85	84
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	177
Exelon Corp. 3.497%, 6/1/22	135	138
Kansas City Power & Light Co. 3.150%, 3/15/23	110	110
Southern Power Co. 4.150%, 12/1/25	145	153
Vistra Operations Co. LLC 144A 11.500%, 10/1/20(3)(11)(12)	65	—	(9)

		662
TOTAL CORPORATE BONDS AND NOTES
(Identified Cost $17,403)		17,744

LOAN AGREEMENTS(2)—0.9%

Consumer Discretionary—0.3%
Advantage Sales & Marketing, Inc. Tranche B-2, First Lien, (3 month LIBOR + 3.250%) 4.630%, 7/23/21	35	34
Global Appliance, Inc. Tranche B, (1 month LIBOR + 4.000%) 5.570%, 9/29/24	30	30
PetSmart, Inc. Tranche B-2, (1 month LIBOR + 3.000%) 4.570%, 3/11/22	62	49
Seminole Tribe of Florida Tranche B, (1 month LIBOR + 2.000%) 3.569%, 7/8/24	60	60
Sinclair Television Group, Inc. Tranche B, (3 month LIBOR + 2.500%) 0.000%, 12/12/24(10)	45	45
UFC Holdings LLC First Lien, (1 month LIBOR + 3.250%) 4.810%, 8/18/23	47	48

		266

Consumer Staples—0.0%
Aramark Intermediate HoldCo Corp. Tranche B-1, (1 month LIBOR + 2.000%) 3.569%, 3/11/25	35	35

	PAR VALUE		VALUE
Energy—0.0%
Paragon Offshore Finance Co., (3 month LIBOR + 2.750%) 0.000%, 7/16/21(10)(11)(12)	$—	(9)	$—
Seadrill Operating LP, (3 month LIBOR + 3.000%) 4.693%, 2/21/21	50		40

			40

Financials—0.1%
Delos Finance S.a.r.l., (3 month LIBOR + 2.000%) 3.693%, 10/6/23	80		81

Health Care—0.0%
Envision Healthcare Corp., (1 month LIBOR + 3.000%) 4.570%, 12/1/23	10		11
HLF Financing S.a.r.l. Senior Lien, (1 month LIBOR + 5.500%) 7.069%, 2/15/23	14		14

			25

Industrials—0.1%
Accudyne Industries LLC, (1 month LIBOR + 3.750%) 5.319%, 8/18/24	5		5
Beacon Roofing Supply, Inc. Tranche B, (3 month LIBOR + 2.250%) 0.000%, 1/2/25(10)	60		60
Red Ventures LLC First Lien, (1 month LIBOR + 4.000%) 5.569%, 11/8/24	35		35

			100

Information Technology—0.1%
Rackspace Hosting, Inc. Tranche B, First Lien, (3 month LIBOR + 3.000%) 4.385%, 11/3/23	107		107

Materials—0.1%
CPI Acquisition, Inc. First Lien, (3 month LIBOR + 4.500%) 5.962%, 8/17/22	36		26
Tronox Ltd.
First Lien, (3 month LIBOR + 3.000%) 4.693%, 9/23/24	10		10
First Lien, (3 month LIBOR + 3.000%) 4.693%, 9/23/24	5		5

			41

Telecommunication Services—0.1%
CenturyLink, Inc. Tranche B, (3 month PRIME + 1.750%) 0.000%, 1/31/25(10)	55		53
Digicel International Finance Ltd. Tranche-B, First Lien, (1 month LIBOR + 3.750%) 5.310%, 5/27/24	10		10

			63

Utilities—0.1%
Energy Future Intermediate Holding Co. LLC, (1 month LIBOR + 3.000%) 4.546%, 6/30/18	60		60
Vistra Operations Co. LLC
Tranche C, (1 month LIBOR + 2.500%) 3.833%, 8/4/23	5		5
(1 month LIBOR + 2.750%) 3.951%, 8/4/23	24		24

			89
TOTAL LOAN AGREEMENTS
(Identified Cost $877)			847

Refer to Footnote Legend on page 68.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES		VALUE
PREFERRED STOCKS—0.8%

Financials—0.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%	40	(5)	$41
Citigroup, Inc. Series T, 6.250%	125	(5)	138
JPMorgan Chase & Co. Series V, 5.000%	50	(5)	51
JPMorgan Chase & Co. Series Z, 5.300%	95	(5)	98
KeyCorp Series D, 5.000%	100	(5)	103
PNC Financial Services Group, Inc. (The) Series R, 4.850%	95	(5)	97
PNC Financial Services Group, Inc. (The) Series S, 5.000%	100	(5)	106

			634

Industrials—0.2%
General Electric Co. Series D, 5.000%	150	(5)	155
TOTAL PREFERRED STOCKS
(Identified Cost $770)			789

COMMON STOCKS—62.9%

Consumer Discretionary—12.6%
Amazon.com, Inc.(1)	1,870		2,187
Ctrip.com International Ltd. ADR(1)	25,185		1,111
Home Depot, Inc. (The)	5,560		1,054
IMAX Corp.(1)	15,986		370
Las Vegas Sands Corp.	20,400		1,418
McDonald’s Corp.	4,170		718
MercadoLibre, Inc.	840		264
Netflix, Inc.(1)	6,590		1,265
NIKE, Inc. Class B	14,200		888
Priceline Group, Inc. (The)(1)	365		634
Ross Stores, Inc.	11,320		908
Sony Corp. Sponsored ADR	10,428		469
Starbucks Corp.	16,020		920

			12,206

Consumer Staples—3.8%
Fomento Economico Mexicano SAB de C.V. ADR	4,485		421
Marine Harvest ASA Sponsored ADR(1)	20,009		339
Monster Beverage Corp.(1)	28,490		1,803
Philip Morris International, Inc.	10,260		1,084

			3,647

Energy—3.2%
Cabot Oil & Gas Corp.	30,420		870
Core Laboratories N.V.	4,730		518
Frontera Energy Corp.(1)	557		17
Pioneer Natural Resources Co.	4,270		738
Statoil ASA Sponsored ADR	23,786		510
TechnipFMC plc	15,605		489

			3,142

Financials—7.5%
Bank of America Corp.	55,330		1,633
BOC Hong Kong Holdings Ltd. Sponsored ADR	4,283		435
CaixaBank S.A. ADR	277,495		430

	SHARES	VALUE
Financials—continued
Charles Schwab Corp. (The)	14,200	$730
China Construction Bank Corp. ADR	24,747	457
Credit Agricole S.A. ADR	53,533	440
DBS Group Holdings Ltd. Sponsored ADR	7,626	569
ING Groep N.V. Sponsored ADR	26,676	492
MarketAxess Holdings, Inc.	3,150	636
Nomura Holdings, Inc. Sponsored ADR	78,420	456
ORIX Corp. Sponsored ADR	5,757	488
UBS Group AG Registered Shares	26,826	493

		7,259

Health Care—4.4%
Allergan plc	2,606	426
BioMarin Pharmaceutical, Inc.(1)	7,510	670
Danaher Corp.	7,700	715
HealthEquity, Inc.(1)	9,580	447
ICON plc(1)	2,610	293
Illumina, Inc.(1)	3,550	775
Zoetis, Inc.	13,780	993

		4,319

Industrials—5.0%
Airbus SE ADR	19,587	485
Ashtead Group plc ADR	4,917	535
Caterpillar, Inc.	6,270	988
Kansas City Southern	6,470	681
Nidec Corp. Sponsored ADR	14,311	503
RELX plc Sponsored ADR	12,478	296
Rockwell Automation, Inc.	2,430	477
Roper Technologies, Inc.	3,560	922

		4,887

Information Technology—22.3%
Accenture plc Class A	5,200	796
Activision Blizzard, Inc.	12,660	802
Alibaba Group Holding Ltd. Sponsored ADR(1)	16,530	2,850
Alphabet, Inc. Class A(1)	750	790
Amphenol Corp. Class A	15,950	1,400
Broadcom Ltd.	1,739	447
Check Point Software Technologies Ltd.(1)	3,735	387
CoStar Group, Inc.(1)	2,220	659
Facebook, Inc. Class A(1)	25,060	4,422
Gartner, Inc.(1)	4,080	502
Hitachi Ltd. ADR	7,119	556
NVIDIA Corp.	8,200	1,587
Paycom Software, Inc.(1)	10,120	813
SAP SE Sponsored ADR	3,914	440
Tencent Holdings Ltd. ADR	24,750	1,285
Visa, Inc. Class A	16,050	1,830
Workday, Inc. Class A(1)	9,050	921
Yandex N.V. Class A(1)	34,100	1,117

		21,604

Materials—3.0%
Anhui Conch Cement Co., Ltd. ADR	22,362	525
Ecolab, Inc.	7,200	966
Glencore plc ADR(1)	48,684	507
HeidelbergCement AG ADR	20,934	452
Toray Industries, Inc. ADR	22,835	430

		2,880

Refer to Footnote Legend on page 68.

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

	SHARES	VALUE
Real Estate—0.3%
Lendlease Group Sponsored ADR	24,486	$313

Telecommunication Services—0.3%
BT Group plc Sponsored ADR	15,719	286

Utilities—0.5%
Veolia Environnement S.A. ADR	17,495	446
Vistra Energy Corp.(1)	1,084	20

		466
TOTAL COMMON STOCKS (Identified Cost $47,453)		61,009

AFFILIATED MUTUAL FUND(7)—0.3%
Virtus Newfleet Credit Opportunities Fund Class R6	33,447	324
TOTAL AFFILIATED MUTUAL FUND (Identified Cost $334)		324

RIGHTS—0.0%
Vistra Energy Corp.(13)	1,084	1
TOTAL RIGHTS (Identified Cost $1)		1
TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $82,116)		96,003

SHORT-TERM INVESTMENT—1.0%

Money Market Mutual Fund(7)—1.0%
Dreyfus Government Cash Management Fund – Institutional Shares (seven-day effective yield 1.190%)	988,019	988
TOTAL SHORT-TERM INVESTMENT (Identified Cost $988)		988
TOTAL INVESTMENTS—100.0% (Identified Cost $83,104)		96,991
Other assets and liabilities, net—0.0%		37

NET ASSETS—100.0%		$97,028

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”)
FNMA	Federal National Mortgage Association (“Fannie Mae”)
GNMA	Government National Mortgage Association (“Ginnie Mae”)
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Non-income producing.
(2)	Variable rate security. Rate disclosed is as of December 31, 2017. For loan agreements, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017, these securities amounted to a value of $10,712 or 11.0% of net assets.
(4)	Interest payments may be deferred.
(5)	Value shown as par value.
(6)	This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.
(7)	Shares of these funds are publicly offered, and the prospectus and annual reports of each are publicly available.
(8)	Security in default, interest payments are being received during the bankruptcy proceedings.
(9)	Amount is less than $500.
(10)	This loan will settle after December 31, 2017, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(11)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(12)	Security in default, no interest payments are being received during the bankruptcy proceedings.
(13)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located at the end of the Schedule of Investments.

Foreign Currencies:

CLP	Chilean Peso
MXN	Mexican Peso
RUB	Russian Ruble

Country Weightings† (unaudited)
United States	74%
China	6
Japan	3
France	2
Russia	2
United Kingdom	2
Singapore	1
Other	10
Total	100%
† % of total investments as of December 31, 2017

See Notes to Financial Statements

VIRTUS STRATEGIC ALLOCATION SERIES

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

($ reported in thousands)

The following table provides a summary of inputs used to value the Series’ investments as of December 31, 2017 (See Security Valuation Note 2A in the Notes to Financial Statements):

	Total Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,466	$—	$2,466	$—
Corporate Bonds and Notes	17,744	—	17,744	—
Foreign Government Securities	653	—	653	—
Loan Agreements	847	—	847	—
Mortgage-Backed Securities	8,620	—	8,620	—
Municipal Bonds	1,514	—	1,514	—
U.S. Government Securities	2,036	—	2,036	—
Equity Securities:
Common Stocks	61,009	61,009	—	—
Preferred Stocks	789	—	789	—
Rights	1	—	—	1
Affiliated Mutual Fund	324	324	—	—
Short-Term Investment	988	988	—	—

Total Investments	$96,991	$62,321	$34,669	$1

Security held by the series with an end of period value of $0 was transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.

There were no other transfers between Level 1, Level 2, or Level 3 related to securities held at December 31, 2017.

Management has determined that the amount of Level 3 securities compared to total net assets is de minimis; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2017.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

(Reported in thousands except shares and per share amounts)

	Duff & Phelps International Series	Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
Assets
Investment in securities at value(1)	$183,647	$77,580		$224,446
Cash	38	—	(2)	—
Investment securities sold	—	326		—
Series shares sold	—	2		—
Receivables
Dividends and interest	66	321		114
Tax reclaims	44	—		—
Other assets	467	198		572

Total assets	184,262	78,427		225,132

Liabilities
Payables
Series shares repurchased	18	31		34
Investment securities purchased	—	302		—
Investment advisory fees	120	52		119
Administration fees	13	6		17
Transfer and sub-transfer agent fees and expenses	1	1		—	(2)
Professional fees	23	22		19
Distribution and service fees	39	16		49
Trustee deferred compensation plan	467	198		572
Other accrued expenses	78	28		69

Total liabilities	759	656		879

Net Assets	$183,503	$77,771		$224,253

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$167,523	$53,532		$116,112
Accumulated undistributed net investment income (loss)	(433)	(25)		(455)
Accumulated undistributed net realized gain (loss)	(10,677)	734		4,052
Net unrealized appreciation (depreciation)	27,090	23,530		104,544

Net Assets	$183,503	$77,771		$224,253

Net Assets:
Class A	$183,403	$77,564		$224,253
Class I	$100	$207		$—
Shares of Beneficial Interest Outstanding, $1 par value, unlimited authorization:
Class A	14,671,584	4,033,027		7,140,910
Class I	8,033	10,776		—
Net Asset Value Per Share:
Class A	$12.50	$19.23		$31.40
Class I	$12.48	$19.19		$—

(1) Investments in securities at cost	$156,562	$54,050		$119,902
(2) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

(Reported in thousands except shares and per share amounts)

	KAR Small-Cap Growth Series		KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
Assets
Investment in unaffiliated securities at value(1)	$81,688		$94,705		$130,471
Investment in affiliated funds at value(2)	—		—		3,002
Cash	—		—	(3)	68
Receivables
Investment securities sold	—		—		46
Series shares sold	—		—		217
Dividends and interest	23		88		1,463
Other assets	205		241		343

Total assets	81,916		95,034		135,610

Liabilities
Cash overdraft	—	(3)	—		—
Payables
Series shares repurchased	115		11		9
Investment securities purchased	20		—		280
Investment advisory fees	54		66		59
Administration fees	6		7		11
Transfer and sub-transfer agent fees and expenses	1		—	(3)	1
Professional fees	20		20		24
Distribution and service fees	17		20		28
Trustee deferred compensation plan	205		241		343
Other accrued expenses	23		31		47

Total liabilities	461		396		802

Net Assets	$81,455		$94,638		$134,808

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$38,250		$58,918		$137,627
Accumulated undistributed net investment income (loss)	(145)		(155)		(139)
Accumulated undistributed net realized gain (loss)	2,689		2,218		(2,803)
Net unrealized appreciation (depreciation)	40,661		33,657		123

Net Assets	$81,455		$94,638		$134,808

Net Assets:
Class A	$79,597		$94,638		$133,430
Class I	$1,858		$—		$1,378
Shares of Beneficial Interest Outstanding, $1 par value, unlimited authorization:
Class A	2,777,206		5,450,099		14,293,193
Class I	63,910		—		147,760
Net Asset Value Per Share:
Class A	$28.66		$17.36		$9.34
Class I	$29.08		$—		$9.32

(1) Investments in unaffiliated securities at cost	$41,027		$61,048		$130,250
(2) Investments in affiliated funds at cost	$—		$—		$3,100
(3) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

(Reported in thousands except shares and per share amounts)

	Rampart Enhanced Core Equity Series	Rampart Equity Trend Series		Strategic Allocation Series
Assets
Investment in unaffiliated securities at value(1)	$110,999	$3,710		$96,667
Investment in affiliated funds at value(2)	—	—		324
Cash	4	2		5
Deposits with broker for written options	583	—		—
Receivables
Investment securities sold	111	—		15
Series shares sold	—	—		—	(4)
Dividends and interest	108	4		305
Tax reclaims	—	—		1
Other assets	283	9		248

Total assets	112,088	3,725		97,565

Liabilities
Written call options at value(3)	161	—		—
Payables
Series shares repurchased	97	—	(4)	12
Investment securities purchased	23	—		158
Investment advisory fees	51	2		43
Administration fees	9	—	(4)	—	(4)
Transfer and sub-transfer agent fees and expenses	— (4)	1		—	(4)
Professional fees	19	13		24
Distribution and service fees	24	1		21
Trustee deferred compensation plan	283	9		248
Other accrued expenses	35	1		31

Total liabilities	702	27		537

Net Assets	$111,386	$3,698		$97,028

Net Assets Consist of:
Capital paid in on shares of beneficial interest	$100,253	$5,535		$82,831
Accumulated undistributed net investment income (loss)	(298)	(50)		(246)
Accumulated undistributed net realized gain (loss)	(328)	(2,638)		556
Net unrealized appreciation (depreciation) on investments	11,683	851		13,887
Net unrealized appreciation (depreciation) on written options	76	—		—

Net Assets	$111,386	$3,698		$97,028

Net Assets:
Class A	$111,386	$3,554		$97,028
Class I	$—	$144		$—
Shares of Beneficial Interest Outstanding, $1 par value, unlimited authorization:
Class A	9,283,721	268,252		7,686,332
Class I	—	10,743		—
Net Asset Value Per Share:
Class A	$12.00	$13.25		$12.62
Class I	$—	$13.38		$—

(1) Investments in unaffiliated securities at cost	$99,316	$2,859		$82,770
(2) Investments in affiliated funds at cost	$—	$—		$334
(3) Premiums received	$237	$—		$—
(4) Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2017

($ reported in thousands)

	Duff & Phelps International Series	Duff & Phelps Real Estate Securities Series	KAR Capital Growth Series
Investment Income
Dividends	$4,707	$1,903	$1,814
Interest	5	2	8
Foreign taxes withheld	(335)	—	(8)

Total investment income	4,377	1,905	1,814

Expenses
Investment advisory fees	1,363	597	1,464
Administration fees	227	100	261
Distribution and service fees	454	198	523
Transfer agent fees and expenses	2	3	1
Sub-transfer agent fees—Class A	— (1)	— (1)	— (1)
Sub-transfer agent fees—Class I	—	—	—
Custodian fees	47	3	7
Printing fees and expenses	40	19	45
Professional fees	27	22	24
Trustees’ fees and expenses	21	9	23
Miscellaneous expenses	17	8	18

Total expenses	2,198	959	2,366
Less expenses reimbursed and/or waived by investment advisor	(54)	(37)	(212)
Custody fees reimbursed (Note 14)	— (1)	— (1)	— (1)
Earnings credit from custodian	(17)	(2)	—

Net expenses	2,127	920	2,154

Net investment income (loss)	2,250	985	(340)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain (Loss) from:
Investments	5,747	5,909	19,080
Foreign currency transactions	10	—	—
Forward currency transactions	(1,143)	—	—
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency:
Investments	20,453	(2,287)	44,560
Foreign currency transactions	6	—	—
Forward currency transactions	(496)	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	24,577	3,622	63,640

Net increase (decrease) in net assets resulting from operations	$26,827	$4,607	$63,300

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Continued)

YEAR ENDED DECEMBER 31, 2017

($ reported in thousands)

	KAR Small-Cap Growth Series	KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
Investment Income
Interest	$3	$8		$6,840
Dividends	501	1,359		40
Dividends from affiliated funds	—	—		188
Foreign taxes withheld	—	(10)		(9)

Total investment income	504	1,357		7,059

Expenses
Investment advisory fees	610	835		669
Administration fees	89	116		168
Distribution and service fees	176	232		332
Transfer agent fees and expenses	2	1		3
Sub-transfer agent fees—Class A	— (1)	—	(1)	— (1)
Sub-transfer agent fees—Class I	— (1)	—		— (1)
Custodian fees	5	3		14
Printing fees and expenses	17	21		28
Professional fees	20	21		30
Trustees’ fees and expenses	8	10		15
Miscellaneous expenses	7	8		16

Total expenses	934	1,247		1,275
Less expenses reimbursed and/or waived by investment advisor	(82)	(134)		(36)
Custody fees reimbursed (Note 14)	— (1)	—	(1)	— (1)
Earnings credit from custodian	(2)	—		(2)

Net expenses	850	1,113		1,237

Net investment income (loss)	(346)	244		5,822

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
Net Realized Gain (Loss) from:
Unaffiliated investments	7,399	11,084		539
Foreign currency transactions	(3)	—		(9)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency:
Unaffiliated investments	17,596	5,753		2,346
Affiliated funds	—	—		(72)
Foreign currency transactions	—	—		1

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	24,992	16,837		2,805

Net increase (decrease) in net assets resulting from operations	$24,646	$17,081		$8,627

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF OPERATIONS (Continued)

YEAR ENDED DECEMBER 31, 2017

($ reported in thousands)

	Rampart Enhanced Core Equity Series		Rampart Equity Trend Series		Strategic Allocation Series
Investment Income
Dividends	$2,064		$65		$767
Dividends on affiliated funds	—		—		20
Interest	5		—	(1)	1,446
Foreign taxes withheld	—		—		(32)

Total investment income	2,069		65		2,201

Expenses
Investment advisory fees	748		40		530
Administration fees	134		5		155
Distribution and service fees	267		10		241
Transfer agent fees and expenses	1		2		1
Sub-transfer agent fees—Class A	—	(1)	—	(1)	—	(1)
Sub-transfer agent fees—Class I	—		—	(1)	—
Custodian fees	25		1		28
Printing fees and expenses	24		2		20
Professional fees	23		21		26
Trustees’ fees and expenses	12		1		11
Miscellaneous expenses	9		1		8

Total expenses	1,243		83		1,020
Less expenses reimbursed and/or waived by investment advisor	(196)		(15)		(77)
Custody fees reimbursed (Note 14)	—	(1)	—		—	(1)
Earnings credit from custodian	(2)		—	(1)	(1)

Net expenses	1,045		68		942

Net investment income (loss)	1,024		(3)		1,259

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, and Written Options
Net Realized Gain (Loss) from:
Unaffiliated investments	7,951		299		998
Foreign currency transactions	—		—		—	(1)
Written options	8,254		—		—
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency, and Written Options:
Unaffiliated investments	4,741		451		14,487
Affiliated funds	—		—		(8)
Foreign currency transactions	—		—		—	(1)
Written options	114		—		—

Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency, and Written Options	21,060		750		15,477

Net increase (decrease) in net assets resulting from operations	$22,084		$747		$16,736

(1)	Amount is less than $500.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS

($ reported in thousands)

	Duff & Phelps International Series		Duff & Phelps Real Estate Securities Series		KAR Capital Growth Series
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$2,250	$1,253	$985	$1,237	$(340)	$(7)
Net realized gain (loss)	4,614	(14,918)	5,909	13,447	19,080	18,654
Net change in unrealized appreciation (depreciation)	19,963	9,833	(2,287)	(9,047)	44,560	(20,728)

Increase (decrease) in net assets resulting from operations	26,827	(3,832)	4,607	5,637	63,300	(2,081)

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(2,824)	(1,466)	(1,113)	(1,520)	—	(4,514)
Class I	(2)	(1)	(3)	(4)	—	—
Net Realized Gains:
Class A	—	(36,139)	(7,444)	(12,698)	(9,483)	—
Class I	—	(16)	(19)	(29)	—	—

Total Dividends and Distributions	(2,826)	(37,622)	(8,579)	(14,251)	(9,483)	(4,514)

From Share Transactions
Sale of shares
Class A	2,956	2,480	4,023	8,088	3,454	3,451
Class I	—	—	53	89	—	—
Reinvestment of distributions
Class A	2,824	37,605	8,557	14,218	9,483	4,514
Class I	2	17	22	33	—	—
Shares repurchased
Class A	(24,234)	(30,771)	(12,298)	(20,375)	(28,020)	(25,945)
Class I	—	—	(56)	(54)	—	—

Increase (decrease) in net assets from share transactions	(18,452)	9,331	301	1,999	(15,083)	(17,980)

Net increase (decrease) in net assets	5,549	(32,123)	(3,671)	(6,615)	38,734	(24,575)

Net Assets
Beginning of period	177,954	210,077	81,442	88,057	185,519	210,094

End of period	$183,503	$177,954	$77,771	$81,442	$224,253	$185,519

Accumulated undistributed net investment income (loss) at end of period	$(433)	$(207)	$(25)	$106	$(455)	$(364)

Shares
Sales of shares
Class A	251	209	197	340	116	141
Class I	—	—	3	4	—	—
Reinvestment of distributions
Class A	233	3,585	440	683	301	186
Class I	— (1)	2	1	1	—	—
Shares repurchased
Class A	(2,051)	(2,543)	(604)	(870)	(976)	(1,062)
Class I	—	—	(3)	(2)	—	—

Net Increase/(Decrease)	(1,567)	1,253	34	156	(559)	(735)

(1)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	KAR Small-Cap Growth Series		KAR Small-Cap Value Series		Newfleet Multi-Sector Intermediate Bond Series
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$(346)	$(163)	$244	$1,764	$5,822	$6,486
Net realized gain (loss)	7,396	4,817	11,084	13,250	530	(1,865)
Net change in unrealized appreciation (depreciation)	17,596	8,834	5,753	6,544	2,275	7,154

Increase (decrease) in net assets resulting from operations	24,646	13,488	17,081	21,558	8,627	11,775

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	—	—	(600)	(1,727)	(5,734)	(5,840)
Class I	—	—	—	—	(59)	(11)
Net Realized Gains:
Class A	(4,641)	(5,282)	(12,415)	(10,774)	—	—
Class I	(106)	(28)	—	—	—	—

Total Dividends and Distributions	(4,747)	(5,310)	(13,015)	(12,501)	(5,793)	(5,851)

From Share Transactions
Sale of shares
Class A	1,300	2,658	1,167	1,445	17,075	12,757
Class I	1,671	247	—	—	1,404	9
Reinvestment of distributions
Class A	4,642	5,282	13,015	12,501	5,734	5,840
Class I	105	28	—	—	59	11
Shares repurchased
Class A	(8,897)	(8,957)	(18,576)	(20,871)	(21,187)	(30,100)
Class I	(626)	(126)	—	—	(322)	(1)

Increase (decrease) in net assets from share transactions	(1,805)	(868)	(4,394)	(6,925)	2,763	(11,484)

Net increase (decrease) in net assets	18,094	7,310	(328)	2,132	5,597	(5,560)

Net Assets
Beginning of period	63,361	56,051	94,966	92,834	129,211	134,771

End of period	$81,455	$63,361	$94,638	$94,966	$134,808	$129,211

Accumulated undistributed net investment income (loss) at end of period	$(145)	$(113)	$(155)	$112	$(139)	$80

Shares
Sales of shares
Class A	51	128	66	85	1,809	1,391
Class I	69	12	—	—	149	1
Reinvestment of distributions
Class A	163	250	751	754	614	642
Class I	4	1	—	—	6	1
Shares repurchased
Class A	(352)	(443)	(1,057)	(1,270)	(2,246)	(3,292)
Class I	(25)	(6)	—	—	(34)	— (1)

Net Increase/(Decrease)	(90)	(58)	(240)	(431)	298	(1,257)

(1)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

($ reported in thousands)

	Rampart Enhanced Core Equity Series		Rampart Equity Trend Series		Strategic Allocation Series
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
INCREASE/(DECREASE) IN NET ASSETS
From Operations
Net investment income (loss)	$1,024	$1,903	$(3)	$(11)	$1,259	$1,989
Net realized gain (loss)	16,205	20,692	299	(518)	998	10,276
Net change in unrealized appreciation (depreciation)	4,855	(13,640)	451	147	14,479	(11,468)

Increase (decrease) in net assets resulting from operations	22,084	8,955	747	(382)	16,736	797

Dividends and Distributions to Shareholders:
Net Investment Income:
Class A	(1,783)	(1,308)	—	—	(1,796)	(1,648)
Class I	—	—	—	—	—	—
Net Realized Gains:
Class A	(18,760)	(19,999)	(85)	—	(646)	(10,307)
Class I	—	—	(3)	—	—	—
Return of Capital:
Class A	(531)	—	—	—	—	—

Total Dividends and Distributions	(21,074)	(21,307)	(88)	—	(2,442)	(11,955)

From Share Transactions
Sale of shares
Class A	907	1,665	185	178	531	1,292
Class I	—	—	— (1)	—	—	—
Reinvestment of distributions
Class A	21,074	21,307	85	—	2,442	11,955
Class I	—	—	3	—	—	—
Shares repurchased
Class A	(16,192)	(15,946)	(1,797)	(6,285)	(13,515)	(15,638)
Class I	—	—	— (1)	(3)	—	—

Increase (decrease) in net assets from share transactions	5,789	7,026	(1,524)	(6,110)	(10,542)	(2,391)

Net increase (decrease) in net assets	6,799	(5,326)	(865)	(6,492)	3,752	(13,549)

Net Assets
Beginning of period	104,587	109,913	4,563	11,055	93,276	106,825

End of period	$111,386	$104,587	$3,698	$4,563	$97,028	$93,276

Accumulated undistributed net investment income (loss) at end of period	$(298)	$396	$(50)	$(50)	$(246)	$224

Shares
Sales of shares
Class A	70	123	15	16	43	104
Class I	—	—	—	—	—	—
Reinvestment of distributions
Class A	1,735	1,759	6	—	199	1,085
Class I	—	—	— (2)	—	—	—
Shares repurchased
Class A	(1,255)	(1,190)	(147)	(582)	(1,131)	(1,271)
Class I	—	—	— (2)	— (2)	—	—

Net Increase/(Decrease)	550	692	(126)	(566)	(889)	(82)

(1)	Amount is less than $500.
(2)	Amount is less than 500 shares.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Duff & Phelps International Series
Class A
1/1/17 to 12/31/17	$10.95	0.15		1.59	1.74	(0.19)	—	(0.19)	1.55	$12.50	15.95%		$183,403	1.18%		1.21%	1.24%		81%
1/1/16 to 12/31/16	14.01	0.08		(0.44)	(0.36)	(0.09)	(2.61)	(2.70)	(3.06)	10.95	(1.61	)(13)	177,868	1.18	(11)(13)	1.26	0.62	(13)	83
1/1/15 to 12/31/15	16.67	0.35		(2.04)	(1.69)	(0.37)	(0.60)	(0.97)	(2.66)	14.01	(10.48)		209,990	1.19	(11)	1.30	2.16		104
1/1/14 to 12/31/14	18.23	0.67		(1.34)	(0.67)	(0.71)	(0.18)	(0.89)	(1.56)	16.67	(3.90)		261,281	1.18		1.26	3.60		9
1/1/13 to 12/31/13	17.30	0.35		0.97	1.32	(0.39)	—	(0.39)	0.93	18.23	7.78		317,726	1.18		1.18	1.97		11

Class I
1/1/17 to 12/31/17	$10.94	0.17		1.59	1.76	(0.22)	—	(0.22)	1.54	$12.48	16.17%		$100	0.93%		0.96%	1.48%		81%
1/1/16 to 12/31/16	13.99	0.11		(0.42)	(0.31)	(0.13)	(2.61)	(2.74)	(3.05)	10.94	(1.28	)(13)	86	0.93	(11)(13)	1.01	0.88	(13)	83
1/1/15 to 12/31/15	16.65	0.38		(2.03)	(1.65)	(0.41)	(0.60)	(1.01)	(2.66)	13.99	(10.26)		87	0.94	(11)	1.05	2.39		104
1/1/14 to 12/31/14	18.22	0.69		(1.32)	(0.63)	(0.76)	(0.18)	(0.94)	(1.57)	16.65	(3.71)		97	0.93		1.01	3.71		9
4/30/13(4) to 12/31/13	18.40	0.18		0.08	0.26	(0.44)	—	(0.44)	(0.18)	18.22	1.17	(6)	104	0.93	(5)	0.93 (5)	1.54	(5)	11 (9)
Duff & Phelps Real Estate Securities Series
Class A
1/1/17 to 12/31/17	$20.31	0.25		0.92	1.17	(0.29)	(1.96)	(2.25)	(1.08)	$19.23	5.97%		$77,564	1.16%		1.21%	1.24%		24%
1/1/16 to 12/31/16	22.85	0.34		1.17	1.51	(0.43)	(3.62)	(4.05)	(2.54)	20.31	6.82	(13)	81,243	1.17	(11)(13)	1.25	1.42	(13)	35
1/1/15 to 12/31/15	27.05	0.44		0.17	0.61	(0.37)	(4.44)	(4.81)	(4.20)	22.85	2.38		87,899	1.18	(11)	1.29	1.64		18
1/1/14 to 12/31/14	23.33	0.29		7.00	7.29	(0.31)	(3.26)	(3.57)	3.72	27.05	31.62		105,508	1.16		1.27	1.10		22
1/1/13 to 12/31/13	27.78	0.34		(0.05)	0.29	(0.43)	(4.31)	(4.74)	(4.45)	23.33	0.90		90,794	1.16		1.22	1.20		26

Class I
1/1/17 to 12/31/17	$20.27	0.30		0.93	1.23	(0.35)	(1.96)	(2.31)	(1.08)	$19.19	6.25%		$207	0.91%		0.96%	1.49%		24%
1/1/16 to 12/31/16	22.81	0.35		1.22	1.57	(0.49)	(3.62)	(4.11)	(2.54)	20.27	7.10	(13)	199	0.92	(11)(13)	1.00	1.46	(13)	35
1/1/15 to 12/31/15	27.02	0.48		0.19	0.67	(0.44)	(4.44)	(4.88)	(4.21)	22.81	2.62		158	0.94	(11)	1.05	1.79		18
1/1/14 to 12/31/14	23.30	0.34		7.02	7.36	(0.38)	(3.26)	(3.64)	3.72	27.02	31.98		134	0.91		1.02	1.30		22
4/30/13(4) to 12/31/13	30.96	0.23		(3.08)	(2.85)	(0.50)	(4.31)	(4.81)	(7.66)	23.30	(10.45	)(6)	102	0.91	(5)	0.98 (5)	1.23	(5)	26 (9)
KAR Capital Growth Series
Class A
1/1/17 to 12/31/17	$24.09	(0.05)		8.75	8.70	—	(1.39)	(1.39)	7.31	$31.40	36.07%		$224,253	1.03%		1.13%	(0.16)%		21%
1/1/16 to 12/31/16	24.91	—	(12)	(0.22)	(0.22)	(0.60)	—	(0.60)	(0.82)	24.09	(0.86	)(13)	185,519	1.04	(11)(13)	1.18	(0.10	)(13)	23
1/1/15 to 12/31/15	22.79	(0.01)		2.13	2.12	—	—	—	2.12	24.91	9.26		210,094	1.04	(11)	1.21	(0.04)		19
1/1/14 to 12/31/14	20.41	(0.00)		2.39	2.39	(0.01)	—	(0.01)	2.38	22.79	11.73		217,038	1.03		1.19	(0.01)		29
1/1/13 to 12/31/13	15.82	0.04		4.61	4.65	(0.06)	—	(0.06)	4.59	20.41	29.44		218,264	1.03		1.14	0.19		30

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Total Distributions	Payment from Affiliate	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)	Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
KAR Small-Cap Growth Series
Class A
1/1/17 to 12/31/17	$21.61	(0.12)	8.93	8.81	—	(1.76)	(1.76)	—	7.05	$28.66	40.85%	$79,597	1.19%	1.30%	(0.49)%	18%
1/1/16 to 12/31/16	18.75	(0.06)	4.85	4.79	—	(1.93)	(1.93)	—	2.86	21.61	25.92	(13)	63,008	1.20	(11)(13)	1.37	(0.37	)(13)	18
1/1/15 to 12/31/15	20.73	(0.04)	0.23	0.19	—	(2.17)	(2.17)	—	(1.98)	18.75	0.73	55,872	1.20	(11)	1.41	(0.17)	18
1/1/14 to 12/31/14	21.72	(0.13)	1.29	1.16	—	(2.15)	(2.15)	—	(0.99)	20.73	5.50	63,483	1.19	1.38	(0.62)	20
1/1/13 to 12/31/13	15.66	(0.12)	6.39	6.27	(0.05)	(0.16)	(0.21)	—	6.06	21.72	40.20	70,948	1.19	1.33	(0.63)	28

Class I
1/1/17 to 12/31/17	$21.86	(0.06)	9.04	8.98	—	(1.76)	(1.76)	—	7.22	$29.08	41.16%	$1,858	0.94%	1.05%	(0.24)%	18%
1/1/16 to 12/31/16	18.90	0.01	4.88	4.89	—	(1.93)	(1.93)	—	2.96	21.86	26.25	(13)	353	0.95	(11)(13)	1.12	(0.10	)(13)	18
1/1/15 to 12/31/15	20.82	—	(12)	0.25	0.25	—	(2.17)	(2.17)	—	(1.92)	18.90	1.01	179	0.96	(11)	1.17	(0.02)	18
1/1/14 to 12/31/14	21.75	(0.07)	1.29	1.22	—	(2.15)	(2.15)	—	(0.93)	20.82	5.78	275	0.94	1.14	(0.34)	20
4/30/13(4) to 12/31/13	17.29	(0.03)	4.70	4.67	(0.05)	(0.16)	(0.21)	—	4.46	21.75	26.28	(6)	137	0.94	(5)	1.07	(5)	(0.23	)(5)	28	(9)
KAR Small-Cap Value Series
Class A
1/1/17 to 12/31/17	$16.69	0.05	3.23	3.28	(0.12)	(2.49)	(2.61)	—	0.67	$17.36	20.16%	$94,638	1.20%	1.34%	0.26%	20%
1/1/16 to 12/31/16	15.17	0.32	3.66	3.98	(0.34)	(2.12)	(2.46)	—	1.52	16.69	26.54	(13)	94,966	1.21	(11)(13)	1.40	1.85	(13)	22
1/1/15 to 12/31/15	17.03	0.09	(0.29)	(0.20)	(0.09)	(1.57)	(1.66)	—	(1.86)	15.17	(1.37)	92,834	1.22	(11)	1.43	0.56	16
1/1/14 to 12/31/14	17.72	0.10	0.24	0.34	(0.11)	(0.92)	(1.03)	—	(0.69)	17.03	1.83	113,030	1.20	1.41	0.61	26
1/1/13 to 12/31/13	12.66	0.04	5.11	5.15	(0.09)	—	(0.09)	—	5.06	17.72	40.77	135,352	1.20	1.35	0.25	14
Newfleet Multi-Sector Intermediate Bond Series
Class A
1/1/17 to 12/31/17	$9.14	0.41	0.20	0.61	(0.41)	—	(0.41)	—	0.20	$9.34	6.72%	$133,430	0.93%	0.96%	4.35%	62%
1/1/16 to 12/31/16	8.75	0.44	0.37	0.81	(0.42)	—	(0.42)	—	0.39	9.14	9.29	(13)	128,969	0.94	(11)(13)	1.00	4.82	(13)	68
1/1/15 to 12/31/15	9.25	0.45	(0.56)	(0.11)	(0.39)	—	(0.39)	—	(10)	(0.50)	8.75	(1.26)	134,558	0.95	(11)	1.03	4.89	55
1/1/14 to 12/31/14	9.54	0.48	(0.29)	0.19	(0.48)	—	(0.48)	—	(0.29)	9.25	1.90	154,915	0.94	1.01	4.93	48
1/1/13 to 12/31/13	9.88	0.51	(0.30)	0.21	(0.55)	—	(0.55)	—	(0.34)	9.54	2.25	171,995	0.94	0.96	5.23	56

Class I
1/1/17 to 12/31/17	$9.12	0.43	0.20	0.63	(0.43)	—	(0.43)	—	0.20	$9.32	7.00%	$1,378	0.68%	0.70%	4.54%	62%
1/1/16 to 12/31/16	8.74	0.47	0.35	0.82	(0.44)	—	(0.44)	—	0.38	9.12	9.46	(13)	242	0.69	(11)(13)	0.75	5.08	(13)	68
1/1/15 to 12/31/15	9.24	0.47	(0.56)	(0.09)	(0.41)	—	(0.41)	—	(10)	(0.50)	8.74	(1.00)	213	0.70	(11)	0.78	5.11	55
1/1/14 to 12/31/14	9.53	0.51	(0.29)	0.22	(0.51)	—	(0.51)	—	(0.29)	9.24	2.16	223	0.69	0.76	5.19	48
4/30/13(4) to 12/31/13	10.19	0.36	(0.44)	(0.08)	(0.58)	—	(0.58)	—	(0.66)	9.53	(0.89	)(6)	124	0.69	(5)	0.71	(5)	5.54	(5)	56	(9)

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital	Total Distributions	Change in Net Asset Value	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in thousands)	Ratio of Net Expenses to Average Net Assets(3)		Ratio of Gross Expenses to Average Net Assets (before waivers and reimbursements)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate
Rampart Enhanced Core Equity Series
Class A
1/1/17 to 12/31/17	$11.97	0.12	2.58	2.70	(0.21)	(2.39)	(.07)	(2.67)	0.03	$12.00	22.96%		$111,386	0.98%		1.16%	0.96%		241%
1/1/16 to 12/31/16	13.67	0.25	1.01	1.26	(0.18)	(2.78)	—	(2.96)	(1.70)	11.97	9.41	(13)	104,587	0.99	(11)(13)	1.20	1.41	(13)	241 (7)
1/1/15 to 12/31/15	16.91	0.13	(1.55)	(1.42)	(0.14)	(1.68)	—	(1.82)	(3.24)	13.67	(8.91)		109,913	0.99	(11)	1.23	0.83		94
1/1/14 to 12/31/14	17.23	0.16	1.51	1.67	(0.17)	(1.82)	—	(1.99)	(0.32)	16.91	9.64		139,122	0.98		1.20	0.91		53
1/1/13 to 12/31/13	14.23	0.11	4.39	4.50	(0.14)	(1.36)	—	(1.50)	3.00	17.23	31.81		150,383	0.98		1.14	0.84		54
Rampart Equity Trend Series
Class A
1/1/17 to 12/31/17	$11.27	(0.01)	2.31	2.30	—	(0.32)	—	(0.32)	1.98	$13.25	20.44%		$3,554	1.70%		2.08%	(0.08)%		80%
1/1/16 to 12/31/16	11.38	(0.02)	(0.09)	(0.11)	—	—	—	—	(0.11)	11.27	(0.97)		4,444	1.70	(11)	1.92	(0.19)		187
1/1/15 to 12/31/15	12.55	(0.11)	(1.06)	(1.17)	—	—	—	—	(1.17)	11.38	(9.32)		10,932	1.71	(11)	2.23	(0.92)		366
1/1/14 to 12/31/14	13.30	0.04	0.27	0.31	(0.05)	(1.01)	—	(1.06)	(0.75)	12.55	2.23		36,680	1.70	(8)	1.65	0.32		473
1/1/13 to 12/31/13	10.41	0.06	2.92	2.98	(0.05)	(0.04)	—	(0.09)	2.89	13.30	28.71		18,710	1.70		1.79	0.52		108

Class I
1/1/17 to 12/31/17	$11.35	0.02	2.33	2.35	—	(0.32)	—	(0.32)	2.03	$13.38	20.73%		$144	1.45%		1.85%	0.18%		80%
1/1/16 to 12/31/16	11.43	0.02	(0.10)	(0.08)	—	—	—	—	(0.08)	11.35	(0.70)		119	1.46	(11)	1.65	0.20		187
1/1/15 to 12/31/15	12.57	(0.08)	(1.06)	(1.14)	—	—	—	—	(1.14)	11.43	(9.00)		123	1.46	(11)	2.06	(0.57)		366
1/1/14 to 12/31/14	13.30	0.05	0.29	0.34	(0.06)	(1.01)	—	(1.07)	(0.73)	12.57	2.39		277	1.45	(8)	1.41	0.40		473
4/30/13(4) to 12/31/13	11.69	0.07	1.66	1.73	(0.08)	(0.04)	—	(0.12)	1.61	13.30	14.64	(6)	140	1.45	(5)	1.50 (5)	0.89	(5)	108 (9)
Strategic Allocation Series
Class A
1/1/17 to 12/31/17	$10.88	0.16	1.89	2.05	(0.23)	(0.08)	—	(0.31)	1.74	$12.62	18.97%		$97,028	0.98%		1.06%	1.31%		38%
1/1/16 to 12/31/16	12.34	0.24	(0.14)	0.10	(0.21)	(1.35)	—	(1.56)	(1.46)	10.88	0.82	(13)	93,276	0.99	(11)(13)	1.09	1.96	(13)	114
1/1/15 to 12/31/15	14.30	0.25	(0.98)	(0.73)	(0.24)	(0.99)	—	(1.23)	(1.96)	12.34	(5.38)		106,825	0.99	(11)	1.13	1.79		75
1/1/14 to 12/31/14	14.41	0.28	0.80	1.08	(0.32)	(0.87)	—	(1.19)	(0.11)	14.30	7.51		129,473	0.98		1.11	1.89		47
1/1/13 to 12/31/13	13.48	0.27	2.13	2.40	(0.29)	(1.18)	—	(1.47)	0.93	14.41	17.99		137,453	0.98		1.06	1.88		49

The footnote legend is at the end of the Financial Highlights.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING

THROUGHOUT EACH PERIOD

Footnote Legend:

(1)	Computed using average shares outstanding.
(2)	The total return does not include the expenses associated with the annuity or life insurance policy through which you invest.
(3)	Each Series will also indirectly bear its prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(4)	Inception date.
(5)	Annualized.
(6)	Not Annualized.
(7)	The increase in the portfolio turnover rate is due to a change in the subadviser associated with a strategy change on the Series.
(8)	See Note 3D in the Notes to Financial Statements for information on recapture of expense previously waived.
(9)	Portfolio turnover is representative of the Series for the entire period.
(10)	Amount is less than $.005 per share and payment from affiliate had no impact on total performance.
(11)	Net expense ratios include proxy expenses.
(12)	Amount is less than $.005 per share.
(13)	Custody fees reimbursed were excluded from the Ratio of Net Expenses to Average Net Assets and Ratio of Net Investment Income (Loss) to Average Net Assets. If included the impact would have been to lower the Ratio of Net Expenses and increase the Ratio of Net Investment Income (Loss) as follows:
Duff & Phelps International Series 0.04%,
Duff & Phelps Real Estate Securities Series 0.02% (Class A) and 0.03% (Class I),
KAR Capital Growth Series 0.10%,
KAR Small-Cap Growth Series 0.09% (Class A) and 0.14% (Class I),
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04% (Class A) and 0.05% (Class I),
Rampart Enhanced Core Equity Series 0.46%,
Strategic Allocation Series 0.03%.

Custody fees reimbursed were included in Total Return. If excluded the impact would have been to lower the Total Return as follows:
Duff & Phelps International Series 0.04%,
Duff & Phelps Real Estate Securities Series 0.03%,
KAR Capital Growth Series 0.10%,
KAR Small-Cap Growth Series 0.08%,
KAR Small-Cap Value Series 0.08%,
Newfleet Multi-Sector Intermediate Bond Series 0.04%,
Rampart Enhanced Core Equity Series 0.44%,
Strategic Allocation Series 0.03%.

The amounts reflected in the Statements of Operations for 2017 were immaterial and do not impact the financial highlights.

Please refer to Note 14 in the Notes to Financial Statements for a further explanation on the custody fees reimbursed.

See Notes to Financial Statements

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017

Note 1—Organization

Virtus Variable Insurance Trust (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It was formed on February 18, 1986, as a Massachusetts business trust, commenced operations on December 5, 1986, and was reorganized as a Delaware statutory trust on February 14, 2011.

The Trust is organized with series, which are currently available only to separate accounts of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies. As of the date of this report the Trust is comprised of nine series (each a “Series”), each reported in this annual report. Each Series’ investment objective is outlined in the respective Series Summary page.

Each Series offers Class A shares. The Duff & Phelps International Series, Duff & Phelps Real Estate Securities Series, KAR Small-Cap Growth Series, Newfleet Multi-Sector Intermediate Bond Series, and Rampart Equity Trend Series also offer Class I shares.

Note 2—Significant Accounting Policies

The Trust is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements, and for derivatives, included in Note 6 below. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

A.	Security Valuation

Security valuation procedures for each Series, which include nightly price variance, as well as back-testing items such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board. All internally fair valued securities are approved by a valuation committee appointed by the Board (the “Valuation Committee”). The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model. Fair valuations are reviewed by the Board at least quarterly.

Each Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Series’ policy is to recognize transfers between levels at the end of the reporting period.

• Level 1 –	quoted prices in active markets for identical securities (security types generally include listed equities).

• Level 2 –	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to a Series’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Series calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Series fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2017

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Series’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B.	Security Transactions and Investment Income

Security transactions are recorded on the trade date. Realized gains and losses from the sales of securities are determined on the identified cost basis. Dividend income is recognized on the ex-dividend date or, in the case of certain foreign securities, as soon as a Series is notified. Interest income is recorded on the accrual basis. Each Series amortizes premiums and accretes discounts using the effective interest method.

Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from the REIT investments based on historical information and other industry sources. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C.	Income Taxes

Each Series is treated as a separate taxable entity. It is the intention of each Series to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

Certain Series may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Series will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

Management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. As of December 31, 2017, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2014 forward (with limited exceptions).

D.	Distributions to Shareholders

Distributions are recorded by each Series on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from U.S. GAAP.

E.	Expenses

Expenses incurred together by a Series and other affiliated open- and closed-end funds are allocated in proportion to the net assets of each such Series/fund, except where allocation of direct expenses to each Series/fund or an alternative allocation method can be more appropriately used.

In addition to the net annual operating expenses that a Series bears directly, the contract owners, as investors in the Series, indirectly bear the Series’ pro rata expenses of any underlying open- and closed-end funds in which the Series invests.

F.	Foreign Currency Transactions

Non-U.S. investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Series do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

G.	Loan Agreements

Certain Series may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Series may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Series’ investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When investing in loan participations, a Series has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. A Series generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Series may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Series purchases assignments from lenders it acquires direct rights against the borrower on the loan.

A Series may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally LIBOR (London Interbank Offered Rate), the prime rate offered by one or more

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2017

U.S. banks or the certificate of deposit rate. When a loan agreement is purchased a Series may pay an assignment fee. On an ongoing basis, a Series may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

H.	When-issued Purchases and Forward Commitments (Delayed Delivery)

Certain Series may engage in when-issued or forward commitment transactions. Securities purchased on a when-issued or forward commitment basis are also known as delayed delivery transactions. Delayed delivery transactions involve a commitment by a Series to purchase or sell a security at a future date (ordinarily up to 90 days later). When-issued or forward commitments enable a Series to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. Each Series records when-issued and delayed delivery securities on the trade date. Each Series maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I.	Earnings Credit and Interest

Through arrangements with the Series’ previous custodian which ended on various dates in September 2017, most Series received either an earnings credit or interest on agreed upon target un-invested cash balances to reduce each Series’ custody expenses. The credits are reflected as “Earnings credit from custodian” and the interest is reflected under “Interest income” in the Series’ Statements of Operations for the period, as applicable.

J.	Interest-Only and Principal-Only Securities

Certain Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities represent a participation in, or are secured by, or payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Stripped mortgage-backed securities include interest-only securities (IOs) which receive all of the interest, and principal-only securities (POs) which receive all of the principal. The market value of these securities is highly sensitive to changes in interest rates and a rapid (slow) rate of principal payments may have an adverse (positive) effect on yield to maturity. Payments received for IOs are included in interest income.

Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity and these adjustments are also included in interest income. Payments received for POs are treated as reductions to the cost and par value of the securities. Any pay down gains or losses associated with the payments received are included in interest income. If the underlying mortgage assets are greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities.

Note 3—Investment Advisory Fees and Related Party Transactions

($ reported in thousands except as noted)

A.	Adviser

Virtus Investment Advisers, Inc. (the “Adviser”), an indirect wholly owned subsidiary of Virtus Investment Partners, Inc. (“Virtus”), is the investment adviser to the Series. The Adviser manages the Series’ investment programs and general operations of the Series, including oversight of the Series’ subadvisers.

As compensation for its services to the Series, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Series:

Series	First $250 Million	Next $250 Million	Over $500 Million
Duff & Phelps International Series	0.75%	0.70%	0.65%
KAR Capital Growth Series	0.70	0.65	0.60
Newfleet Multi-Sector Intermediate Bond Series	0.50	0.45	0.40
Rampart Enhanced Core Equity Series	0.70	0.65	0.60
Strategic Allocation Series	0.55	0.50	0.45

	First $1 Billion	Next $1 Billion	Over $2 Billion
Duff & Phelps Real Estate Securities Series	0.75%	0.70%	0.65%

	First $1 Billion	$1+ Billion
KAR Small-Cap Growth Series	0.85%	0.80%

	First $400 Million	$400 Million to $1 Billion	Over $1 Billion
KAR Small-Cap Value Series	0.90%	0.85%	0.80%

		Rate
Rampart Equity Trend Series		1.00%

During the period covered by these financial statements, each of Newfleet Multi-Sector Intermediate Bond Series and Strategic Allocation Series invested a portion of its assets in Virtus Newfleet Credit Opportunities Fund, an affiliated mutual fund. In order to avoid any duplication of advisory

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2017

fees, the Adviser has voluntarily waived its advisory fees in an amount equal to that which would otherwise be paid by the Series on the assets invested in the Virtus Newfleet Credit Opportunities Fund. For the period covered by these financial statements, the waivers amounted to $15 and $2, respectively. These waivers are in addition to the expense limitation and/or fee waiver covered elsewhere in these financial statements and are included in the Statements of Operations in “expenses reimbursed and/or waived by investment adviser.”

B.	Subadvisers

The subadvisers manage the investments of each Series for which they are paid a fee by the Adviser. A list of the subadvisers and the Series they serve is as follows:

Series	Subadviser
Duff & Phelps International Series	Duff & Phelps Investment Management Co. (“DPIM”)*
Duff & Phelps Real Estate Securities Series	DPIM*
KAR Capital Growth Series	Kayne Anderson Rudnick Investment Management, LLC (“KAR”)*
KAR Small-Cap Growth Series	KAR*
KAR Small-Cap Value Series	KAR*
Newfleet Multi-Sector Intermediate Bond Series	Newfleet Asset Management, LLC (“NF”)*

Series	Subadviser
Rampart Enhanced Core Equity Series	Rampart Investment Management Company, LLC* (“RIMCO”)
Rampart Equity Trend Series	RIMCO*
Strategic Allocation Series:
Equity Portfolio (domestic)	KAR*
Equity Portfolio (international)	DPIM*
Fixed Income Portfolio	NF*

*	An indirect wholly owned subsidiary of Virtus.

C.	Expense Limits

The Adviser has contractually agreed to limit the total operating expenses (excluding front-end or contingent deferred loads, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) of each Series, so that such expenses do not exceed, on an annualized basis, the following percentages of average net assets, through April 30, 2018:

	Maximum Total Operating Expenses
	Class A	Class I
Duff & Phelps International Series	1.18%	0.93%
Duff & Phelps Real Estate Securities Series	1.16	0.91
KAR Capital Growth Series	1.03	—
KAR Small-Cap Growth Series	1.19	0.94
KAR Small-Cap Value Series	1.20	—
Newfleet Multi-Sector Intermediate Bond Series	0.94	0.69
Rampart Enhanced Core Equity Series	0.98	—
Rampart Equity Trend Series	1.70	1.45
Strategic Allocation Series	0.98	—

D.	Expense Recapture

Under certain conditions, the Adviser may recapture operating expenses reimbursed or fees waived under these arrangements within three years after the date on which such amounts were incurred or waived. A Series must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations or, if none, the expense limitation in effect at the time of the waiver or reimbursement. All or a portion of the following Adviser reimbursed expenses may be recaptured by the fiscal year ending:

	Expiration Date
	2018	2019	2020	Total
Duff & Phelps International Series	$265	$126	$63	$454
Duff & Phelps Real Estate Securities Series	105	72	40	217
KAR Capital Growth Series	375	275	212	862
KAR Small-Cap Growth Series	126	100	82	308
KAR Small-Cap Value Series	219	172	134	525
Newfleet Multi-Sector Intermediate Bond Series	118	71	26	215
Rampart Enhanced Core Equity Series	300	209	196	705
Rampart Equity Trend Series	103	13	16	132
Strategic Allocation Series	168	102	75	345

E.	Administrator and Distributor

Virtus Fund Services, LLC, an indirect wholly owned subsidiary of Virtus, serves as administrator to the Series.

For the year ended December 31, 2017 (the “period”), the Series incurred administration fees totaling $920 which are included in the Statements of Operations within the line item “Administration fees.” A portion of these fees was paid to an outside entity that also provides services to the Series.

VP Distributors, LLC (“VP Distributors”), an indirect wholly owned subsidiary of Virtus, serves as the distributor of each Series’ shares. Each Series pays VP Distributors distribution and/or service fees under a Board-approved Rule 12b-1 plan, at the annual rate of 0.25% of the average daily net

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2017

assets of such Series’ Class A shares. Class I shares are not subject to a Rule 12b-1 plan. For the period ended December 31, 2017, the Series incurred distribution fees totaling $2,433 which are included in the Statements of Operations within the line item “Distribution and service fees.” A portion of these fees was paid to certain insurance companies for marketing and/or shareholder services provided to contract owners.

F.	Affiliated Accounts

At December 31, 2017, Virtus and its affiliates, and the retirement plans of Virtus and its affiliates, held shares of certain Series which may be redeemed at any time, that aggregated to the following:

	Shares	Aggregate Net Asset Value
Duff & Phelps International Series
Class I	8,033	$100
Duff & Phelps Real Estate Securities Series
Class I	7,192	138
KAR Small-Cap Growth Series
Class I	8,270	240
Newfleet Multi-Sector Intermediate Bond Series
Class I	12,598	118
Rampart Equity Trend Series
Class I	9,571	128

G.	Investments in Affiliates

A summary of the total long-term and short-term purchases and sales of an affiliated fund, Virtus Newfleet Credit Opportunities Fund, during the period ended December 31, 2017, is as follows:

	Value, beginning of period	Purchases	Sales Proceeds	Net realized gain (loss) on affiliated fund	Net change in unrealized appreciation (depreciation) on affiliated fund	Value, end of period	Dividend Income	Distributions of Realized Gains
Newfleet Multi-Sector Intermediate Bond Series	$3,074	$—	$—	$—	$(72)	$3,002	$188	$—
Strategic Allocation Series	332	—	—	—	(8)	324	20	—

H.	Trustee Compensation

The Trust provides a deferred compensation plan for its Trustees who receive compensation from the Trust. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Trust, and then, to the extent permitted by the 1940 Act, in turn, may be invested in the shares of affiliated or unaffiliated mutual funds selected by the participating Trustees. Investments in such instruments are included in “Other Assets” on the Statement of Assets and Liabilities at December 31, 2017.

Note 4—Purchases and Sales of Securities

($ reported in thousands)

Purchases and sales of securities (excluding U.S. Government and agency securities, forward currency contracts, written options, and short-term investments) during the period ended December 31, 2017, were as follows:

	Purchases	Sales
Duff & Phelps International Series	$143,826	$154,480
Duff & Phelps Real Estate Securities Series	18,954	24,397
KAR Capital Growth Series	44,129	62,944
KAR Small-Cap Growth Series	12,053	21,020
KAR Small-Cap Value Series	18,004	30,851
Newfleet Multi-Sector Intermediate Bond Series	71,735	72,622
Rampart Enhanced Core Equity Series	252,138	263,635
Rampart Equity Trend Series	3,198	4,800
Strategic Allocation Series	33,338	43,553

Purchases and sales of long-term U.S. Government and agency securities during the period ended December 31, 2017, were as follows:

	Purchases	Sales
Newfleet Multi-Sector Intermediate Bond Series	$11,688	$9,379
Strategic Allocation Series	2,975	3,833

Note 5—Credit Risk and Asset Concentration

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Series’ ability to repatriate such amounts.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2017

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the Adviser and/or subadvisers to accurately predict risk.

Certain Series may invest in ETFs, which may expose the Series to the risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.

Investing in sector funds or non-diversified funds may be more volatile than investing in broadly diversified funds, and may be more susceptible to adverse economic, political or regulatory developments affecting a single issuer than would be the case if it were more broadly diversified.

Certain Series may invest a high percentage of their assets in specific sectors of the market in the pursuit of their investment objectives. Fluctuations in these sectors of concentration may have a greater impact on a Series, positive or negative, than if the Series did not concentrate its investments in such sectors.

At December 31, 2017, the Series below held securities in specific sectors as detailed below:

Series	Sector	Percentage of Total Investments
Duff & Phelps International Series	Financials	29%
KAR Capital Growth Series	Information Technology	42
KAR Small-Cap Growth Series	Information Technology	28

Note 6—Derivative Financial Instruments and Transactions

($ reported in thousands)

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Series uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Series’ results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instrument used by certain Series.

Forward Currency Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by a Series, help to manage the overall exposure to the currencies in which some of the investments held by the Series are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized appreciation or depreciation. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of the contract changes unfavorably due to movements in the value of the referenced foreign currencies. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of foreign currency.

During the fiscal period, the Duff & Phelps International Series entered into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). Forward foreign currency contracts outstanding at period end, if any, are listed after each Series’ Schedule of Investments.

These foreign currency contracts were executed under the ISDA 2002 Master Agreement without any Schedule thereto and without the requirement of posting any collateral to the counterparty.

The following is a summary of the Series’ foreign currency exchange contracts which have a primary risk exposure as of December 31, 2017:

Statements of Assets and Liabilities
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$—
Liabilities
Unrealized depreciation on forward foreign currency exchange contracts	—

$—

Statements of Operations
Net realized gain (loss) on forward foreign currency exchange contracts	$(1,143)
Net Change in Unrealized Appreciation / (Depreciation) on forward foreign currency exchange contracts	(496)

$(1,639)

For the period ended December 31, 2017, the average daily cost of foreign currency exchange contracts purchased were $18,197 and the average daily cost of foreign currency exchange contracts sold were $21,293.

Options Contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Series may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if the Series anticipates a significant market or sector advance. A Series doing so is subject to equity price risk in the normal course of pursuing its investment objective(s).

When a Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Series designated to cover outstanding written options are noted in the Schedules of Investments. Purchased options are reported as an asset within “Investment in unaffiliated securities at value” on the Statements of Assets and Liabilities. Options written are reported as a liability within “Written options at value.” Changes in value of the purchased option are included in “Net change in unrealized appreciation (depreciation) on investments” in the Statements of Operations. Changes in value of written options are included in “Net change in unrealized appreciation (depreciation) on written options” in the Statements of Operations.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2017

If an option expires unexercised, the Series realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in “Net realized gain (loss) on investments” in the Statements of Operations. Gain or loss on written options is presented separately as “Net realized gain (loss) on written options” in the Statements of Operations.

The risk in writing call options is that the Series gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Series may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

The Rampart Enhanced Core Equity Series invests in written covered call options contracts in an attempt to manage equity price risk and with the purpose of generating realized gains.

The following is a summary of the Rampart Enhanced Core Equity Series’ derivative instrument holdings categorized by primary risk exposure (equity contracts) in the financial statements as of December 31, 2017:

Statements of Assets and Liabilities
Rampart Enhanced Core Equity
Assets: Purchased options at value	$88 (1)
Liabilities: Written options at value	(161)

Net asset (liability) balance	$(73)

Statements of Operations
	Rampart Enhanced Core Equity
Net realized gain (loss) on purchased options	$(4,640	)(2)
Net realized gain (loss) on written options	8,254
Net change in unrealized appreciation (depreciation) on purchased options	(56	)(3)
Net change in unrealized appreciation (depreciation) on written options	114

Total net realized and unrealized gain (loss)	$3,672

(1)	Amount included in Investment in unaffiliated securities at value.
(2)	Amount included in Net realized gain (loss) on unaffiliated investments.
(3)	Amount included in Net change in unrealized appreciation (depreciation) on unaffiliated investments.

For the period ended December 31, 2017, Rampart Enhanced Core Equity Series’ average daily premiums paid by the Series for purchased options were $152 and the average daily premiums received for written options by the Series were $315.

Note 7—Indemnifications

Under the Trust’s organizational documents and in separate agreements between each Trustee and the Trust, its Trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust and its Series. In addition, in the normal course of business, the Trust and the Series enter into contracts that provide a variety of indemnifications to other parties. The Trust’s and/or the Series’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust or the Series and that have not occurred. However, neither the Trust nor the Series has had prior claims or losses pursuant to these arrangements and they each expect the risk of loss to be remote.

Note 8—Manager of Managers

The Trust and the Adviser have received an exemptive order from the SEC that permits the Adviser, subject to certain conditions and without the approval of shareholders to: (a) select both unaffiliated subadvisers and certain wholly-owned affiliated subadvisers to manage all or a portion of the assets of a Series, and enter into subadvisory agreements with such subadvisers, and (b) materially amend subadvisory agreements with such subadvisers. In such circumstances, shareholders would receive notice of such action.

Note 9—Mixed and Shared Funding

Shares of the Series are not directly offered to the public. Shares of the Series are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by participating insurance companies.

The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in U.S. federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. The Trust’s Trustees do not foresee any such differences or disadvantages at this time. However, the Trust’s Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in the Series, or shares of another Series may be substituted.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2017

Note 10—Federal Income Tax Information

($ reported in thousands)

At December 31, 2017, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

Series	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Duff & Phelps International Series	$159,387	$29,032	$(4,772)	$24,260
Duff & Phelps Real Estate Securities Series	54,564	24,001	(985)	23,016
KAR Capital Growth Series	120,365	104,814	(733)	104,081
KAR Small-Cap Growth Series	41,027	40,826	(165)	40,661
KAR Small-Cap Value Series	61,048	35,162	(1,505)	33,657
Newfleet Multi-Sector Intermediate Bond Series	133,417	3,615	(3,559)	56
Rampart Enhanced Core Equity Series (Including Purchased Options)	99,568	13,258	(1,827)	11,431
Rampart Enhanced Core Equity Series (Written Options)	(161)	—	—	—
Rampart Equity Trend Series	2,886	842	(18)	824
Strategic Allocation Series	83,281	14,680	(970)	13,710

Certain Series have capital loss carryovers available to offset future realized capital gains, through the indicated expiration dates shown below:

	No Expiration		Total
Series	Short-Term	Long-Term
Duff & Phelps International Series	$9,367	$—	$9,367
Newfleet Multi-Sector Intermediate Bond Series	101	2,619	2,720
Rampart Equity Trend Series	2,636	—	2,636

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for tax years beginning after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Capital loss carryover may be subject to limits on use of losses.

For the year ended December 31, 2017, the following Series utilized losses deferred in prior years against current year capital gains:

Duff & Phelps International Series	$3,706
KAR Capital Growth Series	5,033
Newfleet Multi-Sector Intermediate Bond Series	314
Rampart Equity Trend Series	143

For the year ended December 31, 2017, the following Series had capital loss carryovers which expired:

Newfleet Multi-Sector Intermediate Bond Series	$1,228

Capital losses realized after October 31 and certain late year losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2017, the following Series deferred and recognized qualified late year losses as follows:

	Late Year Ordinary Losses Deferred	Late Year Ordinary Losses Recognized	Capital Loss Deferred	Capital Loss Recognized
Newfleet Multi-Sector Intermediate Bond Series	$—	$—	$27	$718
Rampart Equity Trend Series	—	—	—	18

The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which are disclosed in the beginning of this note) consist of the following:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Duff & Phelps International Series	$1,674	$—
Duff & Phelps Real Estate Securities Series	309	1,108
KAR Capital Growth Series	—	4,516
KAR Small-Cap Growth Series	93	2,596
KAR Small-Cap Value Series	212	2,088
Newfleet Multi-Sector Intermediate Bond Series	233	—
Rampart Enhanced Core Equity Series	—	—
Rampart Equity Trend Series	1	26
Strategic Allocation Series	298	462

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2017

The tax character of dividends and distributions paid during the years ended December 31, 2017, and 2016 was as follows:

		Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Duff & Phelps International Series	2017	$2,826	$—	$—	$2,826
	2016	1,467	36,155	—	37,622
Duff & Phelps Real Estate Securities Series	2017	1,692	6,887	—	8,579
	2016	2,001	12,250	—	14,251
KAR Capital Growth Series	2017	—	9,483	—	9,483
	2016	4,514	—	—	4,514
KAR Small-Cap Growth Series	2017	445	4,302	—	4,747
	2016	677	4,633	—	5,310
KAR Small-Cap Value Series	2017	1,924	11,091	—	13,015
	2016	2,427	10,074	—	12,501
Newfleet Multi-Sector Intermediate Bond Series	2017	5,793	—	—	5,793
	2016	5,851	—	—	5,851
Rampart Enhanced Core Equity Series	2017	15,209	5,334	531	21,074
	2016	1,666	19,641	—	21,307
Rampart Equity Trend Series	2017	—	88	—	88
	2016	—	—	—	—
Strategic Allocation Series	2017	1,796	646	—	2,442
	2016	1,648	10,307	—	11,955

For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Series. As of December 31, 2017, the Series recorded reclassifications to increase (decrease) the accounts as listed below:

	Capital Paid In on Shares of Beneficial Interest	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income (Loss)
Duff & Phelps International Series	$—	$(349)	$349
Duff & Phelps Real Estate Securities Series	—	—	—
KAR Capital Growth Series	(304)	55	249
KAR Small-Cap Growth Series	(1)	(313)	314
KAR Small-Cap Value Series	—	(89)	89
Newfleet Multi-Sector Intermediate Bond Series	(1,216)	1,464	(248)
Rampart Enhanced Core Equity Series	— (1)	(65)	65
Rampart Equity Trend Series	(3)	—	3
Strategic Allocation Series	— (1)	(67)	67

(1)	Amount is less than $500.

Note 11—Illiquid and Restricted Securities

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment.

Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Series will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

The following Series held securities considered to be illiquid at December 31, 2017:

($ reported in thousands)

Series	Aggregate Value	% of Series’ Net Assets
Newfleet Multi-Sector Intermediate Bond Series	$157	0.1%
Strategic Allocation Series	1	0.0

At December 31, 2017, the Series did not hold any securities that were illiquid and restricted except as noted in the table above.

VIRTUS VARIABLE INSURANCE TRUST

NOTES TO FINANCIAL STATEMENTS (Continued)

DECEMBER 31, 2017

Note	12—10% Shareholders

As of December 31, 2017, each Series had individual shareholder account(s) (comprised of participating insurance companies to fund variable accumulation annuity contracts and variable universal life insurance policies), which individually amounted to more than 10% of the total shares outstanding of each such Series as detailed below:

	% of Total Shares Outstanding	Number of Accounts
Duff & Phelps International Series	98%	2
Duff & Phelps Real Estate Securities Series	87	2
KAR Capital Growth Series	100	2
KAR Small-Cap Growth Series	99	2
KAR Small-Cap Value Series	100	2
Newfleet Multi-Sector Intermediate Bond Series	97	4
Rampart Enhanced Core Equity Series	99	2
Rampart Equity Trend Series	96	3
Strategic Allocation Series	100	2

Note 13—Borrowings

($ reported in thousands)

On September 18, 2017, the Series and other affiliated funds entered into a $150,000 unsecured line of credit. This Credit Agreement is with a commercial bank that allows the Series to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third or one-fifth of each Series’ total net assets in accordance with the terms of the agreement. This Credit Agreement has a term of 364 days. Interest is charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees are charged on the undrawn balance. The Series and other affiliated funds that are parties are individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank has the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default.

On June 29, 2016, the Series and other affiliated funds renewed a $50,000 secured line of credit. This Credit Agreement was with a commercial bank that allowed the Series to borrow cash from the bank to manage large unexpected redemptions and trade fails, up to a limit of one-third of each Series’ total net assets in accordance with the terms of the agreement. This Credit Agreement had a term of 364 days and was renewable by the Series with the bank’s consent and approval of the Board. Interest was charged at the higher of the LIBOR or the Federal Funds rate plus an additional percentage rate on the amount borrowed. Commitment fees were charged on the undrawn balance. The Series and other affiliated funds that were parties were individually, and not jointly, liable for their particular advances, if any, under the line of credit. The lending bank had the ability to require repayment of outstanding borrowings under this Credit Agreement upon certain circumstances such as an event of default. On June 14, 2017, the term of this Credit Agreement was extended for an additional 90 days. Effective September 18, 2017, this Credit Agreement was terminated and replaced by a new credit facility.

The Series had no outstanding borrowings at any time during the period ended December 31, 2017.

Note 14—Custody Fees Reimbursed

State Street Bank & Trust, custodian for some of the Series through January 29, 2010, reimbursed the Series for out-of-pocket custody expenses overbilled for the period 1998 through January 29, 2010. Amounts were reimbursed during both fiscal years ended 2016 and 2017. The amounts reimbursed, including interest, are shown in the Statement of Operations under “Custody fees reimbursed.”

Note 15—Regulatory Matters and Litigation

From time to time, the Trust, the Series, the Series’ Adviser and/or subadvisers and/or their affiliates may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Series’ Adviser believes that the outcomes of such matters are not likely, either individually or in aggregate, to be material to these financial statements.

Note 16—Recent Accounting Pronouncements

In October 2016, the SEC released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. The financial statements presented are in compliance with the most recent Regulation S-X amendments.

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

Note 17—Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements were available for issuance and has determined that there are no subsequent events requiring recognition or disclosure in these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Virtus Variable Insurance Trust and Shareholders of Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Capital Growth Series, Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Rampart Enhanced Core Equity Series, Virtus Rampart Equity Trend Series and Virtus Strategic Allocation Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Virtus Duff & Phelps International Series, Virtus Duff & Phelps Real Estate Securities Series, Virtus KAR Capital Growth Series, Virtus KAR Small-Cap Growth Series, Virtus KAR Small-Cap Value Series, Virtus Newfleet Multi-Sector Intermediate Bond Series, Virtus Rampart Enhanced Core Equity Series, Virtus Rampart Equity Trend Series and Virtus Strategic Allocation Series (constituting Virtus Variable Insurance Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 23, 2018

We have served as the auditor of one or more investment companies in Virtus Variable Insurance Trust since 1982.

VIRTUS VARIABLE INSURANCE TRUST

TAX INFORMATION NOTICE (UNAUDITED)

DECEMBER 31, 2017

For the fiscal year ended December 31, 2017, the Series make the following disclosures for federal income tax purposes: the percentages of ordinary income dividends earned by the Series which qualify for the dividends received deduction (“DRD”) for corporate shareholders; the actual percentage of DRD for the calendar year will be designated in year-end tax statements. The Series designate the amounts below as long-term capital gains dividends (“LTCG”) taxable at a 20% rate, or lower depending on the shareholder’s income ($ reported in thousands). LTCG amounts, if subsequently different, will be designated in the next annual report.

	DRD	LTCG
Duff & Phelps International Series	1%	$—
Duff & Phelps Real Estate Securities Series	—	5,426
KAR Capital Growth Series	—	13,999
KAR Small-Cap Growth Series	100	6,642
KAR Small-Cap Value Series	100	10,228
Newfleet Multi-Sector Intermediate Bond Series	—	—
Rampart Enhanced Core Equity Series	12	2,793
Rampart Equity Trend Series	100	114
Strategic Allocation Series	22	806

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES

The Board of Trustees (the “Board”) of Virtus Variable Insurance Trust (the “Trust”) is responsible for determining whether to approve the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and Virtus Investment Advisers, Inc. (“VIA”) and of each subadvisory agreement (each, a “Subadvisory Agreement” and collectively, the “Subadvisory Agreements”) (together with the Advisory Agreement, the “Agreements”) with respect to the series (individually and collectively, the “Series”) of the Trust. At in-person meetings held on November 3, 2017 and November 15-16, 2017 (the “Meetings”), the Board, including a majority of the Trustees who are not interested persons of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (such Act, the “1940 Act” and such Trustees, the “Independent Trustees”), considered and approved the continuation of each Agreement due for renewal as further discussed below. In addition, prior to the Meetings, the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided.

In connection with the approval of the Agreements, the Board requested and evaluated information provided by VIA and each subadviser (each, a “Subadviser” and collectively, the “Subadvisers”) which, in the Board’s view, constituted information necessary for the Board to form a judgment as to whether the renewal of each of the Agreements would be in the best interests of each applicable Series and its respective shareholders. The Board also considered information furnished throughout the year at regular Board meetings with respect to the services provided by VIA and the Subadvisers, including quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from the Subadvisers with respect to the Series they manage. The Board noted the affiliation of the Subadvisers with VIA and any potential conflicts of interest.

The Board was separately advised by independent legal counsel throughout the process. For each Agreement, the Board considered all the criteria separately with respect to the applicable Series and its shareholders. In their deliberations, the Board considered various factors, including those discussed below, none of which were controlling, and each Trustee may have attributed different weights to the various factors. The Independent Trustees also discussed the proposed approval of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

In considering whether to approve the renewal of the Agreements with respect to each Series, the Board reviewed and analyzed the factors it deemed relevant, including: (1) the nature, extent and quality of the services to be provided to the Series by VIA and each of the Subadvisers; (2) the performance of the Series as compared to an appropriate peer group and an appropriate index; (3) the level and method of computing each Series’ advisory and subadvisory fees, and comparisons of the Series’ advisory fee rates with those of a group of funds with similar investment objective(s); (4) the profitability of VIA under the Advisory Agreement; (5) any “fall-out” benefits to VIA, the Subadvisers and their affiliates (i.e., ancillary benefits realized by VIA, the Subadvisers or their affiliates from VIA’s or the applicable Subadviser’s relationship with the Trust); (6) the anticipated effect of growth in size on each Series’ performance and expenses; (7) fees paid to VIA and the Subadvisers by comparable accounts, as applicable; (8) possible conflicts of interest; and (9) the terms of the Agreements.

Nature, Extent and Quality of Services. The Trustees received in advance of the Meetings information provided by VIA and each Subadviser, including completed questionnaires concerning a number of topics, including such company’s investment philosophy, resources, operations and compliance structure. The Trustees also received a presentation by VIA’s senior management personnel, during which among other items, VIA’s history, investment process, investment strategies, personnel, compliance procedures and the firm’s overall performance were reviewed and discussed. The Trustees noted that the Series are managed using a “manager of managers” structure that generally involves the use of one or more subadvisers to manage some or all of a Series’ portfolio. Under this structure, VIA is responsible for oversight of the Series’ investment programs and day-to-day operations and for evaluating and selecting subadvisers on an ongoing basis and making any recommendations to the Board regarding hiring, retaining or replacing subadvisers. In considering the Advisory Agreement with VIA, the Board considered VIA’s process for supervising and managing subadvisers, including (a) VIA’s ability to select and monitor the subadvisers; (b) VIA’s ability to provide the services necessary to monitor the subadvisers’ compliance with the Series’ respective investment objective(s), policies and restrictions as well as provide other oversight activities; and (c) VIA’s ability and willingness to identify instances in which a subadviser should be replaced and to carry out the required changes. The Trustees also considered: (a) the experience and capability of VIA’s management and other personnel; (b) the financial condition of VIA, and whether it had the financial wherewithal to provide a high level and quality of services to the Series; (c) the quality of VIA’s own regulatory and legal compliance policies, procedures and systems; (d) the nature, extent and quality of administrative and other services provided by VIA and its affiliates to the Series; (e) VIA’s supervision of the Series’ other service providers; and (f) VIA’s risk management processes. It was noted that affiliates of VIA serve as administrator and distributor to the Series. The Board also took into account its knowledge of VIA’s management and the quality of the performance of VIA’s duties through Board meetings, discussions and reports during the preceding year, as well as information from the Trust’s Chief Compliance Officer regarding the Series’ compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act.

With respect to the services provided by each of the Subadvisers, the Board considered information provided to the Board by each Subadviser, including each Subadviser’s Form ADV, as well as information provided throughout the past year. With respect to the Subadvisory Agreements, the Board noted that each Subadviser provided portfolio management, compliance with the respective Series’ investment policies and procedures, compliance with applicable securities laws and assurances thereof. The Board also noted that VIA’s and the Subadvisers’ management of the Series is subject to the oversight of the Board and must be carried out in accordance with the investment objectives, policies and restrictions set forth in the Series’ prospectuses and statement of additional information. In considering the renewal of the Subadvisory Agreements, the Board also considered each Subadviser’s investment management process, including (a) the experience and capability of the Subadviser’s management and other personnel committed by the Subadviser to the respective Series; (b) the financial condition of the Subadviser; (c) the quality of the Subadviser’s regulatory and legal compliance policies, procedures and systems; and (d) the Subadviser’s brokerage and trading practices, including with respect to best execution and soft dollars. The Board also took into account each Subadviser’s risk assessment and monitoring process. The Board noted each Subadviser’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate.

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

After considering all of the information provided to them, the Trustees concluded that the nature, extent and quality of the services provided by VIA and each Subadviser were satisfactory and that there was a reasonable basis on which to conclude that each would continue to provide a high quality of investment services to the applicable Series.

Investment Performance. The Board considered performance reports and discussions at Board meetings throughout the year, as well as a report (the “Lipper Report”) for the Series prepared by Broadridge, an independent third party provider of investment company data, furnished in connection with the contract renewal process. The Lipper Report presented each Series’ performance relative to a peer group of other mutual funds (the “Performance Universe”) and relevant indexes, as selected by Broadridge. The Board also considered performance information presented by management and took into account management’s discussion of the same, including the effect of market conditions on each Series’ performance. The Board evaluated each Series’ performance in the context of the considerations that a “manager of managers” structure requires. The Board noted that it also reviews on a quarterly basis detailed information about the Series’ performance results and portfolio composition, as well as each Subadviser’s investment strategy. The Board noted VIA’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to the Series it subadvises. The Board was mindful of VIA’s focus on each Subadviser’s performance and noted VIA’s performance in monitoring and responding to any performance issues with respect to the Series. The Board also took into account its discussions with management regarding factors that contributed to the performance of each Series.

The Board considered, among other performance data, the information set forth below with respect to the performance of each Series for the period ended June 30, 2017:

Virtus Duff & Phelps International Series. The Board noted that the Series underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Series’ performance, including the Subadviser’s investment style in the current market environment and actions taken to address the Series’ performance, including the replacement of the Series’ subadviser in November 2015 before the Series’ portfolio manager moved from one affiliated subadviser to another in September 2016. The Board also noted that because the Series’ subadviser changed in November 2015, all of the performance data shown for the period prior to that date reflected the performance of a prior subadviser.

Virtus Duff & Phelps Real Estate Securities Series. The Board noted that the Series outperformed the median of its Performance Universe for the 10-year period, underperformed the median of its Performance Universe for the 1- and 5-year periods, and performed at the median of its Performance Universe for the 3-year period. The Board also noted that the Series underperformed its benchmark for the 1-, 3- and 5-year periods and outperformed its benchmark for the 10-year period. The Board took into account management’s discussion of the factors that contributed to the Series’ performance over the relevant periods.

Virtus KAR Capital Growth Series. The Board noted that the Series underperformed the median of its Performance Universe for the 10-year period and outperformed the median of its Performance Universe for the 1-, 3- and 5- year periods. The Board also noted that the Series underperformed its benchmark for the 5- and 10-year periods and outperformed its benchmark for the 1- and 3-year periods. The Board took into account management’s discussion of the Series’ performance, including the Subadviser’s investment style in the current market environment and any actions taken to address the Series’ performance, including the replacement of the Series’ subadviser in November 2010 and September 2011 and change in the Series’ portfolio manager in November 2011. The Board also noted that because the Series’ subadviser changed in November 2010 and September 2011, 10-year performance data in part reflects the performance of prior subadvisers.

Virtus KAR Small-Cap Growth Series. The Board noted that the Series outperformed the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus KAR Small-Cap Value Series. The Board noted that the Series outperformed the median of its Performance Universe and its benchmark for the 3- and 5-year periods and underperformed the median of its Performance Universe and its benchmark for the 1- and 10-year periods. The Board took into account management’s discussion of the Series’ performance, including the impact of market conditions on the Series’ performance and the Subadviser’s investment style in the current market environment as well as the type of fund. The Board noted that because the Series’ subadviser changed in November 2010, 10-year performance data in part reflects the performance of a prior subadviser.

Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series). The Board noted that the Series outperformed the median of its Performance Universe and its benchmark for the 1-, 3-, 5- and 10-year periods.

Virtus Rampart Enhanced Core Equity Series. The Board noted that the Series underperformed the median of its Performance Universe and underperformed its benchmark for the 3-, 5- and 10-year periods. The Board also noted that the Series outperformed the median of its Performance Universe and outperformed its benchmark for the 1-year period. The Board took into account management’s discussion of the Series’ performance and any actions taken to address the Series’ performance, including the replacement of the Series’ subadviser in September 2016. The Board noted that because the Series’ subadviser changed in September 2016, performance data prior to that date reflects the performance of a prior subadviser.

Virtus Rampart Equity Trend Series. The Board noted that the Series underperformed the median of its Performance Universe and underperformed its benchmark for the 1-, 3- and 5-year periods. The Board took into account management’s discussion of the Series’ performance, including the type of fund and the Series’ peer group, and any actions taken to address the Series’ performance, including the removal of the Series’ prior subadviser in May 2015. The Board noted that because the Series’ prior subadviser was removed in May 2015, performance data prior to that date reflects the performance of the prior subadviser.

Virtus Strategic Allocation Series. The Board noted that the Series underperformed the median of its Performance Universe for the 3- and 5-year periods and outperformed its Performance Universe for the 1- and 10-year periods. The Board also noted that the Series underperformed its benchmark for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the factors

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

that contributed to the Series’ performance over the relevant periods and any actions taken to address the Series’ performance, including the replacement of one of the Series’ Subadvisers in September 2016. The Board noted that because one of the Series’ subadvisers was replaced in September 2016, performance data prior to that date in part reflects the performance of that prior subadviser.

After reviewing these and related factors, the Board concluded that each Series’ overall performance was satisfactory, or where noted above, action was being taken to address performance.

Management Fees and Total Expenses. The Board considered the fees charged to the Series for advisory services as well as the total expense levels of the Series. This information included comparisons of each Series’ net management fee and total expense level to those of its peer group (the “Expense Group”). In comparing each Series’ net management fee to that of comparable funds, the Board noted that in the materials presented such fee included both advisory and administrative fees. The Board also noted that all of the Series had fee waivers and/or expense caps in place to limit the total expenses incurred by the Series and their shareholders. The Board also noted that the subadvisory fees were paid by VIA out of its management fees rather than paid separately by the Series. In this regard, the Board took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by VIA after payment of the subadvisory fee. The Board also took into account the size of each of the Series and the impact on expenses. The Subadvisers provided, and the Board considered, fee information of comparable accounts managed by the Subadvisers, as applicable.

In addition to the foregoing, the Board considered, among other data, the information set forth below with respect to each Series’ fees and expenses. In each case, the Board took into account management’s discussion of the Series’ expenses, including the type and size of the Series relative to the other series in its Expense Group.

Virtus Duff & Phelps International Series. The Board considered that the Series’ net management fee after waivers was equal to the median of the Expense Group and net total expenses after waivers were above the median of the Expense Group. The Board took into account management’s discussion of the Series’ expenses, including that VIA had waived a portion of its management fee and/or reimbursed expenses for the Series.

Virtus Duff & Phelps Real Estate Securities Series. The Board considered that the Series’ net management fee after waivers and net total expenses after waivers were above the median of the Expense Group. The Board took into account management’s discussion of the Series’ expenses, including that VIA had waived a portion of its management fee and/or reimbursed expenses for the Series.

Virtus KAR Capital Growth Series. The Board considered that the Series’ net management fee after waivers and net total expenses after waivers were above the median of the Expense Group. The Board took into account management’s discussion of the Series’ expenses, including that VIA had waived a portion of its management fee and/or reimbursed expenses for the Series.

Virtus KAR Small-Cap Growth Series. The Board considered that the Series’ net management fee after waivers and net total expenses were above the median of the Expense Group. The Board took into account management’s discussion of the Series’ expenses, including that VIA had waived a portion of its management fee and/or reimbursed expenses for the Series.

Virtus KAR Small-Cap Value Series. The Board considered that the Series’ net management fee and net total expenses after waivers were both equal to the median of the Expense Group.

Virtus Newfleet Multi-Sector Intermediate Bond Series (formerly Virtus Multi-Sector Fixed Income Series). The Board considered that the Series’ net management fee after waivers and net total expenses after waivers were above the median of the Expense Group. The Board took into account management’s discussion of the Series’ expenses, including that VIA had waived a portion of its management fee and/or reimbursed expenses for the Series.

Virtus Rampart Enhanced Core Equity Series (fka Growth & Income Series). The Board considered that the Series’ net management fee and net total expenses after waivers were both below the median of the Expense Group.

Virtus Rampart Equity Trend Series. The Board considered that the Series’ net management fee after waivers and the Series’ net total expenses after waivers were above the median of the Expense Group. The Board took into account management’s discussion of the Series’ expenses, including that VIA had waived a portion of its management fee and/or reimbursed expenses for the Series.

Virtus Strategic Allocation Series. The Board considered that the Series’ net management fee after waivers and net total expenses after waivers were below the median of the Expense Group.

The Board concluded that the advisory and subadvisory fees for each Series, including with any proposed amendments, were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Profitability. The Board also considered certain information relating to profitability that had been provided by VIA. In this regard, the Board considered information regarding the overall profitability, as well as on a Series-by-Series basis, of VIA for its management of the Trust, as well as its profits and those of its affiliates for managing and providing other services to the Trust, such as distribution and administrative services provided to the Series by a VIA affiliate. In addition to the fees paid to VIA and its affiliates, including the applicable Subadvisers, the Board considered any other benefits derived by VIA or its affiliates from their relationships with the Series. The Board reviewed the methodology used to allocate costs to each Series, taking into account the fact that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. The Board concluded that the profitability to VIA and its affiliates from each Series was reasonable in light of the quality of the services rendered to the Series by VIA and its affiliates.

In considering the profitability to the Subadvisers in connection with their relationship to the Series, the Board noted that the fees under the Subadvisory Agreements are paid by VIA out of the fees that VIA receives under the Advisory Agreement, so that Series

CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS

BY THE BOARD OF TRUSTEES (Continued)

shareholders are not directly impacted by those fees. In considering the reasonableness of the fees payable by VIA to the affiliated Subadvisers, the Board noted that, because such Subadvisers are affiliates of VIA, such profitability might be directly or indirectly shared by VIA. For each of the above reasons, the Board concluded that the profitability to the Subadvisers and their affiliates from their relationships with the Series was not a material factor in approval of the Subadvisory Agreements.

Economies of Scale. The Board received and discussed information concerning whether VIA realizes economies of scale as the Series’ assets grow. The Board noted that the management fees for most of the Series included breakpoints based on assets under management, and that fee waivers and/or expense caps were also in place for all of the Series. The Board also took into account management’s discussion of the Series’ management fee and subadvisory fee structure, including with respect to the Series that does not currently have breakpoints. The Board also took into account the current size of each Series. The Board also noted that VIA had agreed to implement an extension of each Series’ expense cap through April 30, 2019. The Board then concluded that no additional changes to the advisory fee structure of the Series were necessary at this time. The Board noted that VIA and the Series may realize certain economies of scale if the assets of the Series were to increase, particularly in relationship to certain fixed costs, and that shareholders of the Series would have an opportunity to benefit from these economies of scale.

For similar reasons as stated above with respect to the Subadvisers’ profitability, and based upon the current size of the Series managed by each Subadviser, the Board concluded that the potential for economies of scale in the Subadvisers’ management of the Series was not a material factor in the approval of the Subadvisory Agreements at this time.

Other Factors. The Board considered other benefits that may be realized by VIA and each Subadviser and their affiliates from their relationships with the applicable Series. Among them, the Board recognized that VP Distributors, LLC, an affiliate of VIA, serves as the distributor for the Trust, and, as such, receives payments pursuant to Rule 12b-1 from the Series to compensate it for providing selling activities, which could lead to growth in the Trust’s assets and corresponding benefits from such growth, including economies of scale. The Board noted that an affiliate of VIA also provides administrative services to the Trust. The Board noted management’s discussion of the fact that, while the Subadvisers are affiliates of VIA, there are no other direct benefits to the Subadvisers or VIA in providing investment advisory services to the Series, other than the fee to be earned under the Subadvisory Agreement. There may be certain indirect benefits gained, including to the extent that serving the Series could provide the opportunity to provide advisory services to additional portfolios of the Trust or certain reputational benefits.

Conclusion. Based on all of the foregoing considerations, the Board, including a majority of the Independent Trustees, determined that approval of each Agreement, as amended, was in the best interests of each of the applicable Series and its respective shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, as amended, with respect to each Series.

FUND MANAGEMENT TABLES

Information pertaining to the Trustees and officers of the Trust as of the date the financial statements were available for issuance, is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

The address of each individual, unless otherwise noted, is c/o Virtus Variable Insurance Trust, 100 Pearl Street, Hartford, CT 06103. There is no stated term of office for Trustees or officers of the Trust.

Independent Trustees

Name, Year of Birth, Length of Time Served and Number of Portfolios in Complex	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Brown, Thomas J. YOB: 1945 Served Since: 2011 86 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Variable Insurance Trust (9 portfolios); Director (since 2010), D’Youville Senior Care Center; and Director (since 2005), VALIC Company Funds (49 portfolios).
Burke, Donald C. YOB: 1960 Served Since: 2016 90 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2014) closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director, Avista Corp. (energy company) (since 2011); Trustee, Goldman Sachs Fund Complex (2010 to 2014); and Director, BlackRock Luxembourg and Cayman Funds (2006 to 2010).
Gelfenbien, Roger A. YOB: 1943 Served Since: 2000 86 Portfolios	Retired. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2000), Virtus Variable Insurance Trust (9 portfolios); and Director (1999 to 2017), USAllianz Variable Insurance Product Trust (42 portfolios).
Harris, Sidney E. YOB: 1949 Served Since: 2017 86 Portfolios	Professor and Dean Emeritus (since April 2015), Professor (1997 to 2014), Dean (1997 to 2004), J. Mack Robinson College of Business, Georgia State University; Trustee (since 2017), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2013), KIPP Metro Atlanta; Trustee (since 1999) Total System Services, Inc.; Trustee (2004 to 2017), RidgeWorth Funds; Trustee (2012 to 2017), International University of the Grand Bassam; and Trustee (2011 to 2015), Genspring Family Offices, LLC.
Mallin, John R. YOB: 1950 Served Since: 1999 86 Portfolios	Partner/Attorney (since 2003), McCarter & English LLP (law firm), Real Property Practice Group; and Member (since 2014), Counselors of Real Estate. Trustee (since 2016), Virtus Mutual Fund Family (74 portfolios) and Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Horizons, Inc. (non-profit); and Trustee (since 1999), Virtus Variable Insurance Trust (9 portfolios).
McClellan, Hassell H. YOB: 1945 Served Since: 2008 86 Portfolios	Retired (since 2013); and Professor (1984 to 2013), Wallace E. Carroll School of Management, Boston College. Chairperson of the Board (since 2017) and Trustee (since 2000), John Hancock Fund Complex (collectively, 227 portfolios); Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Mutual Fund Family (74 portfolios); Director (since 2010), Barnes Group, Inc. (diversified global components manufacturer and logistical services company); and Trustee (since 2008), Virtus Variable Insurance Trust (9 portfolios).
McDaniel, Connie D. YOB: 1958 Served Since: 2017 86 Portfolios	Retired. Vice President, Chief of Internal Audit, Corporate Audit Department (2009 to 2013); Vice President Global Finance Transformation (2007 to 2009); Vice President and Controller (1999 to 2007), The Coca-Cola Company. Trustee (since 2017), Virtus Mutual Fund Family (74 portfolios), Virtus Variable Insurance Trust (9 portfolios), and Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2014), Total System Services, Inc.; and Trustee (2005 to 2017), RidgeWorth Funds.
McLoughlin, Philip YOB: 1946 Served Since: 2003 94 Portfolios	Retired. Director and Chairman (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Director and Chairman (since 2014) Duff & Phelps Select Energy MLP Fund Inc.; Trustee and Chairman (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee and Chairman (since 2011), Virtus Global Multi-Sector Income Fund; Chairman and Trustee (since 2003), Virtus Variable Insurance Trust (9 portfolios); Director (since 1995), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); Director (since 1991) and Chairman (since 2010), Lazard World Trust Fund (closed-end investment firm in Luxembourg); and Trustee (since 1989) and Chairman (since 2002), Virtus Mutual Fund Family (74 portfolios).
McNamara, Geraldine M. YOB: 1951 Served Since: 2015 90 Portfolios	Retired. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2015), Virtus Variable Insurance Trust (9 portfolios); Director (since 2003), closed-end funds managed by Duff & Phelps Investment Management Co. (4 funds); and Trustee (since 2001), Virtus Mutual Fund Family (74 portfolios).
Oates, James M. YOB: 1946 Served Since: 2016 90 Portfolios	Managing Director (since 1994), Wydown Group (consulting firm). Director (since 2016), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Trustee (since 2016), Virtus Variable Insurance Trust (9 portfolios); Director (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Trustee (since 2011), Virtus Global Multi-Sector Income Fund; Trustee (since 2005) and Chairman (2005 to 2017), John Hancock Fund Complex (227 portfolios); Director (2002 to 2014), New Hampshire Trust Company; Chairman (2000 to 2016), Emerson Investment Management, Inc.; Non-Executive Chairman (2000 to 2014), Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services); Chairman and Director (1999 to 2014), Connecticut River Bank; Director (since 1996), Stifel Financial; and Trustee (since 1987), Virtus Mutual Fund Family (74 portfolios).
Segerson, Richard E. YOB: 1946 Served Since: 2016 86 Portfolios	Retired; and Managing Director (1998 to 2013), Northway Management Company. Trustee (since 2016), Virtus Alternative Solutions Trust (3 portfolios) and Virtus Variable Insurance Trust (9 portfolios); and Trustee (since 1983), Virtus Mutual Fund Family (74 portfolios).

FUND MANAGEMENT TABLES (Continued)

Interested Trustee

Name, Year of Birth, Year Elected and Number of Funds Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Trustee
Aylward, George R.* Trustee and President YOB: 1964 Elected: 2012 92 Portfolios	Director, President and Chief Executive Officer (since 2008), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions with Virtus affiliates (since 2005). Chairman and Trustee (since 2015), Virtus ETF Trust II (2 funds); Director, President and Chief Executive Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Trustee and President (since 2013), Virtus Alternative Solutions Trust (3 portfolios); Director (since 2013), Virtus Global Funds, PLC (3 portfolios); Trustee (since 2012) and President (since 2010), Virtus Variable Insurance Trust (9 portfolios); Trustee, President and Chief Executive Officer (since 2011), Virtus Global Multi-Sector Income Fund; Trustee and President (since 2006) and Executive Vice President (2004 to 2006), Virtus Mutual Fund Family (74 portfolios); and Director, President and Chief Executive Officer (since 2006), Virtus Global Dividend & Income Fund Inc. and Virtus Total Return Fund Inc.
*	Mr. Aylward is an “interested person,” as defined in the 1940 Act, by reason of his position as President and Chief Executive Officer of Virtus Investment Partners, Inc. (“Virtus”), the ultimate parent company of the Adviser, and various positions with its affiliates, including the Adviser.

FUND MANAGEMENT TABLES (Continued)

Officers of the Trust Who Are Not Trustees

Name, Address and Year of Birth	Position(s) Held with Trust and Length of Time Served	Principal Occupation(s) During Past 5 Years
Bradley, W. Patrick YOB: 1972	Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006).	Executive Vice President, Fund Services (since 2016), Senior Vice President, Fund Services (2010 to 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2004), Virtus Variable Insurance Trust; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2006), Virtus Mutual Fund Family; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2012 to 2013) and Treasurer and Chief Financial Officer (since 2010), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Executive Vice President (since 2016), Senior Vice President (2013 to 2016), Vice President (2011 to 2013), Chief Financial Officer and Treasurer (since 2011), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2016), Senior Vice President (2014 to 2016), Chief Financial Officer and Treasurer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Vice President and Assistant Treasurer (since 2011), Duff & Phelps Global Utility Income Fund Inc.; Director (since 2013), Virtus Global Funds, PLC; and Executive Vice President (since 2016), Senior Vice President (2013 to 2016), and Chief Financial Officer and Treasurer (since 2013), Virtus Alternative Solutions Trust.
Engberg, Nancy J. YOB: 1956	Senior Vice President (since 2017), Vice President and Chief Compliance Officer (2011 to 2017), and Chief Compliance Officer (since 2011).	Senior Vice President (since 2017), Vice President (2008 to 2017) and Chief Compliance Officer (2008 to 2011 and since 2016), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various officer positions (since 2003) with Virtus affiliates; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Mutual Fund Family; Senior Vice President (since 2017), Vice President (2010 to 2017) and Chief Compliance Officer (since 2011), Virtus Variable Insurance Trust; Senior Vice President (since 2017), Vice President (2011 to 2017) and Chief Compliance Officer (since 2011), Virtus Global Multi-Sector Income Fund; Senior Vice President (since 2017), Vice President (2012 to 2017) and Chief Compliance Officer (since 2012), Virtus Total Return Fund Inc. and Virtus Global Dividend & Income Fund Inc.; Senior Vice President (since 2017), Vice President (2013 to 2017) and Chief Compliance Officer (since 2013), Virtus Alternative Solutions Trust; Senior Vice President (since 2017), Vice President (2014 to 2017) and Chief Compliance Officer (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Chief Compliance Officer (since 2015), ETFis Series Trust I; and Chief Compliance Officer (since 2015), Virtus ETF Trust II.
Fromm, Jennifer S. YOB: 1973	Vice President, Chief Legal Officer and Secretary (since 2013).	Vice President (since 2016) and Senior Counsel (since 2007), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Vice President (since 2017) and Assistant Secretary (since 2008), various Virtus-affiliated open-end funds; Vice President, Chief Legal Officer, and Secretary (since 2013), Virtus Variable Insurance Trust; and Vice President, Chief Legal Officer, and Secretary (since 2013), Virtus Alternative Solutions Trust.
Short, Julia R. YOB: 1972	Senior Vice President (since 2017).	Senior Vice President, Product Development (since 2017), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; Senior Vice President (since 2017), Virtus Mutual Fund Family; President and Chief Executive Officer, RidgeWorth Funds (2007 to 2017); and Managing Director, Product Manager, RidgeWorth Investments (2004 to 2017).
Waltman, Francis G. YOB: 1962	Executive Vice President (since 2013), Senior Vice President (2008 to 2013).	Executive Vice President, Product Development (since 2009), Virtus Investment Partners, Inc. and/or certain of its subsidiaries; various senior officer positions (since 2006) with Virtus affiliates; Executive Vice President (since 2013), Senior Vice President (2008 to 2013), Virtus Mutual Fund Family; Executive Vice President (since 2013), Senior Vice President (2010 to 2013), Virtus Variable Insurance Trust; Executive Vice President (since 2013), Senior Vice President (2011 to 2013), Virtus Global Multi-Sector Income Fund; Executive Vice President (since 2014), Duff & Phelps Select Energy MLP Fund Inc.; Director (since 2013), Virtus Global Funds PLC; and Executive Vice President (since 2013), Virtus Alternative Solutions Trust.

VIRTUS VARIABLE INSURANCE TRUST

100 Pearl Street

Hartford, CT 06103-4506

Trustees

George R. Aylward

Thomas J. Brown

Donald C. Burke

Roger A. Gelfenbien

Sidney E. Harris

John R. Mallin

Hassell H. McClellan

Connie D. McDaniel

Philip R. McLoughlin, Chairman

Geraldine M. McNamara

James M. Oates

Richard E. Segerson

Officers

George R. Aylward, President

Francis G. Waltman, Executive Vice President

W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer

Nancy J. Engberg, Senior Vice President and Chief Compliance Officer

Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary

Julia Short, Senior Vice President

Investment Adviser

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103-4506

Principal Underwriter

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103-4506

Transfer Agent

Bank of New York Mellon

4400 Computer Drive

Westborough, MA 01581-1722

Custodian

The Bank of New York Mellon

225 Liberty Street

New York, NY 10286-1048

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

How to Contact Us

Mutual Fund Services1-800-367-5877

WebsiteVirtus.com

Important Notice to Shareholders

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-367-5877.

For more information about the Virtus Variable Insurance Trust, please contact us at 1-800-367-5877 or Virtus.com.

8509	02-18

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	Other than certain non-substantive changes, there have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics described in Item 2(b) of the instructions for completion of Form N-CSR.

(d)	The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of the instructions for completion of this Item.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant’s Board of Trustees has determined that the Registrant has an “audit committee financial expert” serving on its Audit Committee.

(a)(2)	The Registrant’s Board of Trustees has determined that each of Thomas J. Brown, Donald C. Burke and Richard E. Segerson possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert.” Each of Messrs. Brown, Burke and Segerson is an “independent” trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

(a)(3)	Not applicable.

Item 4.	Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $207,494 for 2017 and $215,702 for 2016.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $9,729 for 2017 and $36,002 for 2016. Such audit-related fees include out of pocket expenses and other fees.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2017 and $28,375 for 2016.

“Tax Fees” are those primarily associated with review of the Trust’s tax provision and qualification as a regulated investment company (RIC) in connection with audits of the Trust’s financial statement, review of year-end distributions by the Fund to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Fund’s federal income tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2017 and $0 for 2016.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Virtus Variable Insurance Trust (the “Fund”) Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Fund on an annual basis require specific pre-approval by the Audit Committee. The Audit Committee must also approve other non-audit services provided to the Fund and those non-audit services provided to the Fund’s Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Certain of these non-audit services that the Audit Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Audit Committee without consideration on a specific case-by-case basis (“general pre-approval”).

The Audit Committee has determined that Mr. Thomas J. Brown, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In any event, the Audit Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person Audit Committee meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	0%

(c)	0%

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $566,627 for 2017 and $686,723 for 2016.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Variable Insurance Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date	3/09/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date	3/09/2018

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Executive Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date	3/09/2018

*	Print the name and title of each signing officer under his or her signature.